NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
50,802 shares (cost $573,696)	$592,864
Variable Insurance Funds - Equity Income VIF (BBGI)
45,688 shares (cost $378,953)	489,318
Global Allocation V.I. Fund - Class III (MLVGA3)
2,903,071 shares (cost $42,516,549)	41,136,517
VIP Small Cap Value Series: Service Class (DWVSVS)
50,808 shares (cost $2,016,086)	2,036,370
Stock Index Fund, Inc. - Initial Shares (DSIF)
7,360,502 shares (cost $212,538,769)	331,148,994
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
967,758 shares (cost $27,177,227)	44,487,854
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
1,838 shares (cost $56,950)	83,788
Floating-Rate Income Fund (ETVFR)
877,736 shares (cost $8,251,144)	8,066,390
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
19,337 shares (cost $221,533)	228,566
VA International Equity Fund (HVIE)
5,502 shares (cost $87,203)	86,769
VA Situs Fund (HVSIT)
27,079 shares (cost $607,428)	599,254
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
25,686 shares (cost $363,490)	355,500
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
223,806 shares (cost $1,068,363)	1,284,649
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,855,292 shares (cost $15,420,856)	21,168,883
Balanced Portfolio: Service Shares (JABS)
2,527 shares (cost $68,045)	83,322
Forty Portfolio: Service Shares (JACAS)
2,314,206 shares (cost $81,565,873)	90,739,999
Global Technology Portfolio: Service Shares (JAGTS)
3,410,862 shares (cost $21,678,172)	29,196,983
Overseas Portfolio: Service Shares (JAIGS)
2,052,952 shares (cost $80,717,596)	64,770,651
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
56,473 shares (cost $1,284,577)	1,127,207
Investors Growth Stock Series - Service Class (MIGSC)
11,995 shares (cost $124,145)	187,481
Mid Cap Growth Series - Service Class (MMCGSC)
133,178 shares (cost $752,895)	1,122,691
New Discovery Series - Service Class (MNDSC)
130,396 shares (cost $2,393,385)	1,995,054
Value Series - Service Class (MVFSC)
1,952,067 shares (cost $27,426,777)	39,138,941
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
739,482 shares (cost $14,323,326)	15,854,502
Core Plus Fixed Income Portfolio - Class I (MSVFI)
403,055 shares (cost $4,276,529)	4,304,631
Core Plus Fixed Income Portfolio - Class II (MSVF2)
81,907 shares (cost $822,838)	872,310
Emerging Markets Debt Portfolio - Class I (MSEM)
796,741 shares (cost $6,161,071)	6,334,093
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

3,637 shares (cost $39,118)	$46,299
U.S. Real Estate Portfolio - Class I (MSVRE)
52,832 shares (cost $566,479)	1,063,505
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
8,951 shares (cost $89,347)	88,797
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
8,825 shares (cost $89,730)	89,573
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,477,192 shares (cost $111,664,746)	143,262,992
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
129,029 shares (cost $1,930,422)	2,461,866
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,054,532 shares (cost $37,199,089)	51,157,849
American Funds NVIT Bond Fund - Class II (GVABD2)
1,236,883 shares (cost $13,725,015)	14,261,264
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
712,035 shares (cost $15,629,479)	21,916,446
American Funds NVIT Growth Fund - Class II (GVAGR2)
467,953 shares (cost $24,516,086)	39,331,434
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
369,386 shares (cost $15,200,335)	21,804,861
Federated NVIT High Income Bond Fund - Class I (HIBF)
6,188,340 shares (cost $42,741,295)	41,152,459
NVIT Emerging Markets Fund - Class I (GEM)
1,819,117 shares (cost $20,788,361)	20,028,473
NVIT Emerging Markets Fund - Class II (GEM2)
31,616 shares (cost $360,986)	343,347
NVIT International Equity Fund - Class I (GIG)
2,169,314 shares (cost $22,891,078)	22,343,933
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
5,717 shares (cost $50,415)	58,424
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,779,956 shares (cost $58,686,602)	68,816,553
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
274,834 shares (cost $3,603,213)	4,540,254
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
328,759 shares (cost $3,154,551)	3,580,181
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
907,561 shares (cost $9,886,647)	10,745,528
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
538,985 shares (cost $5,813,912)	6,510,938
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
802,257 shares (cost $8,695,945)	8,544,041
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,769,169 shares (cost $19,114,983)	21,247,724
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
835,693 shares (cost $8,691,251)	9,284,546
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
705,959 shares (cost $7,557,904)	8,090,290
NVIT Core Bond Fund - Class I (NVCBD1)
611,868 shares (cost $6,808,087)	6,681,599
NVIT Core Bond Fund - Class II (NVCBD2)
57,818 shares (cost $629,650)	629,061
NVIT Core Plus Bond Fund - Class II (NVLCP2)
462,296 shares (cost $5,398,330)	5,284,044
NVIT Nationwide Fund - Class I (TRF)
7,954,217 shares (cost $81,727,275)	116,290,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Nationwide Fund - Class II (TRF2)
21,396 shares (cost $186,461)	$311,525
NVIT Government Bond Fund - Class I (GBF)
11,951,900 shares (cost $140,517,201)	132,307,531
NVIT Government Bond Fund - Class II (GBF2)
264,636 shares (cost $3,081,566)	2,921,585
American Century NVIT Growth Fund - Class I (CAF)
1,483,610 shares (cost $21,052,190)	33,099,338
NVIT International Index Fund - Class VIII (GVIX8)
461,479 shares (cost $4,056,527)	4,139,470
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,295,363 shares (cost $31,258,793)	42,609,038
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
458,959 shares (cost $6,420,864)	7,100,098
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
112,389 shares (cost $1,870,599)	2,002,774
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
3,160,398 shares (cost $32,470,063)	32,962,954
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
14,599,759 shares (cost $137,167,367)	195,052,777
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,095,867 shares (cost $76,522,457)	98,419,669
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
4,693,667 shares (cost $47,655,579)	55,854,634
NVIT Mid Cap Index Fund - Class I (MCIF)
4,038,585 shares (cost $73,978,739)	101,328,102
NVIT Money Market Fund - Class I (SAM)
189,905,653 shares (cost $189,905,653)	189,905,653
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
4,058,062 shares (cost $48,876,644)	45,003,904
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
730,529 shares (cost $8,222,216)	7,363,730
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
39,956 shares (cost $446,622)	399,964
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,965,232 shares (cost $22,054,541)	26,393,063
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
29,172 shares (cost $266,156)	389,442
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
802,454 shares (cost $9,453,142)	9,460,933
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
283,637 shares (cost $2,507,543)	3,329,893
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,722,818 shares (cost $63,126,794)	84,573,047
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
542,045 shares (cost $5,421,454)	6,667,150
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,044,065 shares (cost $60,082,461)	71,561,732
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,163,890 shares (cost $22,450,180)	24,418,403
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
15,779 shares (cost $240,406)	318,421
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,519,233 shares (cost $68,421,272)	103,395,039
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
47,633 shares (cost $488,213)	742,602
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,099,288 shares (cost $69,947,850)	96,128,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Small Company Fund - Class II (SCF2)
70,367 shares (cost $1,144,592)	$1,593,814
NVIT Multi-Sector Bond Fund - Class I (MSBF)
5,292,903 shares (cost $46,272,299)	48,271,274
NVIT Short Term Bond Fund - Class II (NVSTB2)
720,312 shares (cost $7,548,449)	7,469,638
NVIT Large Cap Growth Fund - Class I (NVOLG1)
17,263,103 shares (cost $277,332,506)	392,562,962
NVIT Large Cap Growth Fund - Class II (NVOLG2)
372,327 shares (cost $6,009,440)	8,440,656
Templeton NVIT International Value Fund - Class III (NVTIV3)
209,189 shares (cost $2,678,936)	2,537,458
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,834,450 shares (cost $20,958,266)	30,488,561
NVIT Real Estate Fund - Class I (NVRE1)
11,414,871 shares (cost $92,510,205)	96,683,960
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
108,097 shares (cost $1,165,896)	1,123,132
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
22,064 shares (cost $222,908)	229,470
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
22,758 shares (cost $239,703)	241,691
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
8,221 shares (cost $86,564)	86,981
NVIT Small Cap Index Fund Class II (NVSIX2)
101,246 shares (cost $1,392,497)	1,403,270
NVIT S&P 500 Index Fund Class II (GVEX2)
513,258 shares (cost $6,927,367)	7,319,053
VPS Growth and Income Portfolio - Class B (ALVGIB)
40,139 shares (cost $722,425)	1,192,519
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
22,022 shares (cost $528,312)	1,043,390
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
308,103 shares (cost $6,651,287)	6,713,555
VP Income & Growth Fund - Class I (ACVIG)
6,494,124 shares (cost $44,037,462)	65,655,596
VP Income & Growth Fund - Class II (ACVIG2)
59,061 shares (cost $327,964)	597,698
VP Inflation Protection Fund - Class II (ACVIP2)
3,426,725 shares (cost $39,207,720)	35,603,673
VP International Fund - Class I (ACVI)
160,159 shares (cost $1,269,740)	1,598,385
VP International Fund - Class III (ACVI3)
7,355 shares (cost $58,031)	73,404
VP Mid Cap Value Fund - Class I (ACVMV1)
925,461 shares (cost $14,757,809)	18,361,145
VP Mid Cap Value Fund - Class II (ACVMV2)
26,806 shares (cost $357,133)	532,103
VP Ultra(R) Fund - Class I (ACVU1)
1,250 shares (cost $13,173)	20,156
VP Value Fund - Class I (ACVV)
231,220 shares (cost $1,285,169)	2,175,777
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
27,171 shares (cost $607,356)	624,108
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,457,735 shares (cost $18,878,398)	26,822,320
Appreciation Portfolio - Initial Shares (DCAP)
1,227,477 shares (cost $42,490,396)	60,772,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Appreciation Portfolio - Service Shares (DCAPS)
20,636 shares (cost $722,426)	$1,015,910
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
254 shares (cost $8,366)	12,131
International Value Portfolio - Initial Shares (DVIV)
500 shares (cost $5,099)	5,274
Managed Tail Risk Fund II: Service Shares (FCA2S)
40,565 shares (cost $240,340)	224,730
High Income Bond Fund II - Service Shares (FHIBS)
253,067 shares (cost $1,689,835)	1,738,570
Quality Bond Fund II - Primary Shares (FQB)
7,106,232 shares (cost $77,103,406)	81,153,164
Quality Bond Fund II - Service Shares (FQBS)
272,700 shares (cost $2,938,503)	3,100,598
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
29,358 shares (cost $246,533)	448,584
VIP Contrafund(R) Portfolio - Service Class (FCS)
390,735 shares (cost $10,229,139)	14,547,062
VIP Energy Portfolio - Service Class 2 (FNRS2)
670,062 shares (cost $14,768,084)	13,649,158
VIP Equity-Income Portfolio - Service Class (FEIS)
9,068,541 shares (cost $199,749,895)	219,277,332
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
197,775 shares (cost $3,945,050)	4,712,981
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
771,224 shares (cost $8,651,159)	9,586,309
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
4,410 shares (cost $47,840)	54,594
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
986,390 shares (cost $11,448,291)	12,566,610
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
10,791 shares (cost $96,429)	137,041
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
628,485 shares (cost $7,189,461)	8,164,020
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
23,924 shares (cost $248,497)	309,820
VIP Growth Opportunities Portfolio - Service Class (FGOS)
33,290 shares (cost $702,533)	1,113,881
VIP Growth Portfolio - Service Class (FGS)
2,776,038 shares (cost $97,235,262)	175,778,732
VIP Growth Portfolio - Service Class 2 (FG2)
40,140 shares (cost $1,629,316)	2,520,821
VIP High Income Portfolio - Service Class (FHIS)
6,305,068 shares (cost $32,048,389)	34,614,824
VIP High Income Portfolio - Service Class R (FHISR)
4,763,506 shares (cost $27,981,859)	26,008,744
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
3,192,549 shares (cost $41,155,631)	40,417,673
VIP Mid Cap Portfolio - Service Class (FMCS)
885,636 shares (cost $28,594,336)	33,158,205
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
161,479 shares (cost $4,617,455)	5,948,884
VIP Overseas Portfolio - Service Class (FOS)
705,044 shares (cost $13,515,277)	13,134,968
VIP Overseas Portfolio - Service Class 2 R (FO2R)
111,391 shares (cost $1,767,813)	2,044,024
VIP Overseas Portfolio - Service Class R (FOSR)
1,167,776 shares (cost $19,941,804)	21,708,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Value Strategies Portfolio - Service Class (FVSS)
756,751 shares (cost $8,349,091)	$11,472,341
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,852,928 shares (cost $57,164,782)	61,646,855
Rising Dividends Securities Fund - Class 2 (FTVRD2)
25,526 shares (cost $519,662)	741,783
Small Cap Value Securities Fund - Class 2 (FTVSV2)
543,432 shares (cost $9,866,504)	12,129,408
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
477,855 shares (cost $4,732,612)	4,396,268
Templeton Foreign Securities Fund - Class 2 (TIF2)
515,539 shares (cost $9,005,561)	7,758,866
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2,076,205 shares (cost $38,878,328)	37,350,931
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,042,794 shares (cost $7,860,710)	7,737,530
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,771,074 shares (cost $19,361,206)	18,879,649
Guardian Portfolio - I Class Shares (AMGP)
10,178 shares (cost $166,008)	245,190
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,859 shares (cost $213,847)	217,036
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2,846 shares (cost $32,502)	46,648
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
82,351 shares (cost $1,547,572)	1,476,549
Socially Responsive Portfolio - I Class Shares (AMSRS)
454,093 shares (cost $7,485,873)	10,843,739
International Growth Fund/VA- Service Shares (OVIGS)
205,466 shares (cost $511,899)	493,119
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
53,714 shares (cost $2,236,456)	3,484,432
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,994,767 shares (cost $110,907,979)	118,293,289
Global Securities Fund/VA - Service Class (OVGSS)
32,775 shares (cost $883,447)	1,281,847
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,944,156 shares (cost $61,726,869)	98,953,067
Main Street Fund(R)/VA - Service Class (OVGIS)
78,663 shares (cost $1,713,195)	2,621,828
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
429,006 shares (cost $10,658,721)	11,394,388
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
6,704 shares (cost $112,624)	176,053
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
724,716 shares (cost $38,667,691)	57,122,128
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
912,083 shares (cost $5,029,572)	4,834,038
Global Strategic Income Fund/VA: Service Shares (OVSBS)
514,241 shares (cost $2,813,223)	2,787,186
All Asset Portfolio - Advisor Class (PMVAAD)
569,181 shares (cost $6,447,527)	5,959,329
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
388,786 shares (cost $4,527,904)	4,093,916
Low Duration Portfolio - Advisor Class (PMVLAD)
3,122,790 shares (cost $33,175,220)	33,039,115
Real Return Portfolio - Administrative Class (PMVRRA)
65,979 shares (cost $929,731)	845,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Total Return Portfolio - Administrative Class (PMVTRA)
128,030 shares (cost $1,447,036)	$1,433,938
Total Return Portfolio - Advisor Class (PMVTRD)
1,222,803 shares (cost $14,013,784)	13,695,398
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
12,026 shares (cost $165,376)	152,616
VT Growth & Income Fund: Class IB (PVGIB)
523 shares (cost $9,852)	13,660
VI American Franchise Fund - Series II Shares (ACEG2)
41,961 shares (cost $2,072,630)	2,250,355
VI Comstock Fund - Series II Shares (ACC2)
268,919 shares (cost $3,193,998)	5,130,974
VI American Franchise Fund - Series I Shares (ACEG)
476 shares (cost $18,256)	26,115
VI Core Equity Fund - Series I Shares (AVGI)
485 shares (cost $13,932)	19,897
VI Core Equity Fund - Series II Shares (AVCE2)
13,644 shares (cost $342,330)	553,124
VI Equity and Income Fund - Series I Shares (IVKEI1)
18,335 shares (cost $295,169)	347,080
VI Global Health Care Fund - Series I Shares (IVHS)
13,226 shares (cost $333,769)	446,757
VI Global Real Estate Fund - Series I Shares (IVRE)
17,177 shares (cost $255,593)	296,123
Diversified Stock Fund Class A Shares (VYDS)
218,590 shares (cost $2,289,250)	3,311,637
Micro-Cap Portfolio - Investment Class (ROCMC)
49,250 shares (cost $543,383)	559,970
Variable Fund - Multi-Hedge Strategies (RVARS)
22,446 shares (cost $512,705)	534,431
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
20,144 shares (cost $186,681)	253,818
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
3,306 shares (cost $101,072)	162,390
Series N (Managed Asset Allocation Series) (SBLN)
10,536 shares (cost $256,407)	291,541
Series O (All Cap Value Series) (SBLO)
10,308 shares (cost $233,257)	364,386
Series P (High Yield Series) (SBLP)
8,227 shares (cost $260,812)	278,483
Series Q (Small Cap Value Series) (SBLQ)
15,695 shares (cost $607,977)	811,882
Series V (Mid Cap Value Series) (SBLV)
23,392 shares (cost $1,326,563)	1,970,075
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
7,555 shares (cost $193,071)	240,025
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2,035 shares (cost $22,630)	31,700
Health Sciences Portfolio - II (TRHS2)
1,581,959 shares (cost $44,725,853)	57,346,030
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
174,876 shares (cost $5,337,798)	4,308,954
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,708,735 shares (cost $21,760,834)	22,128,114
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
655,229 shares (cost $19,793,875)	16,623,161
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,410,224 shares (cost $126,100,072)	145,746,342

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Balanced (WRBP)
5,026,408 shares (cost $44,213,573)	$51,241,214
Variable Insurance Portfolios - Bond (WRBDP)
11,869,607 shares (cost $65,014,403)	63,402,691
Variable Insurance Portfolios - Core Equity (WRCEP)
7,981,604 shares (cost $95,623,844)	113,148,808
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,779,125 shares (cost $12,477,083)	16,094,499
Variable Insurance Portfolios - Energy (WRENG)
858,331 shares (cost $5,727,173)	5,585,931
Variable Insurance Portfolios - Global Bond (WRGBP)
916,001 shares (cost $4,694,698)	4,624,341
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2,010,238 shares (cost $10,244,766)	9,497,772
Variable Insurance Portfolios - Growth (WRGP)
9,153,400 shares (cost $87,051,397)	110,599,613
Variable Insurance Portfolios - High Income (WRHIP)
20,683,777 shares (cost $74,269,049)	79,644,952
Variable Insurance Portfolios - International Growth (WRIP)
2,814,987 shares (cost $21,906,286)	24,898,279
Variable Insurance Portfolios - International Core Equity (WRI2P)
612,879 shares (cost $9,351,921)	11,030,099
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,070,503 shares (cost $5,249,586)	5,246,640
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
151,476 shares (cost $3,480,567)	4,048,858
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,534,269 shares (cost $13,646,295)	16,638,385
Variable Insurance Portfolios - Money Market (WRMMP)
14,619,462 shares (cost $14,619,462)	14,619,462
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
869,417 shares (cost $5,452,953)	8,333,537
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,929,948 shares (cost $48,640,757)	73,316,673
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,820,892 shares (cost $37,336,275)	46,433,393
Variable Insurance Portfolios - Small Cap Value (WRSCV)
335,191 shares (cost $5,379,065)	6,026,761
Variable Insurance Portfolios - Value (WRVP)
6,320,304 shares (cost $38,624,606)	46,686,823
Advantage VT Opportunity Fund - Class 2 (SVOF)
6,914 shares (cost $124,913)	199,546
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
781,406 shares (cost $7,811,580)	7,782,802

Total Investments	$5,801,454,801

Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	18
Accounts Receivable-International Value Portfolio - Initial Shares (DVIV)	4
Accounts Receivable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	13
Accounts Receivable-Series O (All Cap Value Series) (SBLO)	368
Accounts Receivable-Series Q (Small Cap Value Series) (SBLQ)	259
Accounts Receivable-Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	120
Accounts Receivable-Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	41
Accounts Receivable-VI Core Equity Fund - Series I Shares (AVGI)	6
Accounts Receivable-VI Global Health Care Fund - Series I Shares (IVHS)	182
Accounts Receivable-VI Global Real Estate Fund - Series I Shares (IVRE)	96

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	$(2,283)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(86)
Accounts Payable-NVIT Cardinal Conservative Fund - Class II (NVCCN2)	(3,640)
Accounts Payable-Real Return Portfolio - Administrative Class (PMVRRA)	(216)
Accounts Payable-Total Return Portfolio - Administrative Class (PMVTRA)	(1,574)
Accounts Payable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(5,727)
Accounts Payable-VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	(27)
Accounts Payable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	(516)
Accounts Payable-VP International Fund - Class III (ACVI3)	(64)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(14)
Other Accounts Payable	(22,192)

$5,801,419,569

Contract Owners’ Equity:
Accumulation units	5,727,543,812
Contracts in payout (annuitization) period (note 1f)	73,875,757

Total Contract Owners’ Equity (note 5)	$5,801,419,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAB	BBGI	MLVGA3	DWVSVS	DSIF	DSRG	DSRGS
Reinvested dividends	$88,466,717	1,989	9,799	928,935	2,931	5,655,309	462,334	696
Mortality and expense risk charges (note 2)	(68,175,611)	(6,314)	(5,537)	(507,137)	(15,339)	(3,574,455)	(471,174)	(1,263)

Net investment income (loss)	20,291,106	(4,325)	4,262	421,798	(12,408)	2,080,854	(8,840)	(567)
Realized gain (loss) on investments	271,486,668	782	4,849	1,109,147	10,576	13,506,090	2,273,591	8,308
Change in unrealized gain (loss) on investments	(332,256,435)	(843)	4,701	(4,792,397)	(23,600)	17,914,901	(293,526)	(6,105)

Net gain (loss) on investments	(60,769,767)	(61)	9,550	(3,683,250)	(13,024)	31,420,991	1,980,065	2,203

Reinvested capital gains	334,411,958	19,842	-	3,601,912	74,599	3,793,428	3,023,764	5,661

Net increase (decrease) in contract owners’ equity resulting from operations	$293,933,297	15,456	13,812	340,460	49,167	37,295,273	4,994,989	7,297

Investment Activity:	ETVFR	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS
Reinvested dividends	$117,170	82	1,883	5,878	-	-	164,482	1,263
Mortality and expense risk charges (note 2)	(39,916)	(2,511)	(1,115)	(11,072)	(4,134)	(17,103)	(234,554)	(1,049)

Net investment income (loss)	77,254	(2,429)	768	(5,194)	(4,134)	(17,103)	(70,072)	214
Realized gain (loss) on investments	(7,677)	1,936	6,377	105,136	8,689	178,341	2,154,744	1,072
Change in unrealized gain (loss) on investments	(184,754)	5,095	(15,181)	(201,845)	(33,787)	(82,678)	(491,500)	1,941

Net gain (loss) on investments	(192,431)	7,031	(8,804)	(96,709)	(25,098)	95,663	1,663,244	3,013

Reinvested capital gains	-	1,835	-	60,589	40,515	-	1,122,272	2,106

Net increase (decrease) in contract owners’ equity resulting from operations	$(115,177)	6,437	(8,036)	(41,314)	11,283	78,560	2,715,444	5,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC
Reinvested dividends	$28,270	-	4,507,534	20,005	537	-	-	522,781
Mortality and expense risk charges (note 2)	(1,021,845)	(333,443)	(875,473)	(4,316)	(2,403)	(21,542)	(40,458)	(452,721)

Net investment income (loss)	(993,575)	(333,443)	3,632,061	15,689	(1,866)	(21,542)	(40,458)	70,060
Realized gain (loss) on investments	1,114,634	4,362,126	(1,793,034)	(22,603)	12,077	43,603	101,403	2,891,744
Change in unrealized gain (loss) on investments	(21,898,474)	(3,622,962)	(17,591,726)	(157,370)	(3,659)	(75,884)	(1,065,439)	(840,062)

Net gain (loss) on investments	(20,783,840)	739,164	(19,384,760)	(179,973)	8,418	(32,281)	(964,036)	2,051,682

Reinvested capital gains	27,917,156	1,908,925	5,737,577	8,183	10,846	125,955	643,119	1,226,563

Net increase (decrease) in contract owners’ equity resulting from operations	$6,139,741	2,314,646	(10,015,122)	(156,101)	17,398	72,132	(361,375)	3,348,305

Investment Activity:	MVIVSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMAA2	NAMGI2
Reinvested dividends	$279,926	129,337	23,493	377,018	-	14,784	1,028	1,088
Mortality and expense risk charges (note 2)	(179,580)	(45,341)	(16,013)	(78,991)	(906)	(16,462)	(244)	(247)

Net investment income (loss)	100,346	83,996	7,480	298,027	(906)	(1,678)	784	841
Realized gain (loss) on investments	897,694	(11,889)	(4,192)	17,848	926	80,875	(1)	119
Change in unrealized gain (loss) on investments	(1,060,395)	123,522	41,200	(215,411)	(6,300)	163,943	(550)	(157)

Net gain (loss) on investments	(162,701)	111,633	37,008	(197,563)	(5,374)	244,818	(551)	(38)

Reinvested capital gains	-	-	-	51,873	6,265	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(62,355)	195,629	44,488	152,337	(15)	243,140	233	803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$2,823,573	45,547	474,850	176,820	161,514	191,006	166,672	2,161,039
Mortality and expense risk charges (note 2)	(1,631,433)	(48,176)	(593,002)	(166,228)	(265,475)	(486,250)	(238,221)	(435,553)

Net investment income (loss)	1,192,140	(2,629)	(118,152)	10,592	(103,961)	(295,244)	(71,549)	1,725,486
Realized gain (loss) on investments	6,484,330	162,204	1,435,983	243,437	1,952,241	4,870,327	1,090,224	685,221
Change in unrealized gain (loss) on investments	(7,321,112)	(167,038)	431,203	172,353	(1,751,365)	(1,832,072)	568,754	(2,391,239)

Net gain (loss) on investments	(836,782)	(4,834)	1,867,186	415,790	200,876	3,038,255	1,658,978	(1,706,018)

Reinvested capital gains	15,684,724	274,908	78,052	125,779	-	-	190,795	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,040,082	267,445	1,827,086	552,161	96,915	2,743,011	1,778,224	19,468

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2
Reinvested dividends	$200,956	3,225	540,458	2,411	622,764	42,984	73,612	249,453
Mortality and expense risk charges (note 2)	(180,730)	(4,810)	(202,651)	(797)	(783,054)	(58,869)	(39,008)	(126,318)

Net investment income (loss)	20,226	(1,585)	337,807	1,614	(160,290)	(15,885)	34,604	123,135
Realized gain (loss) on investments	147,918	4,426	541,307	1,327	3,925,545	749,733	57,284	342,775
Change in unrealized gain (loss) on investments	(817,074)	(17,639)	(1,511,737)	(3,858)	(11,244,473)	(271,736)	(148,573)	(405,338)

Net gain (loss) on investments	(669,156)	(13,213)	(970,430)	(2,531)	(7,318,928)	477,997	(91,289)	(62,563)

Reinvested capital gains	-	-	-	-	11,222,364	-	170,355	269,962

Net increase (decrease) in contract owners’ equity resulting from operations	$(648,930)	(14,798)	(632,623)	(917)	3,743,146	462,112	113,670	330,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2
Reinvested dividends	$160,729	191,820	516,109	223,864	194,309	187,141	15,905	111,978
Mortality and expense risk charges (note 2)	(77,990)	(107,334)	(264,089)	(114,224)	(96,460)	(78,640)	(12,978)	(60,075)

Net investment income (loss)	82,739	84,486	252,020	109,640	97,849	108,501	2,927	51,903
Realized gain (loss) on investments	377,093	239,499	954,033	310,270	252,575	(86,289)	5,776	11,078
Change in unrealized gain (loss) on investments	(452,252)	(401,790)	(1,015,479)	(895,055)	(320,629)	223,067	9,712	125,202

Net gain (loss) on investments	(75,159)	(162,291)	(61,446)	(584,785)	(68,054)	136,778	15,488	136,280

Reinvested capital gains	213,725	265,373	519,601	748,417	221,233	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$221,305	187,568	710,175	273,272	251,028	245,279	18,415	188,183

Investment Activity:	TRF	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$1,333,461	3,142	2,746,508	54,034	114,007	128,410	723,009	118,805
Mortality and expense risk charges (note 2)	(1,221,000)	(6,827)	(1,577,203)	(57,491)	(327,433)	(47,179)	(540,488)	(74,576)

Net investment income (loss)	112,461	(3,685)	1,169,305	(3,457)	(213,426)	81,231	182,521	44,229
Realized gain (loss) on investments	3,507,036	105,614	(2,346,237)	(51,681)	2,516,465	45,201	3,441,125	264,668
Change in unrealized gain (loss) on investments	8,393,890	(65,064)	6,008,049	135,340	730,380	(455,808)	(2,020,693)	(113,478)

Net gain (loss) on investments	11,900,926	40,550	3,661,812	83,659	3,246,845	(410,607)	1,420,432	151,190

Reinvested capital gains	-	-	-	-	-	-	-	25,471

Net increase (decrease) in contract owners’ equity resulting from operations	$12,013,387	36,865	4,831,117	80,202	3,033,419	(329,376)	1,602,953	220,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$33,320	609,698	3,355,335	1,675,850	1,008,879	1,052,257	-	517,911
Mortality and expense risk charges (note 2)	(19,687)	(416,467)	(2,469,817)	(1,282,741)	(716,879)	(1,160,046)	(2,089,745)	(366,056)

Net investment income (loss)	13,633	193,231	885,518	393,109	292,000	(107,789)	(2,089,745)	151,855
Realized gain (loss) on investments	95,144	1,093,296	2,133,601	185,755	492,870	4,565,685	3	(49,885)
Change in unrealized gain (loss) on investments	(60,169)	(1,406,513)	4,802,885	3,075,786	122,892	(1,732,879)	(2)	(3,895,790)

Net gain (loss) on investments	34,975	(313,217)	6,936,486	3,261,541	615,762	2,832,806	1	(3,945,675)

Reinvested capital gains	22,838	1,043,998	-	-	1,074,640	5,258,128	-	2,536,266

Net increase (decrease) in contract owners’ equity resulting from operations	$71,446	924,012	7,822,004	3,654,650	1,982,402	7,983,145	(2,089,744)	(1,257,554)

Investment Activity:	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$150,379	7,740	128,020	925	113,925	35,119	-	-
Mortality and expense risk charges (note 2)	(66,861)	(4,747)	(292,691)	(8,031)	(114,892)	(56,893)	(964,849)	(86,419)

Net investment income (loss)	83,518	2,993	(164,671)	(7,106)	(967)	(21,774)	(964,849)	(86,419)
Realized gain (loss) on investments	(26,177)	(764)	2,647,046	47,336	1,347,116	240,257	7,754,528	587,744
Change in unrealized gain (loss) on investments	(858,486)	(46,657)	(2,035,531)	(36,269)	(1,430,894)	(274,636)	(15,101,697)	(1,218,685)

Net gain (loss) on investments	(884,663)	(47,421)	611,515	11,067	(83,778)	(34,379)	(7,347,169)	(630,941)

Reinvested capital gains	-	-	1,698,446	28,677	953,224	352,609	10,517,339	842,389

Net increase (decrease) in contract owners’ equity resulting from operations	$(801,145)	(44,428)	2,145,290	32,638	868,479	296,456	2,205,321	125,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$936,760	-	-	544,342	2,340	163,385	-	1,530,512
Mortality and expense risk charges (note 2)	(789,901)	(291,340)	(5,912)	(1,176,262)	(14,441)	(1,089,956)	(30,423)	(573,486)

Net investment income (loss)	146,859	(291,340)	(5,912)	(631,920)	(12,101)	(926,571)	(30,423)	957,026
Realized gain (loss) on investments	3,515,720	5,430,864	30,881	3,661,221	104,620	1,298,227	131,935	734,367
Change in unrealized gain (loss) on investments	(9,308,447)	(8,436,681)	(68,322)	(7,152,768)	(127,673)	(15,851,710)	(385,476)	(335,155)

Net gain (loss) on investments	(5,792,727)	(3,005,817)	(37,441)	(3,491,547)	(23,053)	(14,553,483)	(253,541)	399,212

Reinvested capital gains	15,691,179	3,555,977	45,608	9,771,942	70,802	14,845,685	253,951	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,045,311	258,820	2,255	5,648,475	35,648	(634,369)	(30,013)	1,356,238

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NCPG2	NCPGI2
Reinvested dividends	$75,705	2,823,553	39,865	104,319	523,011	2,619,273	28,476	5,430
Mortality and expense risk charges (note 2)	(97,046)	(4,471,510)	(160,517)	(33,849)	(356,392)	(1,004,582)	(4,101)	(2,757)

Net investment income (loss)	(21,341)	(1,647,957)	(120,652)	70,470	166,619	1,614,691	24,375	2,673
Realized gain (loss) on investments	38,654	21,635,908	653,387	163,468	4,745,217	4,177,412	5,017	199
Change in unrealized gain (loss) on investments	(64,228)	(32,388,882)	(869,310)	(612,403)	(2,418,674)	(6,439,415)	(43,745)	(4,446)

Net gain (loss) on investments	(25,574)	(10,752,974)	(215,923)	(448,935)	2,326,543	(2,262,003)	(38,728)	(4,247)

Reinvested capital gains	-	41,629,299	908,519	109,195	-	22,253,638	15,585	3,932

Net increase (decrease) in contract owners’ equity resulting from operations	$(46,915)	29,228,368	571,944	(269,270)	2,493,162	21,606,326	1,232	2,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX2	ALVGIB	ALVPGB	ALVSVB	ACVIG
Reinvested dividends	$2,938	1,236	10,500	117,014	12,957	-	35,139	1,314,550
Mortality and expense risk charges (note 2)	(2,243)	(836)	(14,923)	(45,373)	(21,758)	(18,230)	(107,805)	(729,058)

Net investment income (loss)	695	400	(4,423)	71,641	(8,801)	(18,230)	(72,666)	585,492
Realized gain (loss) on investments	3,094	905	7,617	133,264	43,139	60,984	1,061,720	2,329,866
Change in unrealized gain (loss) on investments	(2,715)	(341)	(24,908)	271,613	47,810	69,877	(1,314,370)	3,938,613

Net gain (loss) on investments	379	564	(17,291)	404,877	90,949	130,861	(252,650)	6,268,479

Reinvested capital gains	766	240	65,554	-	-	-	866,807	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,840	1,204	43,840	476,518	82,148	112,631	541,491	6,853,971

Investment Activity:	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV
Reinvested dividends	$12,766	504,667	30,677	1,637	188,597	5,004	70	33,359
Mortality and expense risk charges (note 2)	(13,779)	(454,577)	(19,697)	(1,610)	(175,996)	(8,031)	(336)	(24,108)

Net investment income (loss)	(1,013)	50,090	10,980	27	12,601	(3,027)	(266)	9,251
Realized gain (loss) on investments	195,386	(470,102)	11,865	6,994	1,064,726	27,407	103	203,531
Change in unrealized gain (loss) on investments	(127,698)	371,532	(137,775)	(13,601)	158,087	10,645	1,668	29,045

Net gain (loss) on investments	67,688	(98,570)	(125,910)	(6,607)	1,222,813	38,052	1,771	232,576

Reinvested capital gains	-	1,016,429	-	-	1,025,922	31,124	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,675	967,949	(114,930)	(6,580)	2,261,336	66,149	1,505	241,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DVMCSS	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S	FHIBS
Reinvested dividends	$-	164,991	1,156,410	17,254	-	129	4,451	113,964
Mortality and expense risk charges (note 2)	(2,313)	(312,031)	(699,061)	(21,010)	(330)	(79)	(4,672)	(36,039)

Net investment income (loss)	(2,313)	(147,040)	457,349	(3,756)	(330)	50	(221)	77,925
Realized gain (loss) on investments	4,764	2,700,622	4,306,380	108,656	7,316	256	(1,256)	49,884
Change in unrealized gain (loss) on investments	16,753	(3,183,024)	(2,353,440)	(74,700)	(8,347)	(882)	(55,950)	(112,599)

Net gain (loss) on investments	21,517	(482,402)	1,952,940	33,956	(1,031)	(626)	(57,206)	(62,715)

Reinvested capital gains	-	1,566,948	1,733,148	30,415	-	-	50,071	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,204	937,506	4,143,437	60,615	(1,361)	(576)	(7,356)	15,210

Investment Activity:	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S
Reinvested dividends	$3,337,466	123,240	3,589	121,548	105,966	5,978,440	123,580	146,863
Mortality and expense risk charges (note 2)	(1,001,112)	(63,315)	(9,524)	(158,152)	(201,385)	(2,524,996)	(89,124)	(113,440)

Net investment income (loss)	2,336,354	59,925	(5,935)	(36,604)	(95,419)	3,453,444	34,456	33,423
Realized gain (loss) on investments	518,296	86,115	147,948	183,976	966,333	(1,775,773)	(47,059)	320,017
Change in unrealized gain (loss) on investments	(499,638)	(85,178)	(119,572)	998,788	(3,343,099)	11,448,702	256,260	(199,002)

Net gain (loss) on investments	18,658	937	28,376	1,182,764	(2,376,766)	9,672,929	209,201	121,015

Reinvested capital gains	-	-	-	284,498	187,960	3,077,469	67,598	161,276

Net increase (decrease) in contract owners’ equity resulting from operations	$2,355,012	60,862	22,441	1,430,658	(2,284,225)	16,203,842	311,255	315,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2
Reinvested dividends	$758	198,062	1,948	119,636	4,150	1,237	161,117	-
Mortality and expense risk charges (note 2)	(1,175)	(138,646)	(2,674)	(86,652)	(5,013)	(12,067)	(1,958,651)	(47,872)

Net investment income (loss)	(417)	59,416	(726)	32,984	(863)	(10,830)	(1,797,534)	(47,872)
Realized gain (loss) on investments	3,515	657,397	2,851	351,174	7,238	143,623	13,945,847	259,627
Change in unrealized gain (loss) on investments	(2,829)	(514,119)	(971)	(271,225)	(2,639)	(25,967)	4,501,200	18,312

Net gain (loss) on investments	686	143,278	1,880	79,949	4,599	117,656	18,447,047	277,939

Reinvested capital gains	958	224,025	2,527	157,574	6,341	1,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,227	426,719	3,681	270,507	10,077	107,863	16,649,513	230,067

Investment Activity:	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR
Reinvested dividends	$2,032,106	1,512,976	868,390	52,927	1,122	174,796	24,773	288,621
Mortality and expense risk charges (note 2)	(411,355)	(492,729)	(478,920)	(390,062)	(114,719)	(159,460)	(44,270)	(280,355)

Net investment income (loss)	1,620,751	1,020,247	389,470	(337,135)	(113,597)	15,336	(19,497)	8,266
Realized gain (loss) on investments	(80,799)	146,216	(52,155)	2,224,589	230,179	65,714	(8,365)	(493,030)
Change in unrealized gain (loss) on investments	(1,444,257)	(650,123)	1,543,851	(1,085,184)	(20,054)	(1,504,376)	(219,363)	(1,908,825)

Net gain (loss) on investments	(1,525,056)	(503,907)	1,491,696	1,139,405	210,125	(1,438,662)	(227,728)	(2,401,855)

Reinvested capital gains	-	-	16,943	828,181	148,339	3,926	672	6,658

Net increase (decrease) in contract owners’ equity resulting from operations	$95,695	516,340	1,898,109	1,630,451	244,867	(1,419,400)	(246,553)	(2,386,931)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2
Reinvested dividends	$105,739	3,162,110	9,753	82,441	77,908	177,516	2,017,764	197,399
Mortality and expense risk charges (note 2)	(145,305)	(745,401)	(10,954)	(151,416)	(40,099)	(68,602)	(292,977)	(80,559)

Net investment income (loss)	(39,566)	2,416,709	(1,201)	(68,975)	37,809	108,914	1,724,787	116,840
Realized gain (loss) on investments	1,909,394	2,138,423	37,047	1,032,681	17,252	(73,400)	(124,626)	(107,666)
Change in unrealized gain (loss) on investments	(1,194,380)	(2,600,761)	59	(2,055,205)	(336,344)	(1,251,657)	(1,527,397)	70,662

Net gain (loss) on investments	715,014	(462,338)	37,106	(1,022,524)	(319,092)	(1,325,057)	(1,652,023)	(37,004)

Reinvested capital gains	-	-	14,351	994,098	-	-	-	6,021

Net increase (decrease) in contract owners’ equity resulting from operations	$675,448	1,954,371	50,256	(97,401)	(281,283)	(1,216,143)	72,764	85,857

Investment Activity:	AMTB	AMGP	AMCG	AMTP	AMFAS	AMSRS	OVIGS	OVGR
Reinvested dividends	$327,135	1,064	-	335	-	37,867	1,224	14,904
Mortality and expense risk charges (note 2)	(262,508)	(4,035)	(4,719)	(780)	(22,475)	(115,805)	(2,288)	(37,232)

Net investment income (loss)	64,627	(2,971)	(4,719)	(445)	(22,475)	(77,938)	(1,064)	(22,328)
Realized gain (loss) on investments	(372,606)	3,059	35,210	1,102	340,163	729,024	(228)	136,818
Change in unrealized gain (loss) on investments	199,728	(21,086)	(126,998)	2,749	(511,271)	251,606	(18,781)	250,558

Net gain (loss) on investments	(172,878)	(18,027)	(91,788)	3,851	(171,108)	980,630	(19,009)	387,376

Reinvested capital gains	-	37,361	108,557	-	125,053	-	2,610	81,146

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,251)	16,363	12,050	3,406	(68,530)	902,692	(17,463)	446,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB
Reinvested dividends	$1,403,407	12,398	838,317	14,796	99,859	1,092	-	217,863
Mortality and expense risk charges (note 2)	(1,157,054)	(25,717)	(1,116,297)	(44,777)	(122,284)	(2,157)	(652,414)	(56,474)

Net investment income (loss)	246,353	(13,319)	(277,980)	(29,981)	(22,425)	(1,065)	(652,414)	161,389
Realized gain (loss) on investments	2,805,807	44,154	6,118,417	115,560	315,082	5,402	4,684,749	(108,643)
Change in unrealized gain (loss) on investments	(7,114,580)	(89,105)	1,183,607	73,617	(813,854)	(11,984)	(1,588,935)	34,676

Net gain (loss) on investments	(4,308,773)	(44,951)	7,302,024	189,177	(498,772)	(6,582)	3,095,814	(73,967)

Reinvested capital gains	5,725,545	65,235	2,026,398	52,018	1,604,321	24,235	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,663,125	6,965	9,050,442	211,214	1,083,124	16,588	2,443,400	87,422

Investment Activity:	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD
Reinvested dividends	$114,994	304,523	97,495	372,529	12,918	33,295	324,399	6,516
Mortality and expense risk charges (note 2)	(52,542)	(63,139)	(57,120)	(423,361)	(10,165)	(17,079)	(175,006)	(1,376)

Net investment income (loss)	62,452	241,384	40,375	(50,832)	2,753	16,216	149,393	5,140
Realized gain (loss) on investments	10,541	(23,114)	(230,691)	160,222	(14,704)	414	(157,929)	(15,781)
Change in unrealized gain (loss) on investments	(49,594)	(258,476)	154,451	(228,770)	31,323	31,521	504,032	(12,760)

Net gain (loss) on investments	(39,053)	(281,590)	(76,240)	(68,548)	16,619	31,935	346,103	(28,541)

Reinvested capital gains	-	-	12,054	-	-	-	-	5,298

Net increase (decrease) in contract owners’ equity resulting from operations	$23,399	(40,206)	(23,811)	(119,380)	19,372	48,151	495,496	(18,103)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS
Reinvested dividends	$186	-	58,096	11	322	3,728	6,053	-
Mortality and expense risk charges (note 2)	(175)	(41,454)	(100,330)	(412)	(641)	(11,492)	(4,143)	(4,043)

Net investment income (loss)	11	(41,454)	(42,234)	(401)	(319)	(7,764)	1,910	(4,043)
Realized gain (loss) on investments	43	628,390	402,412	10,552	14,505	66,686	1,708	20,597
Change in unrealized gain (loss) on investments	1,217	(426,426)	26,699	(7,732)	(11,529)	(26,555)	4,937	31,449

Net gain (loss) on investments	1,260	201,964	429,111	2,820	2,976	40,131	6,645	52,046

Reinvested capital gains	-	-	-	-	180	2,653	16,360	13,827

Net increase (decrease) in contract owners’ equity resulting from operations	$1,271	160,510	386,877	2,419	2,837	35,020	24,915	61,830

Investment Activity:	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO
Reinvested dividends	$4,572	30,512	-	-	10	-	-	3
Mortality and expense risk charges (note 2)	(3,166)	(39,831)	(6,763)	(4,271)	(2,798)	(1,778)	(2,889)	(3,997)

Net investment income (loss)	1,406	(9,319)	(6,763)	(4,271)	(2,788)	(1,778)	(2,889)	(3,994)
Realized gain (loss) on investments	8,828	55,881	49,208	120	12,550	12,896	17,636	5,342
Change in unrealized gain (loss) on investments	24,268	241,167	(117,198)	21,080	(1,143)	6,895	(2,815)	20,642

Net gain (loss) on investments	33,096	297,048	(67,990)	21,200	11,407	19,791	14,821	25,984

Reinvested capital gains	-	-	44,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,502	287,729	(30,624)	16,929	8,619	18,013	11,932	21,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM
Reinvested dividends	$-	87	57	-	-	-	-	128,843
Mortality and expense risk charges (note 2)	(3,148)	(9,639)	(23,332)	(2,201)	(414)	(536,795)	(59,085)	(274,678)

Net investment income (loss)	(3,148)	(9,552)	(23,275)	(2,201)	(414)	(536,795)	(59,085)	(145,835)
Realized gain (loss) on investments	16,503	75,940	242,666	21,446	4,710	5,800,632	77,817	538,515
Change in unrealized gain (loss) on investments	(9,187)	(89,416)	(226,083)	(7,571)	613	3,099,814	(1,257,235)	(3,705,511)

Net gain (loss) on investments	7,316	(13,476)	16,583	13,875	5,323	8,900,446	(1,179,418)	(3,166,996)

Reinvested capital gains	-	-	-	-	-	4,080,536	-	2,941,343

Net increase (decrease) in contract owners’ equity resulting from operations	$4,168	(23,028)	(6,692)	11,674	4,909	12,444,187	(1,238,503)	(371,488)

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP
Reinvested dividends	$22,201	812,102	476,752	2,527,900	570,590	191,623	-	95,124
Mortality and expense risk charges (note 2)	(256,334)	(1,860,584)	(567,936)	(738,197)	(1,280,453)	(183,646)	(77,915)	(46,846)

Net investment income (loss)	(234,133)	(1,048,482)	(91,184)	1,789,703	(709,863)	7,977	(77,915)	48,278
Realized gain (loss) on investments	197,369	3,723,545	1,762,423	150,466	5,823,507	407,868	510,057	28,414
Change in unrealized gain (loss) on investments	(4,148,147)	(34,879,366)	(2,811,930)	(1,817,817)	(11,823,796)	(343,860)	(1,405,981)	(129,645)

Net gain (loss) on investments	(3,950,778)	(31,155,821)	(1,049,507)	(1,667,351)	(6,000,289)	64,008	(895,924)	(101,231)

Reinvested capital gains	-	21,525,900	4,285,522	1,999,026	16,075,448	1,285,513	220,856	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,184,911)	(10,678,403)	3,144,831	2,121,378	9,365,296	1,357,498	(752,983)	(52,953)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG
Reinvested dividends	$-	453,487	4,378,102	582,003	301,074	30,502	-	-
Mortality and expense risk charges (note 2)	(137,805)	(1,238,679)	(983,525)	(303,397)	(131,050)	(62,224)	(51,040)	(186,544)

Net investment income (loss)	(137,805)	(785,192)	3,394,577	278,606	170,024	(31,722)	(51,040)	(186,544)
Realized gain (loss) on investments	852,307	6,138,572	6,506,002	(510,668)	423,074	(65,633)	555,012	1,102,531
Change in unrealized gain (loss) on investments	(2,204,441)	(14,381,211)	(9,644,270)	(2,136,452)	(1,458,622)	78,732	(1,340,492)	(867,135)

Net gain (loss) on investments	(1,352,134)	(8,242,639)	(3,138,268)	(2,647,120)	(1,035,548)	13,099	(785,480)	235,396

Reinvested capital gains	-	20,154,960	660,509	2,373,312	935,211	7,106	647,516	1,025,211

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,489,939)	11,127,129	916,818	4,798	69,687	(11,517)	(189,004)	1,074,063

Investment Activity:	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$3,198	78,475	-	-	5,992	509,737	122	-
Mortality and expense risk charges (note 2)	(173,339)	(84,059)	(862,683)	(536,775)	(74,351)	(534,727)	(3,689)	(91,187)

Net investment income (loss)	(170,141)	(5,584)	(862,683)	(536,775)	(68,359)	(24,990)	(3,567)	(91,187)
Realized gain (loss) on investments	-	502,765	3,922,285	1,213,750	781,833	1,423,774	18,005	462,946
Change in unrealized gain (loss) on investments	-	947,694	(8,068,684)	(6,477,064)	(1,371,001)	(3,406,715)	3,630	(1,529,111)

Net gain (loss) on investments	-	1,450,459	(4,146,399)	(5,263,314)	(589,168)	(1,982,941)	21,635	(1,066,165)

Reinvested capital gains	-	447,950	6,367,733	5,893,168	1,029,769	6,326,675	-	726,228

Net increase (decrease) in contract owners’ equity resulting from operations	$(170,141)	1,892,825	1,358,651	93,079	372,242	4,318,744	18,068	(431,124)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS3	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3
Reinvested dividends	$-	-	-	-	620,309	103,697	1,493	394,126
Mortality and expense risk charges (note 2)	(314,327)	(22,984)	(34,478)	(151,622)	(101,328)	(80,050)	(2,190)	(66,251)

Net investment income (loss)	(314,327)	(22,984)	(34,478)	(151,622)	518,981	23,647	(697)	327,875
Realized gain (loss) on investments	23,648,462	(159,030)	1,763,033	463,299	402,620	1,401,217	825	4,666,702
Change in unrealized gain (loss) on investments	(23,498,048)	(16,193)	(1,587,692)	(113,917)	(100,832)	(2,287,369)	(17,328)	(4,701,175)

Net gain (loss) on investments	150,414	(175,223)	175,341	349,382	301,788	(886,152)	(16,503)	(34,473)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(163,913)	(198,207)	140,863	197,760	820,769	(862,505)	(17,200)	293,402

Investment Activity:	NVMIG3	GVDIV3	GVDIV6
Reinvested dividends	$562,592	217,966	10,893
Mortality and expense risk charges (note 2)	(174,178)	(33,250)	(2,297)

Net investment income (loss)	388,414	184,716	8,596
Realized gain (loss) on investments	18,075,947	1,328,450	73,177
Change in unrealized gain (loss) on investments	(18,126,238)	(1,609,187)	(86,954)

Net gain (loss) on investments	(50,291)	(280,737)	(13,777)

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,123	(96,021)	(5,181)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAB		BBGI		MLVGA3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,291,106	22,783,428	(4,325)	(1,752)	4,262	(173)	421,798	(24,560)
Realized gain (loss) on investments	271,486,668	209,339,515	782	3,380	4,849	51,327	1,109,147	623,791
Change in unrealized gain (loss) on investments	(332,256,435)	836,511,835	(843)	19,183	4,701	49,484	(4,792,397)	2,672,751
Reinvested capital gains	334,411,958	98,662,566	19,842	1,262	-	-	3,601,912	1,822,827

Net increase (decrease) in contract owners’ equity resulting from operations	293,933,297	1,167,297,344	15,456	22,073	13,812	100,638	340,460	5,094,809

Equity transactions:
Purchase payments received from contract owners (note 3)	107,575,365	143,408,453	39,098	219,036	10,633	13,859	830,282	3,382,331
Transfers between subaccounts (including fixed account), net (note 3)	(1,282,911)	(743,042)	138,672	170,622	395	1,474	56,029	3,713,062
Redemptions (note 2)	(806,924,782)	(949,329,984)	(4,339)	(31,091)	(18,511)	(392,287)	(5,236,790)	(4,487,586)
Annuity benefits	(5,159,817)	(5,194,057)	-	-	-	-	(20,907)	(21,715)
Contract maintenance charges (note 2)	(135,417)	(146,580)	(7)	(4)	-	-	(315)	(326)
Contingent deferred sales charges (note 2)	(580,569)	(743,533)	-	(75)	2	(127)	(1,878)	(2,196)
Adjustments to maintain reserves	(284,854)	431,118	(7)	(19)	(48)	(18)	(168)	(413)

Net equity transactions	(706,792,985)	(812,317,625)	173,417	358,469	(7,529)	(377,099)	(4,373,747)	2,583,157

Net change in contract owners’ equity	(412,859,688)	354,979,719	188,873	380,542	6,283	(276,461)	(4,033,287)	7,677,966
Contract owners’ equity beginning of period	6,214,279,257	5,859,299,538	403,981	23,439	483,022	759,483	45,169,589	37,491,623

Contract owners’ equity end of period	$5,801,419,569	6,214,279,257	592,854	403,981	489,305	483,022	41,136,302	45,169,589

CHANGES IN UNITS:
Beginning units	343,259,653	391,788,053	35,956	2,307	37,098	67,944	2,928,689	2,743,720
Units purchased	64,766,123	66,261,043	15,658	37,518	969	1,385	288,382	760,084
Units redeemed	(98,873,153)	(114,789,443)	(378)	(3,869)	(1,527)	(32,231)	(570,823)	(575,115)

Ending units	309,152,623	343,259,653	51,236	35,956	36,540	37,098	2,646,248	2,928,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DWVSVS		DSIF		DSRG		DSRGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(12,408)	(2,051)	2,080,854	2,232,722	(8,840)	73,034	(567)	(483)
Realized gain (loss) on investments	10,576	2,749	13,506,090	10,814,372	2,273,591	2,263,903	8,308	3,714
Change in unrealized gain (loss) on investments	(23,600)	43,884	17,914,901	65,826,300	(293,526)	9,115,095	(6,105)	17,090
Reinvested capital gains	74,599	-	3,793,428	3,407,590	3,023,764	-	5,661	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,167	44,582	37,295,273	82,280,984	4,994,989	11,452,032	7,297	20,321

Equity transactions:
Purchase payments received from contract owners (note 3)	222,680	25,285	3,536,874	5,013,743	614,888	438,182	-	-
Transfers between subaccounts (including fixed account), net (note 3)	1,352,612	434,618	(4,008,451)	(9,911,648)	(35,456)	(443,933)	15,579	435
Redemptions (note 2)	(77,628)	(14,564)	(34,117,412)	(36,663,709)	(4,470,857)	(4,838,765)	(18,453)	(9,261)
Annuity benefits	-	-	(187,582)	(175,960)	(4,556)	(3,828)	-	-
Contract maintenance charges (note 2)	(20)	(3)	(6,740)	(7,549)	(2,352)	(2,603)	-	-
Contingent deferred sales charges (note 2)	(271)	-	(37,873)	(36,805)	(9,111)	(11,854)	-	-
Adjustments to maintain reserves	(135)	(5)	484	498	(1,151)	(3,696)	(15)	(10)

Net equity transactions	1,497,238	445,331	(34,820,700)	(41,781,430)	(3,908,595)	(4,866,497)	(2,889)	(8,836)

Net change in contract owners’ equity	1,546,405	489,913	2,474,573	40,499,554	1,086,394	6,585,535	4,408	11,485
Contract owners’ equity beginning of period	489,913	-	328,674,167	288,174,613	43,400,096	36,814,561	79,374	67,889

Contract owners’ equity end of period	$2,036,318	489,913	331,148,740	328,674,167	44,486,490	43,400,096	83,782	79,374

CHANGES IN UNITS:
Beginning units	40,006	-	15,756,466	18,017,028	2,492,466	2,809,210	5,273	5,926
Units purchased	143,630	42,935	680,286	969,743	102,630	93,206	901	35
Units redeemed	(24,281)	(2,929)	(2,279,580)	(3,230,305)	(318,276)	(409,950)	(1,183)	(688)

Ending units	159,355	40,006	14,157,172	15,756,466	2,276,820	2,492,466	4,991	5,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		GVGMNS		HVIE		HVSIT
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$77,254	-	(2,429)	(1,490)	768	387	(5,194)	(9,554)
Realized gain (loss) on investments	(7,677)	-	1,936	1,693	6,377	12,530	105,136	152,379
Change in unrealized gain (loss) on investments	(184,754)	-	5,095	1,887	(15,181)	12,204	(201,845)	139,776
Reinvested capital gains	-	-	1,835	4,696	-	-	60,589	-

Net increase (decrease) in contract owners’ equity resulting from operations	(115,177)	-	6,437	6,786	(8,036)	25,121	(41,314)	282,601

Equity transactions:
Purchase payments received from contract owners (note 3)	9,612	-	7,958	100,177	-	14,233	171,307	61,630
Transfers between subaccounts (including fixed account), net (note 3)	8,386,110	-	23,708	86,554	346	38,085	(744,639)	326,165
Redemptions (note 2)	(214,155)	-	(3,888)	(1,279)	(35,392)	(41,679)	(39,854)	(77,926)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1)	(3)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(34)	(53)	-	-	(120)
Adjustments to maintain reserves	30	-	3	(28)	(4)	(21)	(24)	453

Net equity transactions	8,181,597	-	27,780	185,387	(35,103)	10,618	(613,210)	310,202

Net change in contract owners’ equity	8,066,420	-	34,217	192,173	(43,139)	35,739	(654,524)	592,803
Contract owners’ equity beginning of period	-	-	194,340	2,167	129,902	94,163	1,253,758	660,955

Contract owners’ equity end of period	$8,066,420	-	228,557	194,340	86,763	129,902	599,234	1,253,758

CHANGES IN UNITS:
Beginning units	-	-	16,917	212	10,484	9,241	71,516	49,252
Units purchased	856,783	-	6,618	30,755	1,329	13,232	21,655	112,973
Units redeemed	(44,141)	-	(4,194)	(14,050)	(4,230)	(11,989)	(57,891)	(90,709)

Ending units	812,642	-	19,341	16,917	7,583	10,484	35,280	71,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVMCC2		IVKMG2		JPMMV1		JABS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,134)	(1,108)	(17,103)	(12,936)	(70,072)	(21,066)	214	648
Realized gain (loss) on investments	8,689	3,796	178,341	81,993	2,154,744	2,383,537	1,072	1,051
Change in unrealized gain (loss) on investments	(33,787)	25,700	(82,678)	312,621	(491,500)	2,238,584	1,941	8,087
Reinvested capital gains	40,515	23,874	-	-	1,122,272	203,361	2,106	3,891

Net increase (decrease) in contract owners’ equity resulting from operations	11,283	52,262	78,560	381,678	2,715,444	4,804,416	5,333	13,677

Equity transactions:
Purchase payments received from contract owners (note 3)	4,016	243,461	41,457	8,192	244,657	695,326	(4)	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,262)	47,997	39,045	(13,347)	384,700	1,838,076	364	(2,331)
Redemptions (note 2)	(2,919)	(11,680)	(269,278)	(193,217)	(2,073,316)	(2,538,154)	(5,275)	(5,338)
Annuity benefits	-	-	(6,708)	(6,140)	(4,004)	(3,500)	(512)	(473)
Contract maintenance charges (note 2)	(4)	(4)	(28)	(31)	(396)	(374)	-	-
Contingent deferred sales charges (note 2)	-	-	(235)	(70)	(906)	(886)	-	-
Adjustments to maintain reserves	(16)	-	27	(49)	(275)	(369)	1	2

Net equity transactions	(185)	279,774	(195,720)	(204,662)	(1,449,540)	(9,881)	(5,426)	(8,140)

Net change in contract owners’ equity	11,098	332,036	(117,160)	177,016	1,265,904	4,794,535	(93)	5,537
Contract owners’ equity beginning of period	344,396	12,360	1,401,792	1,224,776	19,902,889	15,108,354	83,415	77,878

Contract owners’ equity end of period	$355,494	344,396	1,284,632	1,401,792	21,168,793	19,902,889	83,322	83,415

CHANGES IN UNITS:
Beginning units	27,191	1,240	98,422	116,100	870,361	865,697	4,117	4,547
Units purchased	4,752	28,579	32,571	38,127	154,663	292,814	54	33
Units redeemed	(4,698)	(2,628)	(47,835)	(55,805)	(212,870)	(288,150)	(324)	(463)

Ending units	27,245	27,191	83,158	98,422	812,154	870,361	3,847	4,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JACAS		JAGTS		JAIGS		LZREMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(993,575)	(497,348)	(333,443)	(324,002)	3,632,061	1,674,978	15,689	-
Realized gain (loss) on investments	1,114,634	2,642,226	4,362,126	3,010,926	(1,793,034)	(2,171,098)	(22,603)	-
Change in unrealized gain (loss) on investments	(21,898,474)	21,519,702	(3,622,962)	5,976,110	(17,591,726)	10,991,476	(157,370)	-
Reinvested capital gains	27,917,156	-	1,908,925	-	5,737,577	-	8,183	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,139,741	23,664,580	2,314,646	8,663,034	(10,015,122)	10,495,356	(156,101)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	870,825	1,512,898	315,668	601,554	880,900	1,189,885	26,243	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,961,670)	(6,051,044)	(1,532,430)	(1,677,628)	(3,182,474)	(5,884,746)	1,327,904	-
Redemptions (note 2)	(10,943,107)	(13,210,207)	(3,998,741)	(3,798,573)	(9,484,042)	(12,041,569)	(70,838)	-
Annuity benefits	(50,470)	(44,120)	(4,025)	(4,051)	(18,720)	(17,030)	-	-
Contract maintenance charges (note 2)	(1,832)	(2,036)	(674)	(773)	(1,955)	(2,248)	-	-
Contingent deferred sales charges (note 2)	(5,718)	(12,508)	(4,945)	(4,668)	(10,681)	(11,439)	-	-
Adjustments to maintain reserves	(5,041)	189	(740)	(649)	(33,078)	(873)	(18)	-

Net equity transactions	(12,097,013)	(17,806,828)	(5,225,887)	(4,884,788)	(11,850,050)	(16,768,020)	1,283,291	-

Net change in contract owners’ equity	(5,957,272)	5,857,752	(2,911,241)	3,778,246	(21,865,172)	(6,272,664)	1,127,190	-
Contract owners’ equity beginning of period	96,692,452	90,834,700	32,107,476	28,329,230	86,630,963	92,903,627	-	-

Contract owners’ equity end of period	$90,735,180	96,692,452	29,196,235	32,107,476	64,765,791	86,630,963	1,127,190	-

CHANGES IN UNITS:
Beginning units	6,674,039	8,117,046	4,420,916	5,219,721	5,797,336	7,024,388	-	-
Units purchased	207,888	351,805	413,113	368,909	225,119	427,650	154,534	-
Units redeemed	(1,047,835)	(1,794,812)	(1,116,127)	(1,167,714)	(1,041,762)	(1,654,702)	(35,436)	-

Ending units	5,834,092	6,674,039	3,717,902	4,420,916	4,980,693	5,797,336	119,098	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MIGSC		MMCGSC		MNDSC		MVFSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,866)	(1,586)	(21,542)	(21,849)	(40,458)	(43,770)	70,060	(57,010)
Realized gain (loss) on investments	12,077	8,169	43,603	18,585	101,403	351,829	2,891,744	3,259,462
Change in unrealized gain (loss) on investments	(3,659)	33,063	(75,884)	351,521	(1,065,439)	664,417	(840,062)	7,482,688
Reinvested capital gains	10,846	5,885	125,955	4,591	643,119	34,640	1,226,563	113,698

Net increase (decrease) in contract owners’ equity resulting from operations	17,398	45,531	72,132	352,848	(361,375)	1,007,116	3,348,305	10,798,838

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	5,849	155,901	331,499	689,363	933,776
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(5,059)	(7,688)	(1,268,156)	1,818,379	(1,434,408)	784,698
Redemptions (note 2)	(20,223)	(14,980)	(200,015)	(223,802)	(501,585)	(567,057)	(4,504,688)	(4,432,796)
Annuity benefits	(7,192)	(6,975)	-	-	-	-	(35,896)	(33,301)
Contract maintenance charges (note 2)	-	-	-	-	(39)	(16)	(771)	(829)
Contingent deferred sales charges (note 2)	-	-	-	-	(90)	(297)	(3,883)	(5,739)
Adjustments to maintain reserves	(1)	873	(44)	(87)	(94)	(180)	(523)	(220)

Net equity transactions	(27,416)	(21,082)	(205,118)	(225,728)	(1,614,063)	1,582,328	(5,290,806)	(2,754,411)

Net change in contract owners’ equity	(10,018)	24,449	(132,986)	127,120	(1,975,438)	2,589,444	(1,942,501)	8,044,427
Contract owners’ equity beginning of period	197,500	173,051	1,255,615	1,128,495	3,970,427	1,380,983	41,081,281	33,036,854

Contract owners’ equity end of period	$187,482	197,500	1,122,629	1,255,615	1,994,989	3,970,427	39,138,780	41,081,281

CHANGES IN UNITS:
Beginning units	10,895	12,259	91,207	110,539	254,247	102,754	2,507,162	2,700,096
Units purchased	81	87	2,772	1,735	88,587	377,657	177,046	497,408
Units redeemed	(1,548)	(1,451)	(17,385)	(21,067)	(205,297)	(226,164)	(486,805)	(690,342)

Ending units	9,428	10,895	76,594	91,207	137,537	254,247	2,197,403	2,507,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVIVSC		MSVFI		MSVF2		MSEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$100,346	27,611	83,996	61,983	7,480	12,830	298,027	246,156
Realized gain (loss) on investments	897,694	421,554	(11,889)	49,217	(4,192)	(7,231)	17,848	133,700
Change in unrealized gain (loss) on investments	(1,060,395)	1,858,865	123,522	(178,767)	41,200	(26,625)	(215,411)	(1,397,030)
Reinvested capital gains	-	-	-	-	-	-	51,873	105,195

Net increase (decrease) in contract owners’ equity resulting from operations	(62,355)	2,308,030	195,629	(67,567)	44,488	(21,026)	152,337	(911,979)

Equity transactions:
Purchase payments received from contract owners (note 3)	231,945	514,040	162,523	171,732	-	1,534	9,463	13,661
Transfers between subaccounts (including fixed account), net (note 3)	3,341,590	4,551,937	2,226,631	(258,408)	42,842	8,725	(151,932)	(451,338)
Redemptions (note 2)	(1,372,242)	(1,167,021)	(289,516)	(420,930)	(14,064)	(24,123)	(1,002,034)	(1,258,106)
Annuity benefits	(2,322)	(325)	-	-	(8,620)	(8,852)	(8,535)	(8,871)
Contract maintenance charges (note 2)	(73)	(46)	(60)	(69)	-	-	(167)	(162)
Contingent deferred sales charges (note 2)	(1,100)	(612)	(38)	(152)	-	-	(521)	(386)
Adjustments to maintain reserves	863	(854)	(81)	(143)	-	(22)	(6)	(214)

Net equity transactions	2,198,661	3,897,119	2,099,459	(507,970)	20,158	(22,738)	(1,153,732)	(1,705,416)

Net change in contract owners’ equity	2,136,306	6,205,149	2,295,088	(575,537)	64,646	(43,764)	(1,001,395)	(2,617,395)
Contract owners’ equity beginning of period	13,718,150	7,513,001	2,009,490	2,585,027	807,653	851,417	7,335,409	9,952,804

Contract owners’ equity end of period	$15,854,456	13,718,150	4,304,578	2,009,490	872,299	807,653	6,334,014	7,335,409

CHANGES IN UNITS:
Beginning units	907,244	627,398	163,990	207,420	58,862	59,721	213,062	259,118
Units purchased	380,643	520,418	401,368	376,485	3,408	1,776	1,589	4,934
Units redeemed	(238,884)	(240,572)	(234,558)	(419,915)	(828)	(2,635)	(34,185)	(50,990)

Ending units	1,049,003	907,244	330,800	163,990	61,442	58,862	180,466	213,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVMG		MSVRE		NAMAA2		NAMGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(906)	(702)	(1,678)	(5,554)	784	-	841	-
Realized gain (loss) on investments	926	4,493	80,875	80,860	(1)	-	119	-
Change in unrealized gain (loss) on investments	(6,300)	8,511	163,943	(68,483)	(550)	-	(157)	-
Reinvested capital gains	6,265	945	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15)	13,247	243,140	6,823	233	-	803	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	353	1,466	-	-	5	-
Transfers between subaccounts (including fixed account), net (note 3)	(33)	993	37,133	5,923	88,564	-	93,391	-
Redemptions (note 2)	(783)	(12,610)	(113,468)	(111,533)	-	-	(4,626)	-
Annuity benefits	(640)	(566)	(8,823)	(8,272)	-	-	-	-
Contract maintenance charges (note 2)	(4)	(4)	(82)	(85)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	2	-	-	-	-
Adjustments to maintain reserves	115	1,545	27	(6)	1	-	1	-

Net equity transactions	(1,345)	(10,642)	(84,860)	(112,505)	88,565	-	88,771	-

Net change in contract owners’ equity	(1,360)	2,605	158,280	(105,682)	88,798	-	89,574	-
Contract owners’ equity beginning of period	53,386	50,781	905,157	1,010,839	-	-	-	-

Contract owners’ equity end of period	$52,026	53,386	1,063,437	905,157	88,798	-	89,574	-

CHANGES IN UNITS:
Beginning units	3,737	4,783	24,549	27,707	-	-	-	-
Units purchased	-	90	1,208	1,058	8,915	-	9,590	-
Units redeemed	(60)	(1,136)	(3,226)	(4,216)	-	-	(765)	-

Ending units	3,677	3,737	22,531	24,549	8,915	-	8,825	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,192,140	946,818	(2,629)	(6,153)	(118,152)	59,431	10,592	83,537
Realized gain (loss) on investments	6,484,330	5,245,373	162,204	115,708	1,435,983	839,987	243,437	805,306
Change in unrealized gain (loss) on investments	(7,321,112)	28,304,589	(167,038)	506,909	431,203	7,244,164	172,353	(1,599,796)
Reinvested capital gains	15,684,724	2,697,451	274,908	48,052	78,052	10,573	125,779	4,875

Net increase (decrease) in contract owners’ equity resulting from operations	16,040,082	37,194,231	267,445	664,516	1,827,086	8,154,155	552,161	(706,078)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,141,546	1,892,811	638	55,436	1,319,680	5,494,580	186,293	160,092
Transfers between subaccounts (including fixed account), net (note 3)	(2,817,712)	(3,138,920)	(17,332)	(58,901)	3,401,228	7,203,726	(465,778)	(3,091,321)
Redemptions (note 2)	(17,082,608)	(20,607,477)	(454,076)	(430,967)	(4,595,590)	(5,754,545)	(1,586,762)	(2,407,123)
Annuity benefits	(128,970)	(120,797)	-	-	(93,128)	(88,394)	(15,541)	(25,796)
Contract maintenance charges (note 2)	(2,881)	(3,212)	-	-	(1,054)	(1,212)	(207)	(234)
Contingent deferred sales charges (note 2)	(8,744)	(10,684)	-	-	(3,946)	(5,748)	(2,521)	(1,294)
Adjustments to maintain reserves	(9,104)	5,488	(106)	(55)	(283)	(302)	(239)	(247)

Net equity transactions	(18,908,473)	(21,982,791)	(470,876)	(434,487)	26,907	6,848,105	(1,884,755)	(5,365,923)

Net change in contract owners’ equity	(2,868,391)	15,211,440	(203,431)	230,029	1,853,993	15,002,260	(1,332,594)	(6,072,001)
Contract owners’ equity beginning of period	146,128,450	130,917,010	2,665,192	2,435,163	49,303,726	34,301,466	15,593,778	21,665,779

Contract owners’ equity end of period	$143,260,059	146,128,450	2,461,761	2,665,192	51,157,719	49,303,726	14,261,184	15,593,778

CHANGES IN UNITS:
Beginning units	7,014,850	8,204,277	135,281	159,591	3,225,592	2,681,096	1,315,739	1,768,019
Units purchased	255,474	266,561	1,726	5,285	544,340	1,149,286	79,973	81,020
Units redeemed	(1,126,935)	(1,455,988)	(24,379)	(29,595)	(524,032)	(604,790)	(237,325)	(533,300)

Ending units	6,143,389	7,014,850	112,628	135,281	3,245,900	3,225,592	1,158,387	1,315,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(103,961)	(170,352)	(295,244)	(339,557)	(71,549)	(15,939)	1,725,486	1,218,895
Realized gain (loss) on investments	1,952,241	2,050,542	4,870,327	2,447,300	1,090,224	707,914	685,221	(535,931)
Change in unrealized gain (loss) on investments	(1,751,365)	3,579,002	(1,832,072)	8,061,401	568,754	3,690,226	(2,391,239)	737,228
Reinvested capital gains	-	-	-	-	190,795	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,915	5,459,192	2,743,011	10,169,144	1,778,224	4,382,201	19,468	1,420,192

Equity transactions:
Purchase payments received from contract owners (note 3)	436,255	1,574,944	1,001,801	2,107,300	524,843	2,017,225	144,032	57,650
Transfers between subaccounts (including fixed account), net (note 3)	(570,471)	191,803	(3,823,224)	14,454	1,825,948	1,520,142	22,764,359	(1,231,465)
Redemptions (note 2)	(3,118,400)	(2,860,522)	(5,424,339)	(4,866,358)	(1,849,712)	(1,350,535)	(4,592,608)	(3,731,905)
Annuity benefits	(18,635)	(20,578)	(51,131)	(53,339)	(53,646)	(56,037)	(36,427)	(16,343)
Contract maintenance charges (note 2)	(614)	(645)	(1,201)	(1,268)	(286)	(370)	(402)	(285)
Contingent deferred sales charges (note 2)	(2,077)	(2,620)	(6,880)	(8,209)	(1,144)	(1,064)	(2,053)	(711)
Adjustments to maintain reserves	(255)	(384)	(340)	194	(274)	(209)	(445)	(444)

Net equity transactions	(3,274,197)	(1,118,002)	(8,305,314)	(2,807,226)	445,729	2,129,152	18,276,456	(4,923,503)

Net change in contract owners’ equity	(3,177,282)	4,341,190	(5,562,303)	7,361,918	2,223,953	6,511,353	18,295,924	(3,503,311)
Contract owners’ equity beginning of period	25,093,639	20,752,449	44,893,577	37,531,659	19,580,767	13,069,414	22,856,293	26,359,604

Contract owners’ equity end of period	$21,916,357	25,093,639	39,331,274	44,893,577	21,804,720	19,580,767	41,152,217	22,856,293

CHANGES IN UNITS:
Beginning units	1,583,720	1,659,885	3,111,350	3,321,520	1,473,478	1,267,595	1,046,197	1,281,408
Units purchased	147,318	365,596	226,060	406,725	292,103	442,865	1,362,040	11,235
Units redeemed	(357,158)	(441,761)	(790,177)	(616,895)	(249,005)	(236,982)	(559,125)	(246,446)

Ending units	1,373,880	1,583,720	2,547,233	3,111,350	1,516,576	1,473,478	1,849,112	1,046,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM		GEM2		GIG		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,226	628	(1,585)	-	337,807	(32,607)	1,614	(676)
Realized gain (loss) on investments	147,918	(14,768)	4,426	-	541,307	108,585	1,327	10,232
Change in unrealized gain (loss) on investments	(817,074)	8,866	(17,639)	-	(1,511,737)	784,737	(3,858)	2,493
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(648,930)	(5,274)	(14,798)	-	(632,623)	860,715	(917)	12,049

Equity transactions:
Purchase payments received from contract owners (note 3)	217,136	6,541	23,333	-	372,003	14,222	-	(71)
Transfers between subaccounts (including fixed account), net (note 3)	21,625,991	(33,403)	392,982	-	19,116,718	(431,460)	-	(44,155)
Redemptions (note 2)	(2,119,594)	(146,921)	(58,170)	-	(2,066,876)	(731,362)	(2,473)	(3,495)
Annuity benefits	(12,404)	(2,758)	-	-	(4,584)	(3,077)	(2,569)	(2,441)
Contract maintenance charges (note 2)	(803)	(39)	-	-	(332)	(89)	-	-
Contingent deferred sales charges (note 2)	(1,124)	(303)	-	-	(2,244)	(400)	-	-
Adjustments to maintain reserves	456	(56)	(54)	-	(45,147)	1,429	(1)	1

Net equity transactions	19,709,658	(176,939)	358,091	-	17,369,538	(1,150,737)	(5,043)	(50,161)

Net change in contract owners’ equity	19,060,728	(182,213)	343,293	-	16,736,915	(290,022)	(5,960)	(38,112)
Contract owners’ equity beginning of period	966,898	1,149,111	-	-	5,609,945	5,899,967	64,384	102,496

Contract owners’ equity end of period	$20,027,626	966,898	343,293	-	22,346,860	5,609,945	58,424	64,384

CHANGES IN UNITS:
Beginning units	38,605	45,909	-	-	388,288	475,976	7,039	13,008
Units purchased	1,046,779	8,793	43,634	-	1,440,581	6,809	130	129
Units redeemed	(173,520)	(16,097)	(7,881)	-	(251,524)	(94,497)	(654)	(6,098)

Ending units	911,864	38,605	35,753	-	1,577,345	388,288	6,515	7,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR1		NVCRA2		NVCRB2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(160,290)	(78,943)	(15,885)	(19,077)	34,604	5,248	123,135	56,574
Realized gain (loss) on investments	3,925,545	3,718,968	749,733	672,203	57,284	72,896	342,775	225,919
Change in unrealized gain (loss) on investments	(11,244,473)	18,110,887	(271,736)	1,060,119	(148,573)	534,829	(405,338)	821,279
Reinvested capital gains	11,222,364	2,899,262	-	-	170,355	66,997	269,962	233,150

Net increase (decrease) in contract owners’ equity resulting from operations	3,743,146	24,650,174	462,112	1,713,245	113,670	679,970	330,534	1,336,922

Equity transactions:
Purchase payments received from contract owners (note 3)	729,622	625,427	130,570	235,378	139,496	379,971	92,366	463,353
Transfers between subaccounts (including fixed account), net (note 3)	(2,795,909)	(2,112,340)	(1,393,735)	149,267	127,607	331,415	130,795	1,083,939
Redemptions (note 2)	(8,328,265)	(10,060,584)	(633,610)	(604,368)	(109,296)	(331,538)	(1,261,451)	(1,286,693)
Annuity benefits	(19,989)	(17,179)	(1,920)	(1,403)	-	-	(513)	(488)
Contract maintenance charges (note 2)	(1,127)	(1,210)	(459)	(481)	(715)	(825)	(219)	(234)
Contingent deferred sales charges (note 2)	(4,652)	(5,753)	(1,128)	(2,692)	(1,308)	(1,425)	(872)	(5,082)
Adjustments to maintain reserves	919	(10,525)	(134)	(271)	(64)	(67)	(107)	(137)

Net equity transactions	(10,419,401)	(11,582,164)	(1,900,416)	(224,570)	155,720	377,531	(1,040,001)	254,658

Net change in contract owners’ equity	(6,676,255)	13,068,010	(1,438,304)	1,488,675	269,390	1,057,501	(709,467)	1,591,580
Contract owners’ equity beginning of period	75,493,378	62,425,368	5,978,540	4,489,865	3,310,739	2,253,238	11,454,945	9,863,365

Contract owners’ equity end of period	$68,817,123	75,493,378	4,540,236	5,978,540	3,580,129	3,310,739	10,745,478	11,454,945

CHANGES IN UNITS:
Beginning units	5,881,810	6,918,204	419,199	432,385	262,726	228,694	884,824	860,739
Units purchased	266,412	514,381	48,210	311,634	30,057	72,663	101,725	189,024
Units redeemed	(1,064,110)	(1,550,775)	(176,830)	(324,820)	(17,875)	(38,631)	(181,674)	(164,939)

Ending units	5,084,112	5,881,810	290,579	419,199	274,908	262,726	804,875	884,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$82,739	23,538	84,486	43,129	252,020	96,551	109,640	15,421
Realized gain (loss) on investments	377,093	251,710	239,499	140,137	954,033	636,479	310,270	350,179
Change in unrealized gain (loss) on investments	(452,252)	670,360	(401,790)	(12,696)	(1,015,479)	1,998,015	(895,055)	974,035
Reinvested capital gains	213,725	169,362	265,373	132,527	519,601	539,589	748,417	353,605

Net increase (decrease) in contract owners’ equity resulting from operations	221,305	1,114,970	187,568	303,097	710,175	3,270,634	273,272	1,693,240

Equity transactions:
Purchase payments received from contract owners (note 3)	81,124	224,955	97,916	305,130	628,978	1,517,880	239,283	601,843
Transfers between subaccounts (including fixed account), net (note 3)	318,230	60,585	1,566,015	918,901	241,457	819,065	737,683	(395,777)
Redemptions (note 2)	(884,060)	(573,668)	(1,242,920)	(1,933,040)	(3,378,946)	(2,049,303)	(763,869)	(706,043)
Annuity benefits	(1,182)	(1,109)	(32,301)	(32,250)	(56,959)	(56,161)	(92,820)	(86,114)
Contract maintenance charges (note 2)	(401)	(375)	(461)	(356)	(1,545)	(1,324)	(962)	(833)
Contingent deferred sales charges (note 2)	(963)	(271)	(2,401)	(5,382)	(7,981)	(4,269)	(6,151)	(2,798)
Adjustments to maintain reserves	(56)	(80)	8,825	7,388	(191)	(116)	(109)	(66)

Net equity transactions	(487,308)	(289,963)	394,673	(739,609)	(2,575,187)	225,772	113,055	(589,788)

Net change in contract owners’ equity	(266,003)	825,007	582,241	(436,512)	(1,865,012)	3,496,406	386,327	1,103,452
Contract owners’ equity beginning of period	6,776,880	5,951,873	7,965,440	8,401,952	23,112,672	19,616,266	8,898,146	7,794,694

Contract owners’ equity end of period	$6,510,877	6,776,880	8,547,681	7,965,440	21,247,660	23,112,672	9,284,473	8,898,146

CHANGES IN UNITS:
Beginning units	523,330	550,198	626,630	684,120	1,734,862	1,704,961	583,495	627,883
Units purchased	88,053	65,703	341,135	172,989	176,567	381,779	115,348	111,474
Units redeemed	(125,973)	(92,571)	(301,246)	(230,479)	(371,881)	(351,878)	(100,413)	(155,862)

Ending units	485,410	523,330	666,519	626,630	1,539,548	1,734,862	598,430	583,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$97,849	48,401	108,501	58,524	2,927	1,230	51,903	19,307
Realized gain (loss) on investments	252,575	191,716	(86,289)	31,105	5,776	20,815	11,078	30,413
Change in unrealized gain (loss) on investments	(320,629)	411,507	223,067	(417,690)	9,712	(63,770)	125,202	(379,754)
Reinvested capital gains	221,233	175,701	-	72,537	-	8,266	-	123,654

Net increase (decrease) in contract owners’ equity resulting from operations	251,028	827,325	245,279	(255,524)	18,415	(33,459)	188,183	(206,380)

Equity transactions:
Purchase payments received from contract owners (note 3)	119,874	91,920	136,949	234,771	-	-	76,514	239,829
Transfers between subaccounts (including fixed account), net (note 3)	(293,049)	263,024	1,740,682	(1,239,421)	(44,917)	(5,979)	471,407	(461,312)
Redemptions (note 2)	(764,931)	(1,118,338)	(1,203,701)	(2,173,198)	(35,266)	(182,850)	(655,891)	(784,313)
Annuity benefits	(1,570)	(1,526)	(4,853)	(11,250)	-	-	(4,849)	(8,352)
Contract maintenance charges (note 2)	(313)	(299)	(229)	(262)	-	-	(77)	(73)
Contingent deferred sales charges (note 2)	(751)	(387)	(3,812)	(1,779)	-	-	(331)	(76)
Adjustments to maintain reserves	(83)	(140)	(843)	(9,710)	(35)	(13)	(117)	(156)

Net equity transactions	(940,823)	(765,746)	664,193	(3,200,849)	(80,218)	(188,842)	(113,344)	(1,014,453)

Net change in contract owners’ equity	(689,795)	61,579	909,472	(3,456,373)	(61,803)	(222,301)	74,839	(1,220,833)
Contract owners’ equity beginning of period	8,780,050	8,718,471	5,771,978	9,228,351	690,858	913,159	5,209,159	6,429,992

Contract owners’ equity end of period	$8,090,255	8,780,050	6,681,450	5,771,978	629,055	690,858	5,283,998	5,209,159

CHANGES IN UNITS:
Beginning units	706,326	771,585	465,087	720,113	60,013	76,022	390,927	468,113
Units purchased	62,867	77,421	252,677	219,953	-	3,434	130,520	115,682
Units redeemed	(137,341)	(142,680)	(200,507)	(474,979)	(6,805)	(19,443)	(138,612)	(192,868)

Ending units	631,852	706,326	517,257	465,087	53,208	60,013	382,835	390,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF		TRF2		GBF		GBF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$112,461	267,920	(3,685)	(3,786)	1,169,305	1,202,870	(3,457)	(9,334)
Realized gain (loss) on investments	3,507,036	4,456,527	105,614	15,728	(2,346,237)	(1,502,888)	(51,681)	(51,440)
Change in unrealized gain (loss) on investments	8,393,890	23,465,035	(65,064)	100,703	6,008,049	(10,567,064)	135,340	(230,808)
Reinvested capital gains	-	-	-	-	-	1,860,134	-	44,758

Net increase (decrease) in contract owners’ equity resulting from operations	12,013,387	28,189,482	36,865	112,645	4,831,117	(9,006,948)	80,202	(246,824)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,059,185	1,299,416	-	2,618	1,296,050	2,283,235	109,422	11,311
Transfers between subaccounts (including fixed account), net (note 3)	(984,905)	(1,576,738)	(26,358)	(1,464)	(2,706,428)	(9,000,572)	(27,167)	(65,649)
Redemptions (note 2)	(11,589,135)	(12,800,426)	(167,568)	(55,985)	(18,810,225)	(26,931,262)	(700,816)	(777,713)
Annuity benefits	(107,231)	(96,685)	-	-	(115,402)	(151,762)	(620)	(645)
Contract maintenance charges (note 2)	(5,327)	(5,866)	-	-	(2,759)	(3,233)	-	-
Contingent deferred sales charges (note 2)	(8,564)	(13,804)	-	-	(9,959)	(15,876)	-	-
Adjustments to maintain reserves	(5,208)	733	(18)	(26)	(1,531)	(4,126)	33	67

Net equity transactions	(11,641,185)	(13,193,370)	(193,944)	(54,857)	(20,350,254)	(33,823,596)	(619,148)	(832,629)

Net change in contract owners’ equity	372,202	14,996,112	(157,079)	57,788	(15,519,137)	(42,830,544)	(538,946)	(1,079,453)
Contract owners’ equity beginning of period	115,918,356	100,922,244	468,595	410,807	147,826,852	190,657,396	3,460,519	4,539,972

Contract owners’ equity end of period	$116,290,558	115,918,356	311,516	468,595	132,307,715	147,826,852	2,921,573	3,460,519

CHANGES IN UNITS:
Beginning units	6,330,688	7,146,201	31,548	35,483	8,535,517	10,447,542	273,240	336,649
Units purchased	137,058	170,704	1,626	213	848,790	1,123,266	16,252	27,838
Units redeemed	(744,050)	(986,217)	(13,972)	(4,148)	(1,997,309)	(3,035,291)	(65,002)	(91,247)

Ending units	5,723,696	6,330,688	19,202	31,548	7,386,998	8,535,517	224,490	273,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CAF		GVIX8		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(213,426)	(115,254)	81,231	65,391	182,521	171,188	44,229	40,033
Realized gain (loss) on investments	2,516,465	2,081,296	45,201	13,535	3,441,125	1,685,717	264,668	117,025
Change in unrealized gain (loss) on investments	730,380	5,378,537	(455,808)	601,658	(2,020,693)	8,185,369	(113,478)	446,098
Reinvested capital gains	-	-	-	-	-	-	25,471	52,924

Net increase (decrease) in contract owners’ equity resulting from operations	3,033,419	7,344,579	(329,376)	680,584	1,602,953	10,042,274	220,890	656,080

Equity transactions:
Purchase payments received from contract owners (note 3)	375,519	643,749	173,729	194,593	1,319,700	1,434,871	340,939	294,630
Transfers between subaccounts (including fixed account), net (note 3)	2,459,959	(607,155)	432,556	267,742	(805,207)	(334,464)	1,009,627	740,549
Redemptions (note 2)	(4,155,058)	(3,758,968)	(333,945)	(218,638)	(5,951,909)	(5,153,873)	(886,425)	(417,032)
Annuity benefits	(5,894)	(7,068)	-	-	(140,062)	(129,146)	(1,979)	(1,914)
Contract maintenance charges (note 2)	(1,987)	(2,178)	(65)	(66)	(5,530)	(5,941)	(195)	(230)
Contingent deferred sales charges (note 2)	(3,349)	(6,202)	(472)	(23)	(16,002)	(15,188)	(116)	(453)
Adjustments to maintain reserves	(778)	(634)	(124)	(86)	(236)	(445)	(131)	(130)

Net equity transactions	(1,331,588)	(3,738,456)	271,679	243,522	(5,599,246)	(4,204,186)	461,720	615,420

Net change in contract owners’ equity	1,701,831	3,606,123	(57,697)	924,106	(3,996,293)	5,838,088	682,610	1,271,500
Contract owners’ equity beginning of period	31,396,717	27,790,594	4,197,112	3,273,006	46,605,238	40,767,150	6,417,408	5,145,908

Contract owners’ equity end of period	$33,098,548	31,396,717	4,139,415	4,197,112	42,608,945	46,605,238	7,100,018	6,417,408

CHANGES IN UNITS:
Beginning units	2,583,222	2,932,172	387,529	360,461	2,356,559	2,595,098	420,303	377,590
Units purchased	312,851	160,603	92,387	107,247	252,589	414,140	109,583	91,606
Units redeemed	(423,375)	(509,553)	(66,927)	(80,179)	(539,058)	(652,679)	(80,273)	(48,893)

Ending units	2,472,698	2,583,222	412,989	387,529	2,070,090	2,356,559	449,613	420,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,633	11,447	193,231	155,625	885,518	844,136	393,109	384,078
Realized gain (loss) on investments	95,144	80,202	1,093,296	1,410,612	2,133,601	(690,016)	185,755	(1,040,704)
Change in unrealized gain (loss) on investments	(60,169)	104,784	(1,406,513)	(693,654)	4,802,885	29,702,227	3,075,786	20,377,081
Reinvested capital gains	22,838	22,851	1,043,998	593,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,446	219,284	924,012	1,465,968	7,822,004	29,856,347	3,654,650	19,720,455

Equity transactions:
Purchase payments received from contract owners (note 3)	199,105	333,906	458,273	1,089,921	2,383,400	3,468,559	2,351,951	2,859,480
Transfers between subaccounts (including fixed account), net (note 3)	411,906	392,476	(717,909)	(3,999,788)	(2,337,203)	(667,881)	(955,397)	(2,492,035)
Redemptions (note 2)	(371,737)	(333,711)	(5,432,404)	(7,373,721)	(24,672,385)	(29,071,172)	(14,120,619)	(12,242,924)
Annuity benefits	(1,762)	(1,564)	(33,618)	(33,711)	(604,035)	(653,193)	(348,845)	(334,826)
Contract maintenance charges (note 2)	(122)	(111)	(1,046)	(1,074)	(9,616)	(10,299)	(11,118)	(12,462)
Contingent deferred sales charges (note 2)	(354)	(452)	(4,117)	(6,525)	(24,701)	(31,282)	(17,464)	(33,238)
Adjustments to maintain reserves	(51)	(40)	(330)	(410)	(114,679)	(6,831)	3,048	2,344

Net equity transactions	236,985	390,504	(5,731,151)	(10,325,308)	(25,379,219)	(26,972,099)	(13,098,444)	(12,253,661)

Net change in contract owners’ equity	308,431	609,788	(4,807,139)	(8,859,340)	(17,557,215)	2,884,248	(9,443,794)	7,466,794
Contract owners’ equity beginning of period	1,694,312	1,084,524	37,769,950	46,629,290	212,607,937	209,723,689	107,864,633	100,397,839

Contract owners’ equity end of period	$2,002,743	1,694,312	32,962,811	37,769,950	195,050,722	212,607,937	98,420,839	107,864,633

CHANGES IN UNITS:
Beginning units	94,238	70,337	2,653,700	3,409,144	11,870,761	13,526,513	5,587,916	6,299,513
Units purchased	38,582	53,580	176,351	312,005	355,810	873,774	198,285	335,577
Units redeemed	(24,923)	(29,679)	(579,011)	(1,067,449)	(1,761,846)	(2,529,526)	(861,283)	(1,047,174)

Ending units	107,897	94,238	2,251,040	2,653,700	10,464,725	11,870,761	4,924,918	5,587,916

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		MCIF		SAM		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$292,000	277,452	(107,789)	(45,318)	(2,089,745)	(2,285,834)	151,855	650
Realized gain (loss) on investments	492,870	146,556	4,565,685	3,099,266	3	2,719	(49,885)	7,544
Change in unrealized gain (loss) on investments	122,892	4,435,192	(1,732,879)	21,750,573	(2)	185	(3,895,790)	17,458
Reinvested capital gains	1,074,640	784,191	5,258,128	2,585,430	-	-	2,536,266	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,982,402	5,643,391	7,983,145	27,389,951	(2,089,744)	(2,282,930)	(1,257,554)	25,652

Equity transactions:
Purchase payments received from contract owners (note 3)	656,285	1,320,583	1,355,315	1,603,925	23,306,433	25,724,722	398,078	2,115
Transfers between subaccounts (including fixed account), net (note 3)	(209,463)	494,036	(2,882,622)	(1,286,590)	76,804,455	60,462,107	49,436,630	105,363
Redemptions (note 2)	(7,303,008)	(11,625,246)	(11,252,763)	(13,643,843)	(89,075,744)	(111,247,518)	(3,759,593)	(9,184)
Annuity benefits	(143,929)	(140,208)	(76,622)	(79,505)	(184,740)	(204,346)	(5,278)	-
Contract maintenance charges (note 2)	(2,583)	(2,740)	(2,173)	(2,043)	(2,970)	(3,536)	(610)	-
Contingent deferred sales charges (note 2)	(10,954)	(7,562)	(8,752)	(11,233)	(20,997)	(37,413)	(1,703)	(60)
Adjustments to maintain reserves	78	84	(11,031)	(130)	(199)	(3,324)	(397)	40

Net equity transactions	(7,013,574)	(9,961,053)	(12,878,648)	(13,419,419)	10,826,238	(25,309,308)	46,067,127	98,274

Net change in contract owners’ equity	(5,031,172)	(4,317,662)	(4,895,503)	13,970,532	8,736,494	(27,592,238)	44,809,573	123,926
Contract owners’ equity beginning of period	60,885,815	65,203,477	106,219,986	92,249,454	181,169,148	208,761,386	194,118	70,192

Contract owners’ equity end of period	$55,854,643	60,885,815	101,324,483	106,219,986	189,905,642	181,169,148	45,003,691	194,118

CHANGES IN UNITS:
Beginning units	3,709,734	4,348,864	2,680,803	3,063,218	15,167,273	17,342,803	10,333	4,488
Units purchased	127,582	291,672	120,965	262,494	15,439,158	17,555,131	2,708,766	8,504
Units redeemed	(553,811)	(930,802)	(439,073)	(644,909)	(14,464,893)	(19,730,661)	(282,222)	(2,659)

Ending units	3,283,505	3,709,734	2,362,695	2,680,803	16,141,538	15,167,273	2,436,877	10,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$83,518	-	2,993	(7)	(164,671)	(92,531)	(7,106)	(6,744)
Realized gain (loss) on investments	(26,177)	-	(764)	(689)	2,647,046	1,561,348	47,336	55,888
Change in unrealized gain (loss) on investments	(858,486)	-	(46,657)	735	(2,035,531)	3,681,806	(36,269)	49,760
Reinvested capital gains	-	-	-	-	1,698,446	1,594,683	28,677	34,059

Net increase (decrease) in contract owners’ equity resulting from operations	(801,145)	-	(44,428)	39	2,145,290	6,745,306	32,638	132,963

Equity transactions:
Purchase payments received from contract owners (note 3)	47,156	-	(2)	-	796,114	928,877	-	281
Transfers between subaccounts (including fixed account), net (note 3)	9,112,019	-	465,905	(2,109)	(768,853)	1,318,963	(6,083)	(37,834)
Redemptions (note 2)	(993,603)	-	(14,917)	9	(3,519,451)	(3,350,997)	(96,927)	(110,054)
Annuity benefits	-	-	(6,578)	(51)	(32,630)	(29,497)	-	(215)
Contract maintenance charges (note 2)	(218)	-	-	-	(1,114)	(1,166)	-	-
Contingent deferred sales charges (note 2)	(360)	-	-	-	(3,060)	(5,216)	-	-
Adjustments to maintain reserves	(241)	-	(31)	-	(382)	46	(23)	4

Net equity transactions	8,164,753	-	444,377	(2,151)	(3,529,376)	(1,138,990)	(103,033)	(147,818)

Net change in contract owners’ equity	7,363,608	-	399,949	(2,112)	(1,384,086)	5,606,316	(70,395)	(14,855)
Contract owners’ equity beginning of period	-	-	-	2,112	27,777,075	22,170,759	459,833	474,688

Contract owners’ equity end of period	$7,363,608	-	399,949	-	26,392,989	27,777,075	389,438	459,833

CHANGES IN UNITS:
Beginning units	-	-	-	179	2,019,933	2,143,624	35,708	47,902
Units purchased	953,767	-	32,435	1	400,532	527,754	-	28
Units redeemed	(138,878)	-	(1,846)	(180)	(661,542)	(651,445)	(7,631)	(12,222)

Ending units	814,889	-	30,589	-	1,758,923	2,019,933	28,077	35,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(967)	26,644	(21,774)	(14,941)	(964,849)	(973,483)	(86,419)	(82,988)
Realized gain (loss) on investments	1,347,116	875,426	240,257	160,736	7,754,528	6,540,293	587,744	375,338
Change in unrealized gain (loss) on investments	(1,430,894)	1,033,730	(274,636)	644,838	(15,101,697)	15,872,688	(1,218,685)	1,220,839
Reinvested capital gains	953,224	411,470	352,609	168,195	10,517,339	6,296,586	842,389	486,322

Net increase (decrease) in contract owners’ equity resulting from operations	868,479	2,347,270	296,456	958,828	2,205,321	27,736,084	125,029	1,999,511

Equity transactions:
Purchase payments received from contract owners (note 3)	188,880	202,535	132	794	927,151	1,265,766	80,332	30,933
Transfers between subaccounts (including fixed account), net (note 3)	(35,078)	586,875	(53,551)	(89,310)	(1,427,431)	(1,243,211)	(139,788)	137,454
Redemptions (note 2)	(1,341,468)	(1,309,528)	(527,828)	(358,881)	(12,345,348)	(12,580,787)	(786,709)	(469,107)
Annuity benefits	(150)	(134)	(10,777)	(10,799)	(77,277)	(77,400)	-	-
Contract maintenance charges (note 2)	(136)	(156)	(11)	(11)	(2,523)	(2,775)	-	-
Contingent deferred sales charges (note 2)	(2,525)	(1,444)	(30)	(221)	(15,160)	(14,030)	-	-
Adjustments to maintain reserves	(344)	(313)	(163)	3,323	(462)	(65)	(32)	(76)

Net equity transactions	(1,190,821)	(522,165)	(592,228)	(455,105)	(12,941,050)	(12,652,502)	(846,197)	(300,796)

Net change in contract owners’ equity	(322,342)	1,825,105	(295,772)	503,723	(10,735,729)	15,083,582	(721,168)	1,698,715
Contract owners’ equity beginning of period	9,783,124	7,958,019	3,625,568	3,121,845	95,308,945	80,225,363	7,388,276	5,689,561

Contract owners’ equity end of period	$9,460,782	9,783,124	3,329,796	3,625,568	84,573,216	95,308,945	6,667,108	7,388,276

CHANGES IN UNITS:
Beginning units	644,126	701,373	267,804	307,809	6,491,418	7,505,685	521,017	549,050
Units purchased	298,828	361,946	1,396	4,310	425,394	394,164	36,874	50,099
Units redeemed	(372,615)	(419,193)	(44,438)	(44,315)	(1,319,507)	(1,408,431)	(98,750)	(78,132)

Ending units	570,339	644,126	224,762	267,804	5,597,305	6,491,418	459,141	521,017

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV2		SCGF		SCGF2		SCVF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$146,859	2,422	(291,340)	(289,546)	(5,912)	(6,308)	(631,920)	(327,712)
Realized gain (loss) on investments	3,515,720	4,110,043	5,430,864	4,781,175	30,881	22,217	3,661,221	2,316,792
Change in unrealized gain (loss) on investments	(9,308,447)	11,592,126	(8,436,681)	2,986,216	(68,322)	82,910	(7,152,768)	32,228,768
Reinvested capital gains	15,691,179	2,959,602	3,555,977	1,479,517	45,608	18,489	9,771,942	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,045,311	18,664,193	258,820	8,957,362	2,255	117,308	5,648,475	34,217,848

Equity transactions:
Purchase payments received from contract owners (note 3)	765,203	562,036	280,637	413,334	8,750	90	1,062,851	1,261,309
Transfers between subaccounts (including fixed account), net (note 3)	495,569	(659,665)	(1,918,748)	465,871	(3,937)	(8,534)	(4,493,103)	(1,445,699)
Redemptions (note 2)	(8,083,173)	(7,841,663)	(3,200,413)	(2,927,365)	(36,466)	(79,043)	(12,864,030)	(13,597,700)
Annuity benefits	(23,201)	(20,815)	(9,113)	(9,146)	(42)	(39)	(49,951)	(50,108)
Contract maintenance charges (note 2)	(1,083)	(1,170)	(671)	(796)	-	-	(2,071)	(2,240)
Contingent deferred sales charges (note 2)	(5,575)	(7,824)	(1,912)	(2,852)	-	-	(10,182)	(9,794)
Adjustments to maintain reserves	(646)	(205)	(391)	2,573	(8)	(33)	(429)	478

Net equity transactions	(6,852,906)	(7,969,306)	(4,850,611)	(2,058,381)	(31,703)	(87,559)	(16,356,915)	(13,843,754)

Net change in contract owners’ equity	3,192,405	10,694,887	(4,591,791)	6,898,981	(29,448)	29,749	(10,708,440)	20,374,094
Contract owners’ equity beginning of period	68,368,258	57,673,371	29,010,061	22,111,080	347,874	318,125	114,103,086	93,728,992

Contract owners’ equity end of period	$71,560,663	68,368,258	24,418,270	29,010,061	318,426	347,874	103,394,646	114,103,086

CHANGES IN UNITS:
Beginning units	4,472,473	5,061,320	1,285,895	1,396,829	23,563	30,452	2,567,355	2,933,718
Units purchased	264,358	462,760	232,601	385,680	3,224	936	64,073	221,427
Units redeemed	(691,065)	(1,051,607)	(455,285)	(496,614)	(5,385)	(7,825)	(434,469)	(587,790)

Ending units	4,045,766	4,472,473	1,063,211	1,285,895	21,402	23,563	2,196,959	2,567,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF2		SCF		SCF2		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(12,101)	(10,005)	(926,571)	(973,370)	(30,423)	(29,717)	957,026	1,155,362
Realized gain (loss) on investments	104,620	75,812	1,298,227	(151,816)	131,935	110,603	734,367	2,251,573
Change in unrealized gain (loss) on investments	(127,673)	197,855	(15,851,710)	34,389,528	(385,476)	479,634	(335,155)	(4,685,544)
Reinvested capital gains	70,802	-	14,845,685	-	253,951	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,648	263,662	(634,369)	33,264,342	(30,013)	560,520	1,356,238	(1,278,609)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,231	26,427	963,070	1,169,084	1,418	16,662	706,509	844,036
Transfers between subaccounts (including fixed account), net (note 3)	(56,038)	(32,583)	(2,311,138)	(3,643,463)	63,202	(49,023)	1,509,352	(4,165,175)
Redemptions (note 2)	(129,782)	(141,399)	(11,450,358)	(12,161,561)	(289,305)	(347,347)	(5,345,461)	(7,526,917)
Annuity benefits	(123)	(112)	(46,735)	(45,916)	-	-	(40,584)	(38,130)
Contract maintenance charges (note 2)	-	-	(2,219)	(2,353)	-	-	(403)	(433)
Contingent deferred sales charges (note 2)	-	-	(8,572)	(10,360)	-	-	(3,370)	(3,259)
Adjustments to maintain reserves	(76)	(6)	(377)	(5,405)	(93)	(71)	(3,006)	591

Net equity transactions	(175,788)	(147,673)	(12,856,329)	(14,699,974)	(224,778)	(379,779)	(3,176,963)	(10,889,287)

Net change in contract owners’ equity	(140,140)	115,989	(13,490,698)	18,564,368	(254,791)	180,741	(1,820,725)	(12,167,896)
Contract owners’ equity beginning of period	882,708	766,719	109,618,511	91,054,143	1,848,534	1,667,793	50,092,703	62,260,599

Contract owners’ equity end of period	$742,568	882,708	96,127,813	109,618,511	1,593,743	1,848,534	48,271,978	50,092,703

CHANGES IN UNITS:
Beginning units	43,328	51,758	2,883,522	3,336,881	86,298	107,261	2,677,616	3,260,113
Units purchased	804	5,226	113,450	132,253	4,652	5,230	254,721	320,384
Units redeemed	(9,341)	(13,656)	(465,658)	(585,612)	(15,707)	(26,193)	(421,123)	(902,881)

Ending units	34,791	43,328	2,531,314	2,883,522	75,243	86,298	2,511,214	2,677,616

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(21,341)	291	(1,647,957)	(1,364,844)	(120,652)	(111,863)	70,470	20,419
Realized gain (loss) on investments	38,654	71,552	21,635,908	16,963,567	653,387	395,132	163,468	(95,058)
Change in unrealized gain (loss) on investments	(64,228)	(151,823)	(32,388,882)	101,875,169	(869,310)	2,263,967	(612,403)	563,105
Reinvested capital gains	-	7,003	41,629,299	-	908,519	-	109,195	25,031

Net increase (decrease) in contract owners’ equity resulting from operations	(46,915)	(72,977)	29,228,368	117,473,892	571,944	2,547,236	(269,270)	513,497

Equity transactions:
Purchase payments received from contract owners (note 3)	509,308	91,824	3,398,687	3,783,480	32,047	39,184	137,923	145,031
Transfers between subaccounts (including fixed account), net (note 3)	532,979	2,700,404	(10,530,148)	(15,002,562)	(40,048)	(189,004)	53,973	(1,241,728)
Redemptions (note 2)	(2,309,885)	(2,761,152)	(48,815,103)	(53,228,861)	(1,517,061)	(1,332,374)	(502,755)	(393,758)
Annuity benefits	(39,699)	(44,112)	(412,148)	(363,018)	(9,890)	(8,485)	-	-
Contract maintenance charges (note 2)	(58)	(70)	(10,735)	(11,433)	-	-	(456)	(504)
Contingent deferred sales charges (note 2)	(2,363)	(422)	(24,617)	(40,918)	-	(190)	(1,188)	(2,519)
Adjustments to maintain reserves	(195)	(204)	(9,302)	63	149	(10)	(143)	(193)

Net equity transactions	(1,309,913)	(13,732)	(56,403,366)	(64,863,249)	(1,534,803)	(1,490,879)	(312,646)	(1,493,671)

Net change in contract owners’ equity	(1,356,828)	(86,709)	(27,174,998)	52,610,643	(962,859)	1,056,357	(581,916)	(980,174)
Contract owners’ equity beginning of period	8,826,374	8,913,083	419,732,785	367,122,142	9,403,470	8,347,113	3,119,324	4,099,498

Contract owners’ equity end of period	$7,469,546	8,826,374	392,557,787	419,732,785	8,440,611	9,403,470	2,537,408	3,119,324

CHANGES IN UNITS:
Beginning units	788,215	782,664	19,341,164	22,889,891	455,761	541,918	188,729	294,124
Units purchased	450,828	472,734	341,661	493,446	9,173	7,018	51,101	46,283
Units redeemed	(569,832)	(467,183)	(2,884,969)	(4,042,173)	(81,307)	(93,175)	(70,799)	(151,678)

Ending units	669,211	788,215	16,797,856	19,341,164	383,627	455,761	169,031	188,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	EIF		NVRE1		NCPG2		NCPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$166,619	(318,178)	1,614,691	268,562	24,375	46	2,673	2,349
Realized gain (loss) on investments	4,745,217	2,957,962	4,177,412	6,174,643	5,017	-	199	39
Change in unrealized gain (loss) on investments	(2,418,674)	5,342,002	(6,439,415)	(10,574,167)	(43,745)	981	(4,446)	11,009
Reinvested capital gains	-	-	22,253,638	6,193,818	15,585	41	3,932	1,942

Net increase (decrease) in contract owners’ equity resulting from operations	2,493,162	7,981,786	21,606,326	2,062,856	1,232	1,068	2,358	15,339

Equity transactions:
Purchase payments received from contract owners (note 3)	587,488	729,827	1,628,709	1,322,416	15,973	-	-	207,151
Transfers between subaccounts (including fixed account), net (note 3)	(1,235,626)	4,307,984	2,612,290	(2,638,633)	1,015,809	186,472	-	4,624
Redemptions (note 2)	(3,716,780)	(3,626,839)	(10,865,819)	(11,383,152)	(97,420)	-	-	-
Annuity benefits	(40,269)	(39,067)	(45,023)	(43,357)	-	-	-	-
Contract maintenance charges (note 2)	(911)	(915)	(2,325)	(2,313)	-	-	-	-
Contingent deferred sales charges (note 2)	(5,342)	(4,139)	(6,819)	(8,737)	-	-	-	-
Adjustments to maintain reserves	(474)	(54)	(387)	3,541	(23)	(3)	(3)	(1)

Net equity transactions	(4,411,914)	1,366,797	(6,679,374)	(12,750,235)	934,339	186,469	(3)	211,774

Net change in contract owners’ equity	(1,918,752)	9,348,583	14,926,952	(10,687,379)	935,571	187,537	2,355	227,113
Contract owners’ equity beginning of period	32,407,369	23,058,786	81,756,278	92,443,657	187,537	-	227,113	-

Contract owners’ equity end of period	$30,488,617	32,407,369	96,683,230	81,756,278	1,123,108	187,537	229,468	227,113

CHANGES IN UNITS:
Beginning units	1,734,014	1,643,914	7,066,545	8,144,479	17,065	-	20,964	-
Units purchased	293,438	564,669	889,310	818,541	114,426	17,065	-	20,964
Units redeemed	(522,535)	(474,569)	(1,398,232)	(1,896,475)	(29,236)	-	-	-

Ending units	1,504,917	1,734,014	6,557,623	7,066,545	102,255	17,065	20,964	20,964

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$695	1,442	400	332	(4,423)	7,173	71,641	22,171
Realized gain (loss) on investments	3,094	9	905	954	7,617	1,384	133,264	47,937
Change in unrealized gain (loss) on investments	(2,715)	4,703	(341)	758	(24,908)	35,682	271,613	120,073
Reinvested capital gains	766	144	240	102	65,554	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,840	6,298	1,204	2,146	43,840	44,239	476,518	190,181

Equity transactions:
Purchase payments received from contract owners (note 3)	30,419	38,765	27,830	-	147,185	51,725	525,573	542,986
Transfers between subaccounts (including fixed account), net (note 3)	120,588	82,121	41,481	30,828	435,006	798,847	4,784,282	1,204,898
Redemptions (note 2)	(38,071)	(251)	(16,504)	-	(88,047)	(29,460)	(348,721)	(56,261)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	(4)	-	(16)	(15)	(56)	-
Contingent deferred sales charges (note 2)	-	-	-	-	(12)	-	(275)	-
Adjustments to maintain reserves	(11)	3	-	6	(55)	7	(66)	(55)

Net equity transactions	112,910	120,638	52,803	30,834	494,061	821,104	4,960,737	1,691,568

Net change in contract owners’ equity	114,750	126,936	54,007	32,980	537,901	865,343	5,437,255	1,881,749
Contract owners’ equity beginning of period	126,936	-	32,980	-	865,343	-	1,881,749	-

Contract owners’ equity end of period	$241,686	126,936	86,987	32,980	1,403,244	865,343	7,319,004	1,881,749

CHANGES IN UNITS:
Beginning units	11,790	-	3,087	-	68,726	-	160,648	-
Units purchased	13,965	11,814	6,466	5,071	104,485	105,890	487,371	269,602
Units redeemed	(3,457)	(24)	(1,522)	(1,984)	(65,131)	(37,164)	(89,254)	(108,954)

Ending units	22,298	11,790	8,031	3,087	108,080	68,726	558,765	160,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIB		ALVPGB		ALVSVB		ACVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(8,801)	(9,113)	(18,230)	(17,457)	(72,666)	(84,970)	585,492	643,444
Realized gain (loss) on investments	43,139	(18,203)	60,984	53,065	1,061,720	1,452,591	2,329,866	988,411
Change in unrealized gain (loss) on investments	47,810	382,524	69,877	255,816	(1,314,370)	747,551	3,938,613	15,888,675
Reinvested capital gains	-	-	-	-	866,807	492,490	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,148	355,208	112,631	291,424	541,491	2,607,662	6,853,971	17,520,530

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152	-	-	-	245,181	385,367	543,387	582,715
Transfers between subaccounts (including fixed account), net (note 3)	6,572	(14,021)	(31,322)	(89,573)	(1,287,364)	(897,785)	1,737,986	(1,145,957)
Redemptions (note 2)	(117,239)	(398,115)	(105,655)	(113,122)	(1,006,913)	(846,719)	(7,616,423)	(7,695,649)
Annuity benefits	-	-	-	-	(36,015)	(38,099)	(29,524)	(26,845)
Contract maintenance charges (note 2)	-	-	-	-	(44)	(47)	(1,293)	(1,474)
Contingent deferred sales charges (note 2)	(75)	(98)	(73)	(86)	(550)	(408)	(6,627)	(6,279)
Adjustments to maintain reserves	(29)	(73)	(9)	(30)	(276)	(271)	(308)	100

Net equity transactions	(109,619)	(412,307)	(137,059)	(202,811)	(2,085,981)	(1,397,962)	(5,372,802)	(8,293,389)

Net change in contract owners’ equity	(27,471)	(57,099)	(24,428)	88,613	(1,544,490)	1,209,700	1,481,169	9,227,141
Contract owners’ equity beginning of period	1,219,941	1,277,040	1,067,840	979,227	8,257,907	7,048,207	64,174,330	54,947,189

Contract owners’ equity end of period	$1,192,470	1,219,941	1,043,412	1,067,840	6,713,417	8,257,907	65,655,499	64,174,330

CHANGES IN UNITS:
Beginning units	74,021	102,976	68,946	85,005	431,348	498,580	3,010,407	3,486,389
Units purchased	1,609	1,449	33	2,108	197,743	397,462	313,005	201,058
Units redeemed	(8,260)	(30,404)	(8,761)	(18,167)	(312,049)	(464,694)	(533,501)	(677,040)

Ending units	67,370	74,021	60,218	68,946	317,042	431,348	2,789,911	3,010,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG2		ACVIP2		ACVI		ACVI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,013)	191	50,090	277,492	10,980	8,508	27	102
Realized gain (loss) on investments	195,386	(2,670)	(470,102)	1,813,877	11,865	(17,141)	6,994	12,461
Change in unrealized gain (loss) on investments	(127,698)	311,501	371,532	(9,826,194)	(137,775)	333,675	(13,601)	8,530
Reinvested capital gains	-	-	1,016,429	2,185,191	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,675	309,022	967,949	(5,549,634)	(114,930)	325,042	(6,580)	21,093

Equity transactions:
Purchase payments received from contract owners (note 3)	2,876	3,292	686,296	1,152,828	38,114	39,358	-	(181)
Transfers between subaccounts (including fixed account), net (note 3)	(332,241)	(18,936)	(3,159,833)	(12,825,544)	4,982	112,743	1,014	(17,129)
Redemptions (note 2)	(312,136)	(123,120)	(5,540,244)	(9,100,010)	(206,650)	(111,013)	(23,004)	(17,441)
Annuity benefits	(542)	(474)	(112,421)	(135,970)	(1,581)	(1,574)	(722)	(682)
Contract maintenance charges (note 2)	-	-	(355)	(166)	-	-	(11)	(12)
Contingent deferred sales charges (note 2)	(161)	(241)	(3,476)	(3,468)	(1,034)	(1,190)	-	1
Adjustments to maintain reserves	84	50	(2,534)	(358)	(193)	314	170	137

Net equity transactions	(642,120)	(139,429)	(8,132,567)	(20,912,688)	(166,362)	38,638	(22,553)	(35,307)

Net change in contract owners’ equity	(575,445)	169,593	(7,164,618)	(26,462,322)	(281,292)	363,680	(29,133)	(14,214)
Contract owners’ equity beginning of period	1,173,181	1,003,588	42,766,043	69,228,365	1,879,745	1,516,065	102,601	116,815

Contract owners’ equity end of period	$597,736	1,173,181	35,601,425	42,766,043	1,598,453	1,879,745	73,468	102,601

CHANGES IN UNITS:
Beginning units	71,691	81,372	3,014,960	4,443,914	91,893	89,644	5,476	7,644
Units purchased	375	1,258	293,125	502,869	6,154	11,733	61	-
Units redeemed	(39,253)	(10,939)	(856,150)	(1,931,823)	(14,305)	(9,484)	(1,394)	(2,168)

Ending units	32,813	71,691	2,451,935	3,014,960	83,742	91,893	4,143	5,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVMV1		ACVMV2		ACVU1		ACVV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$12,601	14,965	(3,027)	(3,035)	(266)	(197)	9,251	11,316
Realized gain (loss) on investments	1,064,726	631,438	27,407	22,852	103	45	203,531	208,471
Change in unrealized gain (loss) on investments	158,087	2,626,892	10,645	90,271	1,668	4,956	29,045	356,902
Reinvested capital gains	1,025,922	194,451	31,124	7,087	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,261,336	3,467,746	66,149	117,175	1,505	4,804	241,827	576,689

Equity transactions:
Purchase payments received from contract owners (note 3)	344,450	630,750	1	-	(4)	(8)	30,804	59,917
Transfers between subaccounts (including fixed account), net (note 3)	1,985,550	1,496,368	24,568	(46,598)	4	(9)	(22,727)	745
Redemptions (note 2)	(1,949,694)	(1,551,284)	(9,636)	(12,518)	(7)	8	(330,517)	(447,556)
Annuity benefits	-	-	(25,173)	(28,328)	-	-	-	-
Contract maintenance charges (note 2)	(374)	(357)	-	-	-	7	-	-
Contingent deferred sales charges (note 2)	(2,467)	(1,206)	-	-	7	1	(777)	(2,621)
Adjustments to maintain reserves	(271)	(338)	3	1,173	1	3	190	(244)

Net equity transactions	377,194	573,933	(10,237)	(86,271)	1	2	(323,027)	(389,759)

Net change in contract owners’ equity	2,638,530	4,041,679	55,912	30,904	1,506	4,806	(81,200)	186,930
Contract owners’ equity beginning of period	15,722,506	11,680,827	476,194	445,290	18,664	13,858	2,257,264	2,070,334

Contract owners’ equity end of period	$18,361,036	15,722,506	532,106	476,194	20,170	18,664	2,176,064	2,257,264

CHANGES IN UNITS:
Beginning units	892,688	851,917	23,740	28,445	1,197	1,197	77,138	92,264
Units purchased	273,886	264,824	1,836	525	6	-	3,777	8,524
Units redeemed	(262,608)	(224,053)	(2,303)	(5,230)	(6)	-	(14,500)	(23,650)

Ending units	903,966	892,688	23,273	23,740	1,197	1,197	66,415	77,138

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		DVSCS		DCAP		DCAPS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,313)	-	(147,040)	(11,673)	457,349	551,280	(3,756)	(2,610)
Realized gain (loss) on investments	4,764	-	2,700,622	2,161,139	4,306,380	822,927	108,656	72,661
Change in unrealized gain (loss) on investments	16,753	-	(3,183,024)	6,411,883	(2,353,440)	10,499,289	(74,700)	126,905
Reinvested capital gains	-	-	1,566,948	367,633	1,733,148	158,836	30,415	2,908

Net increase (decrease) in contract owners’ equity resulting from operations	19,204	-	937,506	8,928,982	4,143,437	12,032,332	60,615	199,864

Equity transactions:
Purchase payments received from contract owners (note 3)	4	-	264,455	394,100	788,549	979,213	3,204	39
Transfers between subaccounts (including fixed account), net (note 3)	614,696	-	(2,628,436)	1,161,326	(4,068,030)	(3,768,177)	(84,700)	(17,588)
Redemptions (note 2)	(9,740)	-	(2,595,011)	(3,956,872)	(7,128,971)	(7,980,505)	(97,815)	(227,984)
Annuity benefits	-	-	(42,117)	(47,568)	(46,754)	(45,932)	-	-
Contract maintenance charges (note 2)	-	-	(1,051)	(1,260)	(1,023)	(1,162)	-	-
Contingent deferred sales charges (note 2)	(56)	-	(3,978)	(3,505)	(4,933)	(7,957)	-	-
Adjustments to maintain reserves	(18)	-	(3,167)	(425)	(618)	(11,037)	(42)	(16)

Net equity transactions	604,886	-	(5,009,305)	(2,454,204)	(10,461,780)	(10,835,557)	(179,353)	(245,549)

Net change in contract owners’ equity	624,090	-	(4,071,799)	6,474,778	(6,318,343)	1,196,775	(118,738)	(45,685)
Contract owners’ equity beginning of period	-	-	30,891,290	24,416,512	67,090,496	65,893,721	1,134,640	1,180,325

Contract owners’ equity end of period	$624,090	-	26,819,491	30,891,290	60,772,153	67,090,496	1,015,902	1,134,640

CHANGES IN UNITS:
Beginning units	-	-	1,241,395	1,365,131	3,076,919	3,631,658	72,014	88,355
Units purchased	74,244	-	68,497	239,846	142,302	267,249	2,385	1,555
Units redeemed	(16,983)	-	(273,537)	(363,582)	(616,925)	(821,988)	(13,334)	(17,896)

Ending units	57,261	-	1,036,355	1,241,395	2,602,296	3,076,919	61,065	72,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSC		DVIV		FCA2S		FHIBS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(330)	(438)	50	740	(221)	(3,241)	77,925	102,786
Realized gain (loss) on investments	7,316	1,948	256	1,976	(1,256)	11,106	49,884	120,765
Change in unrealized gain (loss) on investments	(8,347)	11,119	(882)	7,999	(55,950)	25,776	(112,599)	(125,995)
Reinvested capital gains	-	-	-	-	50,071	6,689	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,361)	12,629	(576)	10,715	(7,356)	40,330	15,210	97,556

Equity transactions:
Purchase payments received from contract owners (note 3)	1,237	2,451	-	-	673	673	4,739	17,748
Transfers between subaccounts (including fixed account), net (note 3)	-	(1,115)	-	-	(2,400)	(48,759)	31,677	46,227
Redemptions (note 2)	(23,445)	(9,633)	(3,493)	(60,472)	(32,882)	(50,863)	(266,193)	(388,841)
Annuity benefits	-	-	-	-	-	-	(218)	(216)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(142)
Adjustments to maintain reserves	3	(26)	(3)	(25)	32	(45)	10	(17)

Net equity transactions	(22,205)	(8,323)	(3,496)	(60,497)	(34,577)	(98,994)	(229,985)	(325,241)

Net change in contract owners’ equity	(23,566)	4,306	(4,072)	(49,782)	(41,933)	(58,664)	(214,775)	(227,685)
Contract owners’ equity beginning of period	35,684	31,378	9,342	59,124	266,679	325,343	1,953,364	2,181,049

Contract owners’ equity end of period	$12,118	35,684	5,270	9,342	224,746	266,679	1,738,589	1,953,364

CHANGES IN UNITS:
Beginning units	2,139	2,740	536	4,058	21,807	30,241	97,338	113,545
Units purchased	74	248	-	-	136	230	4,406	4,742
Units redeemed	(1,516)	(849)	(194)	(3,522)	(2,929)	(8,664)	(15,581)	(20,949)

Ending units	697	2,139	342	536	19,014	21,807	86,163	97,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQB		FQBS		FVSS2		FCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,336,354	3,146,696	59,925	84,115	(5,935)	(8,325)	(36,604)	(18,873)
Realized gain (loss) on investments	518,296	750,176	86,115	20,755	147,948	48,480	183,976	(64,998)
Change in unrealized gain (loss) on investments	(499,638)	(4,078,399)	(85,178)	(148,491)	(119,572)	126,598	998,788	3,496,168
Reinvested capital gains	-	-	-	-	-	-	284,498	3,722

Net increase (decrease) in contract owners’ equity resulting from operations	2,355,012	(181,527)	60,862	(43,621)	22,441	166,753	1,430,658	3,416,019

Equity transactions:
Purchase payments received from contract owners (note 3)	620,709	846,957	47,927	19,698	3,972	5,625	265,784	251,923
Transfers between subaccounts (including fixed account), net (note 3)	(591,182)	(1,913,984)	20,903	89,826	(193,977)	7,148	(243,872)	15,492
Redemptions (note 2)	(11,633,180)	(14,245,846)	(649,231)	(472,591)	(63,271)	(156,730)	(1,143,921)	(1,407,062)
Annuity benefits	(66,788)	(68,004)	(975)	(703)	-	-	-	-
Contract maintenance charges (note 2)	(920)	(1,039)	-	-	-	-	(15)	(17)
Contingent deferred sales charges (note 2)	(5,890)	(7,694)	-	-	-	-	(9,473)	(10,969)
Adjustments to maintain reserves	255	(5,096)	54	110	(78)	4	17	(189)

Net equity transactions	(11,676,996)	(15,394,706)	(581,322)	(363,660)	(253,354)	(143,953)	(1,131,480)	(1,150,822)

Net change in contract owners’ equity	(9,321,984)	(15,576,233)	(520,460)	(407,281)	(230,913)	22,800	299,178	2,265,197
Contract owners’ equity beginning of period	90,474,543	106,050,776	3,621,041	4,028,322	679,463	656,663	14,248,324	11,983,127

Contract owners’ equity end of period	$81,152,559	90,474,543	3,100,581	3,621,041	448,550	679,463	14,547,502	14,248,324

CHANGES IN UNITS:
Beginning units	4,981,035	5,823,950	259,067	284,778	34,351	42,219	465,436	507,700
Units purchased	281,609	293,737	7,501	9,808	1,494	1,298	15,706	18,424
Units redeemed	(908,519)	(1,136,652)	(48,419)	(35,519)	(14,066)	(9,166)	(51,499)	(60,688)

Ending units	4,354,125	4,981,035	218,149	259,067	21,779	34,351	429,643	465,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FNRS2		FEIS		FEI2		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(95,419)	(78,638)	3,453,444	2,698,257	34,456	17,754	33,423	47,302
Realized gain (loss) on investments	966,333	1,151,279	(1,775,773)	(2,272,279)	(47,059)	(134,661)	320,017	422,945
Change in unrealized gain (loss) on investments	(3,343,099)	2,333,300	11,448,702	37,959,562	256,260	921,419	(199,002)	626,671
Reinvested capital gains	187,960	101,607	3,077,469	14,488,748	67,598	322,198	161,276	125,669

Net increase (decrease) in contract owners’ equity resulting from operations	(2,284,225)	3,507,548	16,203,842	52,874,288	311,255	1,126,710	315,714	1,222,587

Equity transactions:
Purchase payments received from contract owners (note 3)	736,846	486,855	2,859,636	2,651,275	18,402	80,802	173,170	384,426
Transfers between subaccounts (including fixed account), net (note 3)	505,488	(1,110,736)	(4,868,960)	(4,241,996)	(99,426)	35,997	185,880	1,007,009
Redemptions (note 2)	(2,438,755)	(2,362,015)	(26,060,065)	(31,157,774)	(570,595)	(864,791)	(1,741,287)	(2,017,407)
Annuity benefits	(28,254)	(26,103)	(185,291)	(169,367)	(320)	-	(5,279)	(5,040)
Contract maintenance charges (note 2)	(821)	(896)	(2,975)	(3,522)	-	-	(75)	(82)
Contingent deferred sales charges (note 2)	(2,180)	(4,009)	(11,552)	(23,578)	-	(114)	(1,408)	(5,597)
Adjustments to maintain reserves	(1,388)	(317)	3,738	7,372	(113)	(96)	41	(191)

Net equity transactions	(1,229,064)	(3,017,221)	(28,265,469)	(32,937,590)	(652,052)	(748,202)	(1,388,958)	(636,882)

Net change in contract owners’ equity	(3,513,289)	490,327	(12,061,627)	19,936,698	(340,797)	378,508	(1,073,244)	585,705
Contract owners’ equity beginning of period	17,162,366	16,672,039	231,336,934	211,400,236	5,053,731	4,675,223	10,659,458	10,073,753

Contract owners’ equity end of period	$13,649,077	17,162,366	219,275,307	231,336,934	4,712,934	5,053,731	9,586,214	10,659,458

CHANGES IN UNITS:
Beginning units	1,355,265	1,612,415	10,635,351	12,322,376	317,752	368,868	760,965	805,672
Units purchased	457,058	225,817	357,341	517,529	3,293	17,206	77,215	169,376
Units redeemed	(560,680)	(482,967)	(1,615,266)	(2,204,554)	(43,166)	(68,322)	(174,352)	(214,083)

Ending units	1,251,643	1,355,265	9,377,426	10,635,351	277,879	317,752	663,828	760,965

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S2		FF20S		FF20S2		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(417)	(358)	59,416	77,706	(726)	(521)	32,984	46,658
Realized gain (loss) on investments	3,515	2,532	657,397	643,751	2,851	549	351,174	272,203
Change in unrealized gain (loss) on investments	(2,829)	3,685	(514,119)	630,875	(971)	15,808	(271,225)	889,337
Reinvested capital gains	958	743	224,025	151,323	2,527	1,909	157,574	104,570

Net increase (decrease) in contract owners’ equity resulting from operations	1,227	6,602	426,719	1,503,655	3,681	17,745	270,507	1,312,768

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(8)	437,017	642,665	-	-	330,447	365,046
Transfers between subaccounts (including fixed account), net (note 3)	-	1,039	1,451,863	1,878,292	-	-	180,075	674,212
Redemptions (note 2)	(5,076)	(1,116)	(2,066,814)	(1,801,036)	(1,647)	(1,717)	(785,462)	(821,871)
Annuity benefits	(6,185)	(6,122)	-	-	(9,325)	(8,873)	-	-
Contract maintenance charges (note 2)	9	-	(805)	(963)	-	-	(1,444)	(1,481)
Contingent deferred sales charges (note 2)	(81)	-	(3,579)	(4,074)	-	-	(2,714)	(6,297)
Adjustments to maintain reserves	101	2,076	(2,488)	(184)	1	-	(256)	(172)

Net equity transactions	(11,232)	(4,131)	(184,806)	714,700	(10,971)	(10,590)	(279,354)	209,437

Net change in contract owners’ equity	(10,005)	2,471	241,913	2,218,355	(7,290)	7,155	(8,847)	1,522,205
Contract owners’ equity beginning of period	64,626	62,155	12,324,633	10,106,278	144,332	137,177	8,172,824	6,650,619

Contract owners’ equity end of period	$54,621	64,626	12,566,546	12,324,633	137,042	144,332	8,163,977	8,172,824

CHANGES IN UNITS:
Beginning units	4,548	4,864	889,747	836,539	9,789	10,554	582,494	569,456
Units purchased	51	259	198,590	268,957	80	77	131,291	217,218
Units redeemed	(829)	(575)	(211,281)	(215,749)	(813)	(842)	(152,426)	(204,180)

Ending units	3,770	4,548	877,056	889,747	9,056	9,789	561,359	582,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF30S2		FGOS		FGS		FG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(863)	(301)	(10,830)	(9,917)	(1,797,534)	(1,446,470)	(47,872)	(43,200)
Realized gain (loss) on investments	7,238	12,244	143,623	135,776	13,945,847	10,041,943	259,627	110,933
Change in unrealized gain (loss) on investments	(2,639)	40,245	(25,967)	205,783	4,501,200	38,878,941	18,312	625,912
Reinvested capital gains	6,341	4,559	1,037	553	-	107,541	-	1,659

Net increase (decrease) in contract owners’ equity resulting from operations	10,077	56,747	107,863	332,195	16,649,513	47,581,955	230,067	695,304

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	17,074	15,590	1,952,750	1,972,589	79,331	9,100
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(113,214)	(8,657)	3,582,655	(1,901,725)	(14,044)	38,337
Redemptions (note 2)	(21,416)	(20,052)	(69,114)	(143,584)	(21,330,021)	(20,414,759)	(446,960)	(246,378)
Annuity benefits	(11,130)	(11,330)	-	-	(75,510)	(65,075)	(277)	-
Contract maintenance charges (note 2)	-	-	-	-	(5,644)	(6,142)	-	-
Contingent deferred sales charges (note 2)	-	-	(744)	(1,034)	(16,054)	(21,330)	-	(138)
Adjustments to maintain reserves	(1)	1,056	(130)	455	1,619	(4,653)	(104)	(82)

Net equity transactions	(32,547)	(30,326)	(166,128)	(137,230)	(15,890,205)	(20,441,095)	(382,054)	(199,161)

Net change in contract owners’ equity	(22,470)	26,421	(58,265)	194,965	759,308	27,140,860	(151,987)	496,143
Contract owners’ equity beginning of period	332,291	305,870	1,172,662	977,697	175,019,488	147,878,628	2,672,773	2,176,630

Contract owners’ equity end of period	$309,821	332,291	1,114,397	1,172,662	175,778,796	175,019,488	2,520,786	2,672,773

CHANGES IN UNITS:
Beginning units	21,000	23,093	73,114	83,048	8,522,611	9,695,757	174,860	189,748
Units purchased	204	183	4,533	8,549	959,942	411,907	13,833	8,998
Units redeemed	(2,202)	(2,276)	(14,962)	(18,483)	(1,685,737)	(1,585,053)	(38,256)	(23,886)

Ending units	19,002	21,000	62,685	73,114	7,796,816	8,522,611	150,437	174,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIS		FHISR		FIGBS		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,620,751	1,802,969	1,020,247	2,529,946	389,470	465,712	(337,135)	(256,586)
Realized gain (loss) on investments	(80,799)	(706,508)	146,216	1,418,908	(52,155)	953,071	2,224,589	3,966,221
Change in unrealized gain (loss) on investments	(1,444,257)	827,598	(650,123)	(1,379,847)	1,543,851	(3,560,836)	(1,085,184)	2,436,914
Reinvested capital gains	-	-	-	-	16,943	553,469	828,181	4,320,151

Net increase (decrease) in contract owners’ equity resulting from operations	95,695	1,924,059	516,340	2,569,007	1,898,109	(1,588,584)	1,630,451	10,466,700

Equity transactions:
Purchase payments received from contract owners (note 3)	73,112	105,863	917,195	879,965	421,328	639,195	645,538	827,904
Transfers between subaccounts (including fixed account), net (note 3)	(1,118,647)	(1,686,559)	(25,341,733)	(7,026,948)	165,718	(6,609,009)	(2,081,123)	(3,217,378)
Redemptions (note 2)	(3,711,688)	(5,680,861)	(3,561,969)	(7,566,503)	(5,707,190)	(7,802,415)	(3,737,003)	(5,256,110)
Annuity benefits	(24,729)	(21,911)	-	-	(72,659)	(82,573)	(491)	(422)
Contract maintenance charges (note 2)	(356)	(352)	(250)	(261)	(1,046)	(1,283)	(919)	(981)
Contingent deferred sales charges (note 2)	(1,269)	(3,270)	(3,095)	(2,653)	(5,321)	(6,878)	(4,443)	(6,787)
Adjustments to maintain reserves	977	230	(454)	(400)	(1,870)	(364)	406	(507)

Net equity transactions	(4,782,600)	(7,286,860)	(27,990,306)	(13,716,800)	(5,201,040)	(13,863,327)	(5,178,035)	(7,654,281)

Net change in contract owners’ equity	(4,686,905)	(5,362,801)	(27,473,966)	(11,147,793)	(3,302,931)	(15,451,911)	(3,547,584)	2,812,419
Contract owners’ equity beginning of period	39,302,495	44,665,296	53,482,489	64,630,282	43,718,821	59,170,732	36,705,697	33,893,278

Contract owners’ equity end of period	$34,615,590	39,302,495	26,008,523	53,482,489	40,415,890	43,718,821	33,158,113	36,705,697

CHANGES IN UNITS:
Beginning units	2,423,871	2,889,322	3,786,746	4,789,971	3,020,099	3,975,975	2,291,393	2,847,168
Units purchased	7,613	12,279	436,697	2,393,328	343,072	347,172	255,909	340,269
Units redeemed	(296,712)	(477,730)	(2,384,680)	(3,396,553)	(695,498)	(1,303,048)	(576,695)	(896,044)

Ending units	2,134,772	2,423,871	1,838,763	3,786,746	2,667,673	3,020,099	1,970,607	2,291,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FMC2		FOS		FO2R		FOSR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(113,597)	(97,633)	15,336	25,808	(19,497)	(18,268)	8,266	34,929
Realized gain (loss) on investments	230,179	17,514	65,714	612,198	(8,365)	(196,854)	(493,030)	(1,774,263)
Change in unrealized gain (loss) on investments	(20,054)	1,065,445	(1,504,376)	3,212,031	(219,363)	848,679	(1,908,825)	8,136,706
Reinvested capital gains	148,339	785,983	3,926	56,022	672	9,597	6,658	95,206

Net increase (decrease) in contract owners’ equity resulting from operations	244,867	1,771,309	(1,419,400)	3,906,059	(246,553)	643,154	(2,386,931)	6,492,578

Equity transactions:
Purchase payments received from contract owners (note 3)	87,677	75,802	13,061	11,725	16,819	29,189	373,600	476,210
Transfers between subaccounts (including fixed account), net (note 3)	(46,893)	(305,082)	(562,043)	(550,556)	18,403	(67,464)	(866,116)	160,563
Redemptions (note 2)	(805,296)	(806,760)	(1,312,458)	(1,666,691)	(513,056)	(510,574)	(3,106,072)	(3,607,610)
Annuity benefits	(94,621)	(87,505)	(7,758)	(8,189)	(527)	(173)	(48,093)	(45,455)
Contract maintenance charges (note 2)	31	-	(76)	(101)	-	-	(690)	(788)
Contingent deferred sales charges (note 2)	-	(64)	(462)	(447)	-	-	(3,784)	(3,354)
Adjustments to maintain reserves	175	6,134	(1,745)	(8,294)	(45)	13	8	(348)

Net equity transactions	(858,927)	(1,117,475)	(1,871,481)	(2,222,553)	(478,406)	(549,009)	(3,651,147)	(3,020,782)

Net change in contract owners’ equity	(614,060)	653,834	(3,290,881)	1,683,506	(724,959)	94,145	(6,038,078)	3,471,796
Contract owners’ equity beginning of period	6,562,981	5,909,147	16,423,815	14,740,309	2,768,984	2,674,839	27,746,859	24,275,063

Contract owners’ equity end of period	$5,948,921	6,562,981	13,132,934	16,423,815	2,044,025	2,768,984	21,708,781	27,746,859

CHANGES IN UNITS:
Beginning units	185,686	225,619	847,048	979,779	160,369	197,646	1,432,190	1,616,873
Units purchased	8,047	4,553	3,487	6,410	6,416	3,051	125,473	179,466
Units redeemed	(34,085)	(44,486)	(105,424)	(139,141)	(36,022)	(40,328)	(323,132)	(364,149)

Ending units	159,648	185,686	745,111	847,048	130,763	160,369	1,234,531	1,432,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(39,566)	(42,886)	2,416,709	2,963,611	(1,201)	182	(68,975)	21,016
Realized gain (loss) on investments	1,909,394	1,436,260	2,138,423	1,634,511	37,047	40,996	1,032,681	817,425
Change in unrealized gain (loss) on investments	(1,194,380)	1,720,252	(2,600,761)	2,172,379	59	135,314	(2,055,205)	3,074,057
Reinvested capital gains	-	-	-	-	14,351	-	994,098	232,554

Net increase (decrease) in contract owners’ equity resulting from operations	675,448	3,113,626	1,954,371	6,770,501	50,256	176,492	(97,401)	4,145,052

Equity transactions:
Purchase payments received from contract owners (note 3)	74,143	392,143	1,151,448	2,583,568	-	(367)	272,101	645,113
Transfers between subaccounts (including fixed account), net (note 3)	(710,427)	(190,929)	4,492,626	3,341,539	(6,794)	52,299	(1,497,368)	(346,294)
Redemptions (note 2)	(1,366,578)	(2,187,367)	(6,454,523)	(6,164,192)	(29,941)	(57,978)	(1,680,954)	(1,731,544)
Annuity benefits	(14,045)	(14,118)	(62,625)	(61,277)	(58,321)	(61,953)	(27,902)	(28,319)
Contract maintenance charges (note 2)	(395)	(336)	(450)	(379)	-	-	(424)	(485)
Contingent deferred sales charges (note 2)	(1,240)	(2,395)	(3,948)	(3,385)	-	-	(1,214)	(3,246)
Adjustments to maintain reserves	(1,870)	(412)	(404)	(717)	2	1,179	(279)	345

Net equity transactions	(2,020,412)	(2,003,414)	(877,876)	(304,843)	(95,054)	(66,820)	(2,936,040)	(1,464,430)

Net change in contract owners’ equity	(1,344,964)	1,110,212	1,076,495	6,465,658	(44,798)	109,672	(3,033,441)	2,680,622
Contract owners’ equity beginning of period	12,814,988	11,704,776	60,570,180	54,104,522	786,584	676,912	15,162,766	12,482,144

Contract owners’ equity end of period	$11,470,024	12,814,988	61,646,675	60,570,180	741,786	786,584	12,129,325	15,162,766

CHANGES IN UNITS:
Beginning units	579,506	680,153	3,963,678	3,981,931	43,332	47,724	924,905	1,017,605
Units purchased	108,980	114,717	749,665	927,838	655	5,328	63,904	339,858
Units redeemed	(197,946)	(215,364)	(808,749)	(946,091)	(5,820)	(9,720)	(246,862)	(432,558)

Ending units	490,540	579,506	3,904,594	3,963,678	38,167	43,332	741,947	924,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$37,809	-	108,914	267	1,724,787	-	116,840	546,828
Realized gain (loss) on investments	17,252	-	(73,400)	(448)	(124,626)	-	(107,666)	5,065
Change in unrealized gain (loss) on investments	(336,344)	-	(1,251,657)	5,253	(1,527,397)	-	70,662	(486,192)
Reinvested capital gains	-	-	-	-	-	-	6,021	880,260

Net increase (decrease) in contract owners’ equity resulting from operations	(281,283)	-	(1,216,143)	5,072	72,764	-	85,857	945,961

Equity transactions:
Purchase payments received from contract owners (note 3)	12,004	-	295,874	-	315,664	-	604,074	703,656
Transfers between subaccounts (including fixed account), net (note 3)	5,169,505	-	9,106,855	-	40,336,631	-	1,787,537	1,654,280
Redemptions (note 2)	(491,995)	-	(444,238)	531	(3,355,550)	-	(797,661)	(822,947)
Annuity benefits	(11,607)	-	(11,030)	(2,731)	(15,721)	-	(2,809)	(2,589)
Contract maintenance charges (note 2)	(101)	-	(48)	-	(192)	-	(127)	(78)
Contingent deferred sales charges (note 2)	(181)	-	(134)	-	(1,918)	-	(688)	(282)
Adjustments to maintain reserves	(115)	-	(100)	-	(947)	-	(142)	(120)

Net equity transactions	4,677,510	-	8,947,179	(2,200)	37,277,967	-	1,590,184	1,531,920

Net change in contract owners’ equity	4,396,227	-	7,731,036	2,872	37,350,731	-	1,676,041	2,477,881
Contract owners’ equity beginning of period	-	-	27,781	24,909	-	-	6,061,407	3,583,526

Contract owners’ equity end of period	$4,396,227	-	7,758,817	27,781	37,350,731	-	7,737,448	6,061,407

CHANGES IN UNITS:
Beginning units	-	-	1,399	1,523	-	-	478,758	345,064
Units purchased	634,814	-	1,045,441	38	4,311,254	-	250,655	231,250
Units redeemed	(181,781)	-	(180,158)	(162)	(600,363)	-	(128,011)	(97,556)

Ending units	453,033	-	866,682	1,399	3,710,891	-	601,402	478,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMGP		AMCG		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$64,627	314,089	(2,971)	(1,856)	(4,719)	(4,857)	(445)	(267)
Realized gain (loss) on investments	(372,606)	(427,766)	3,059	3,197	35,210	15,629	1,102	5,043
Change in unrealized gain (loss) on investments	199,728	710	(21,086)	50,360	(126,998)	64,280	2,749	7,976
Reinvested capital gains	-	-	37,361	10,640	108,557	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,251)	(112,967)	16,363	62,341	12,050	75,052	3,406	12,752

Equity transactions:
Purchase payments received from contract owners (note 3)	345,191	317,934	3	26	(8)	(1)	(83)	79
Transfers between subaccounts (including fixed account), net (note 3)	(4,303,774)	10,172,417	(2,584)	(3,005)	(5,773)	(6,487)	(2,176)	703
Redemptions (note 2)	(3,249,707)	(4,521,378)	-	(1,419)	(94,753)	(18,606)	(700)	(23,196)
Annuity benefits	(21,657)	(33,076)	-	-	(1,029)	(925)	-	-
Contract maintenance charges (note 2)	(353)	(417)	(9)	(17)	(33)	(33)	(8)	(12)
Contingent deferred sales charges (note 2)	(734)	(1,845)	-	-	3	1	-	-
Adjustments to maintain reserves	(259)	(354)	(16)	(3)	228	216	(38)	7

Net equity transactions	(7,231,293)	5,933,281	(2,606)	(4,418)	(101,365)	(25,835)	(3,005)	(22,419)

Net change in contract owners’ equity	(7,339,544)	5,820,314	13,757	57,923	(89,315)	49,217	401	(9,667)
Contract owners’ equity beginning of period	26,219,083	20,398,769	231,416	173,493	306,437	257,220	46,229	55,896

Contract owners’ equity end of period	$18,879,539	26,219,083	245,173	231,416	217,122	306,437	46,630	46,229

CHANGES IN UNITS:
Beginning units	2,364,681	1,803,378	12,897	13,209	13,643	14,902	2,653	4,405
Units purchased	289,877	1,664,304	3	2	18	5	13	117
Units redeemed	(951,563)	(1,103,001)	(156)	(314)	(4,876)	(1,264)	(164)	(1,869)

Ending units	1,702,995	2,364,681	12,744	12,897	8,785	13,643	2,502	2,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVIGS		OVGR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(22,475)	(18,740)	(77,938)	(36,507)	(1,064)	-	(22,328)	(3,982)
Realized gain (loss) on investments	340,163	75,745	729,024	397,245	(228)	-	136,818	72,661
Change in unrealized gain (loss) on investments	(511,271)	440,541	251,606	2,570,557	(18,781)	-	250,558	694,863
Reinvested capital gains	125,053	-	-	-	2,610	-	81,146	-

Net increase (decrease) in contract owners’ equity resulting from operations	(68,530)	497,546	902,692	2,931,295	(17,463)	-	446,194	763,542

Equity transactions:
Purchase payments received from contract owners (note 3)	70,530	16,141	76,379	167,253	5,106	-	55,931	70,093
Transfers between subaccounts (including fixed account), net (note 3)	61,774	287,496	(803,469)	1,225,765	505,899	-	(44,502)	(56,658)
Redemptions (note 2)	(322,620)	(100,682)	(645,483)	(704,792)	(424)	-	(299,386)	(243,076)
Annuity benefits	(2,184)	(2,031)	(4,571)	(4,105)	-	-	-	-
Contract maintenance charges (note 2)	(14)	(13)	(199)	(224)	-	-	-	1
Contingent deferred sales charges (note 2)	-	(56)	(338)	(643)	-	-	(1,978)	(1,855)
Adjustments to maintain reserves	(109)	(186)	(152)	(231)	(24)	-	353	(717)

Net equity transactions	(192,623)	200,669	(1,377,833)	683,023	510,557	-	(289,582)	(232,212)

Net change in contract owners’ equity	(261,153)	698,215	(475,141)	3,614,318	493,094	-	156,612	531,330
Contract owners’ equity beginning of period	1,737,618	1,039,403	11,318,801	7,704,483	-	-	3,327,091	2,795,761

Contract owners’ equity end of period	$1,476,465	1,737,618	10,843,660	11,318,801	493,094	-	3,483,703	3,327,091

CHANGES IN UNITS:
Beginning units	124,086	102,750	582,312	537,817	-	-	145,166	156,559
Units purchased	110,692	62,819	33,932	151,978	55,106	-	4,116	6,025
Units redeemed	(132,912)	(41,483)	(106,644)	(107,483)	(557)	-	(16,226)	(17,418)

Ending units	101,866	124,086	509,600	582,312	54,549	-	133,056	145,166

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGSS		OVGI		OVGIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$246,353	106,760	(13,319)	(9,845)	(277,980)	29,008	(29,981)	(22,811)
Realized gain (loss) on investments	2,805,807	1,137,024	44,154	23,764	6,118,417	8,882,240	115,560	117,620
Change in unrealized gain (loss) on investments	(7,114,580)	9,755,721	(89,105)	312,060	1,183,607	16,708,450	73,617	555,850
Reinvested capital gains	5,725,545	-	65,235	-	2,026,398	-	52,018	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,663,125	10,999,505	6,965	325,979	9,050,442	25,619,698	211,214	650,659

Equity transactions:
Purchase payments received from contract owners (note 3)	818,733	40,401	-	-	1,025,059	1,271,430	43,373	8,108
Transfers between subaccounts (including fixed account), net (note 3)	78,182,131	(1,472,387)	(3,475)	-	(2,080,864)	(2,531,823)	(6,938)	(75,513)
Redemptions (note 2)	(12,002,324)	(5,984,352)	(244,879)	(223,405)	(11,688,021)	(13,229,460)	(302,343)	(355,365)
Annuity benefits	(65,403)	(35,724)	(3,911)	(3,572)	(55,036)	(49,159)	-	-
Contract maintenance charges (note 2)	(1,682)	(436)	-	-	(1,971)	(2,034)	-	-
Contingent deferred sales charges (note 2)	(6,587)	(2,284)	-	-	(11,219)	(14,609)	-	(19)
Adjustments to maintain reserves	10,688	(794)	(34)	(84)	(1,621)	(457)	(42)	(57)

Net equity transactions	66,935,556	(7,455,576)	(252,299)	(227,061)	(12,813,673)	(14,556,112)	(265,950)	(422,846)

Net change in contract owners’ equity	68,598,681	3,543,929	(245,334)	98,918	(3,763,231)	11,063,586	(54,736)	227,813
Contract owners’ equity beginning of period	49,694,522	46,150,593	1,527,176	1,428,258	102,715,982	91,652,396	2,676,545	2,448,732

Contract owners’ equity end of period	$118,293,203	49,694,522	1,281,842	1,527,176	98,952,751	102,715,982	2,621,809	2,676,545

CHANGES IN UNITS:
Beginning units	2,608,469	3,050,182	73,423	85,619	5,261,993	6,117,718	166,445	197,383
Units purchased	4,433,718	32,276	166	1	128,800	704,133	4,188	1,425
Units redeemed	(874,100)	(473,989)	(12,063)	(12,197)	(761,426)	(1,559,858)	(20,760)	(32,363)

Ending units	6,168,087	2,608,469	61,526	73,423	4,629,367	5,261,993	149,873	166,445

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSC		OVSCS		OVAG		OVSB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(22,425)	(27,510)	(1,065)	(998)	(652,414)	(636,008)	161,389	168,897
Realized gain (loss) on investments	315,082	3,930,184	5,402	12,309	4,684,749	7,131,365	(108,643)	(16,598)
Change in unrealized gain (loss) on investments	(813,854)	275,807	(11,984)	42,751	(1,588,935)	10,475,353	34,676	(249,380)
Reinvested capital gains	1,604,321	134,297	24,235	1,986	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,083,124	4,312,778	16,588	56,048	2,443,400	16,970,710	87,422	(97,081)

Equity transactions:
Purchase payments received from contract owners (note 3)	377,136	508,170	3	-	714,803	1,057,408	59,597	159,189
Transfers between subaccounts (including fixed account), net (note 3)	5,954	(4,628,088)	(112)	(6,011)	(990,426)	(1,626,986)	497,400	3,713,661
Redemptions (note 2)	(933,934)	(1,114,604)	(3,591)	(32,526)	(7,626,556)	(7,240,053)	(485,772)	(375,186)
Annuity benefits	(1,676)	(140)	(11,182)	(10,031)	(3,312)	(2,769)	-	-
Contract maintenance charges (note 2)	(181)	(182)	-	-	(2,777)	(3,156)	(30)	(23)
Contingent deferred sales charges (note 2)	(595)	(1,283)	-	-	(7,936)	(11,332)	(916)	(384)
Adjustments to maintain reserves	(340)	(318)	1	2	(531)	(567)	(104)	(117)

Net equity transactions	(553,636)	(5,236,445)	(14,881)	(48,566)	(7,916,735)	(7,827,455)	70,175	3,497,140

Net change in contract owners’ equity	529,488	(923,667)	1,707	7,482	(5,473,335)	9,143,255	157,597	3,400,059
Contract owners’ equity beginning of period	10,864,766	11,788,433	174,347	166,865	62,595,260	53,452,005	4,676,428	1,276,369

Contract owners’ equity end of period	$11,394,254	10,864,766	176,054	174,347	57,121,925	62,595,260	4,834,025	4,676,428

CHANGES IN UNITS:
Beginning units	693,994	1,043,075	7,696	10,228	3,051,357	3,506,895	466,186	125,636
Units purchased	251,673	874,046	103	93	260,388	564,348	167,410	517,062
Units redeemed	(289,188)	(1,223,127)	(751)	(2,625)	(650,864)	(1,019,886)	(159,471)	(176,512)

Ending units	656,479	693,994	7,048	7,696	2,660,881	3,051,357	474,125	466,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSBS		PMVAAD		PMVFAD		PMVLAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$62,452	93,955	241,384	196,531	40,375	32,680	(50,832)	82,658
Realized gain (loss) on investments	10,541	55,621	(23,114)	(26,737)	(230,691)	(192,017)	160,222	247,999
Change in unrealized gain (loss) on investments	(49,594)	(218,874)	(258,476)	(260,045)	154,451	(497,366)	(228,770)	(1,007,975)
Reinvested capital gains	-	-	-	-	12,054	51,633	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,399	(69,298)	(40,206)	(90,251)	(23,811)	(605,070)	(119,380)	(677,318)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,688	15,354	471,468	1,877,256	32,556	114,605	476,083	1,422,052
Transfers between subaccounts (including fixed account), net (note 3)	14,653	144,224	633,453	752,448	(680,222)	(1,108,779)	(2,018,621)	3,217,412
Redemptions (note 2)	(310,962)	(511,183)	(606,996)	(711,856)	(369,733)	(969,360)	(4,446,713)	(7,276,998)
Annuity benefits	(2,697)	(2,606)	-	-	-	-	(29,722)	(31,497)
Contract maintenance charges (note 2)	-	-	(54)	(40)	(31)	(32)	(276)	(271)
Contingent deferred sales charges (note 2)	-	(39)	(243)	(508)	(114)	(50)	(3,200)	(3,092)
Adjustments to maintain reserves	(43)	(46)	(128)	(139)	(85)	(47)	(960)	821

Net equity transactions	(294,361)	(354,296)	497,500	1,917,161	(1,017,629)	(1,963,663)	(6,023,409)	(2,671,573)

Net change in contract owners’ equity	(270,962)	(423,594)	457,294	1,826,910	(1,041,440)	(2,568,733)	(6,142,789)	(3,348,891)
Contract owners’ equity beginning of period	3,058,133	3,481,727	5,501,980	3,675,070	5,135,100	7,703,833	39,180,224	42,529,115

Contract owners’ equity end of period	$2,787,171	3,058,133	5,959,274	5,501,980	4,093,660	5,135,100	33,037,435	39,180,224

CHANGES IN UNITS:
Beginning units	178,348	199,380	522,258	345,476	423,279	586,111	3,315,426	3,531,011
Units purchased	3,204	12,751	179,554	479,809	56,120	92,092	706,869	1,519,915
Units redeemed	(20,131)	(33,783)	(132,502)	(303,027)	(139,026)	(254,924)	(1,216,654)	(1,735,500)

Ending units	161,421	178,348	569,310	522,258	340,373	423,279	2,805,641	3,315,426

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVRRA		PMVTRA		PMVTRD		PMVEBD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,753	5,270	16,216	23,508	149,393	180,517	5,140	-
Realized gain (loss) on investments	(14,704)	(12,831)	414	(1,276)	(157,929)	51,706	(15,781)	-
Change in unrealized gain (loss) on investments	31,323	(109,023)	31,521	(120,610)	504,032	(1,012,512)	(12,760)	-
Reinvested capital gains	-	7,737	-	15,024	-	152,985	5,298	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,372	(108,847)	48,151	(83,354)	495,496	(627,304)	(18,103)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,924	35,079	36,715	117,295	441,679	1,692,861	5,810	-
Transfers between subaccounts (including fixed account), net (note 3)	4,156	(57,440)	49,864	(859,043)	(2,512,698)	2,519,120	200,098	-
Redemptions (note 2)	(118,082)	(152,399)	(245,211)	(474,587)	(2,240,763)	(2,919,854)	(35,140)	-
Annuity benefits	-	-	-	-	(1,852)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(215)	(180)	-	-
Contingent deferred sales charges (note 2)	(552)	(665)	(438)	(1,139)	(2,427)	(1,866)	(49)	-
Adjustments to maintain reserves	129	147	113	380	(1,080)	734	(31)	-

Net equity transactions	(91,425)	(175,278)	(158,957)	(1,217,094)	(4,317,356)	1,290,815	170,688	-

Net change in contract owners’ equity	(72,053)	(284,125)	(110,806)	(1,300,448)	(3,821,860)	663,511	152,585	-
Contract owners’ equity beginning of period	917,457	1,201,582	1,546,318	2,846,766	17,516,266	16,852,755	-	-

Contract owners’ equity end of period	$845,404	917,457	1,435,512	1,546,318	13,694,406	17,516,266	152,585	-

CHANGES IN UNITS:
Beginning units	67,335	79,167	103,230	184,087	1,666,977	1,553,315	-	-
Units purchased	6,409	17,408	19,894	41,132	301,394	891,707	66,889	-
Units redeemed	(12,879)	(29,240)	(30,185)	(121,989)	(705,649)	(778,045)	(51,177)	-

Ending units	60,865	67,335	92,939	103,230	1,262,722	1,666,977	15,712	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVGIB		ACEG2		ACC2		ACEG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11	51	(41,454)	(31,456)	(42,234)	(24,074)	(401)	(361)
Realized gain (loss) on investments	43	(322)	628,390	276,390	402,412	188,821	10,552	743
Change in unrealized gain (loss) on investments	1,217	3,890	(426,426)	455,043	26,699	1,527,550	(7,732)	16,677
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,271	3,619	160,510	699,977	386,877	1,692,297	2,419	17,059

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	46,028	108,061	59,162	82,001	653	738
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(951,337)	754,767	(224,995)	(130,145)	(1,050)	185
Redemptions (note 2)	(1,185)	(1,039)	(295,101)	(312,203)	(1,295,878)	(1,014,912)	(34,943)	(3,697)
Annuity benefits	-	-	(716)	(1,197)	(7,342)	(6,105)	-	-
Contract maintenance charges (note 2)	-	-	(14)	(11)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(52)	(154)	(172)	(227)	(25)	-
Adjustments to maintain reserves	1	-	(144)	512	(567)	(84)	5	(34)

Net equity transactions	(1,184)	(1,039)	(1,201,336)	549,775	(1,469,792)	(1,069,472)	(35,360)	(2,808)

Net change in contract owners’ equity	87	2,580	(1,040,826)	1,249,752	(1,082,915)	622,825	(32,941)	14,251
Contract owners’ equity beginning of period	13,573	10,993	3,291,123	2,041,371	6,213,755	5,590,930	59,050	44,799

Contract owners’ equity end of period	$13,660	13,573	2,250,297	3,291,123	5,130,840	6,213,755	26,109	59,050

CHANGES IN UNITS:
Beginning units	808	877	228,562	188,672	343,323	412,036	4,408	4,630
Units purchased	14	13	104,506	115,962	4,831	14,582	48	168
Units redeemed	(78)	(82)	(190,235)	(76,072)	(83,436)	(83,295)	(2,639)	(390)

Ending units	744	808	142,833	228,562	264,718	343,323	1,817	4,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVGI		AVCE2		IVKEI1		IVHS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(319)	(62)	(7,764)	(4,092)	1,910	2,112	(4,043)	(980)
Realized gain (loss) on investments	14,505	5,315	66,686	61,512	1,708	25,980	20,597	21,546
Change in unrealized gain (loss) on investments	(11,529)	9,485	(26,555)	86,337	4,937	42,836	31,449	61,948
Reinvested capital gains	180	-	2,653	-	16,360	-	13,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,837	14,738	35,020	143,757	24,915	70,928	61,830	82,514

Equity transactions:
Purchase payments received from contract owners (note 3)	172	163	3,204	-	533	531	15,817	12,278
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(14,111)	5,031	35	174,588	83,231	77,434
Redemptions (note 2)	(42,395)	(20,286)	(87,716)	(116,210)	(4,060)	(161,752)	(29,574)	(32,780)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(61)	(119)
Adjustments to maintain reserves	1	(4)	(4)	(35)	(14)	(45)	(125)	(21)

Net equity transactions	(42,222)	(20,127)	(98,627)	(111,214)	(3,506)	13,322	69,288	56,792

Net change in contract owners’ equity	(39,385)	(5,389)	(63,607)	32,543	21,409	84,250	131,118	139,306
Contract owners’ equity beginning of period	59,276	64,665	616,753	584,210	325,654	241,404	315,457	176,151

Contract owners’ equity end of period	$19,891	59,276	553,146	616,753	347,063	325,654	446,575	315,457

CHANGES IN UNITS:
Beginning units	3,228	4,438	42,811	51,171	25,948	23,707	16,890	13,126
Units purchased	9	10	2,775	1,143	44	15,796	6,434	7,449
Units redeemed	(2,251)	(1,220)	(9,293)	(9,503)	(318)	(13,555)	(3,123)	(3,685)

Ending units	986	3,228	36,293	42,811	25,674	25,948	20,201	16,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVRE		VYDS		ROCMC		RVARS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,406	6,987	(9,319)	(18,558)	(6,763)	(5,064)	(4,271)	(1,350)
Realized gain (loss) on investments	8,828	26,007	55,881	(44,728)	49,208	132,883	120	176
Change in unrealized gain (loss) on investments	24,268	(29,046)	241,167	1,035,739	(117,198)	(11,308)	21,080	646
Reinvested capital gains	-	-	-	-	44,129	17,926	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,502	3,948	287,729	972,453	(30,624)	134,437	16,929	(528)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,244	17,149	62,196	6,081	12,493	22,651	11,604	75,559
Transfers between subaccounts (including fixed account), net (note 3)	5,790	(76,272)	(141,013)	(32,923)	(43,888)	(80,706)	294,256	183,137
Redemptions (note 2)	(25,154)	(51,645)	(665,863)	(344,318)	(84,433)	(164,803)	(20,539)	(25,760)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(133)	(164)	-	(58)	(367)	(597)	(124)	-
Adjustments to maintain reserves	19	58	(21)	(83)	112	(42)	(103)	(22)

Net equity transactions	(10,234)	(110,874)	(744,701)	(371,301)	(116,083)	(223,497)	285,094	232,914

Net change in contract owners’ equity	24,268	(106,926)	(456,972)	601,152	(146,707)	(89,060)	302,023	232,386
Contract owners’ equity beginning of period	271,759	378,685	3,768,623	3,167,471	706,555	795,615	232,386	-

Contract owners’ equity end of period	$296,027	271,759	3,311,651	3,768,623	559,848	706,555	534,409	232,386

CHANGES IN UNITS:
Beginning units	23,003	32,559	223,117	248,424	50,157	67,539	23,432	-
Units purchased	3,735	10,026	4,171	476	2,583	4,652	33,898	42,891
Units redeemed	(4,619)	(19,582)	(47,251)	(25,783)	(11,057)	(22,034)	(5,266)	(19,459)

Ending units	22,119	23,003	180,037	223,117	41,683	50,157	52,064	23,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLD		SBLJ		SBLN		SBLO
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,788)	(2,190)	(1,778)	(1,640)	(2,889)	(2,783)	(3,994)	(3,766)
Realized gain (loss) on investments	12,550	1,232	12,896	10,152	17,636	6,187	5,342	15,978
Change in unrealized gain (loss) on investments	(1,143)	33,087	6,895	28,155	(2,815)	25,766	20,642	79,092
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,619	32,129	18,013	36,667	11,932	29,170	21,990	91,304

Equity transactions:
Purchase payments received from contract owners (note 3)	6,014	6,021	3,517	3,738	2,185	4,377	2,504	3,324
Transfers between subaccounts (including fixed account), net (note 3)	31,794	17,338	(7,031)	7,792	25,764	74,476	743	(8,658)
Redemptions (note 2)	(17,734)	(1,061)	(10,546)	(18,176)	(27,686)	(14,093)	(14,820)	(10,383)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(15)	(15)	-	-
Contingent deferred sales charges (note 2)	(79)	(55)	(71)	(48)	(80)	(28)	(88)	(34)
Adjustments to maintain reserves	(21)	(1)	(34)	(32)	56	(22)	(116)	(126)

Net equity transactions	19,974	22,242	(14,165)	(6,726)	224	64,695	(11,777)	(15,877)

Net change in contract owners’ equity	28,593	54,371	3,848	29,941	12,156	93,865	10,213	75,427
Contract owners’ equity beginning of period	225,180	170,809	158,422	128,481	279,378	185,513	353,805	278,378

Contract owners’ equity end of period	$253,773	225,180	162,270	158,422	291,534	279,378	364,018	353,805

CHANGES IN UNITS:
Beginning units	19,296	17,262	11,982	12,558	19,651	14,756	23,292	24,139
Units purchased	3,641	2,264	1,471	1,750	6,578	7,061	291	3,543
Units redeemed	(1,987)	(230)	(2,472)	(2,326)	(6,800)	(2,166)	(1,057)	(4,390)

Ending units	20,950	19,296	10,981	11,982	19,429	19,651	22,526	23,292

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLP		SBLQ		SBLV		SBLX
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,148)	(4,236)	(9,552)	(10,599)	(23,275)	(25,899)	(2,201)	(1,607)
Realized gain (loss) on investments	16,503	45,420	75,940	115,668	242,666	324,944	21,446	842
Change in unrealized gain (loss) on investments	(9,187)	(19,230)	(89,416)	173,189	(226,083)	332,409	(7,571)	48,552
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,168	21,954	(23,028)	278,258	(6,692)	631,454	11,674	47,787

Equity transactions:
Purchase payments received from contract owners (note 3)	7,026	9,877	15,422	26,068	56,083	63,154	2,855	2,021
Transfers between subaccounts (including fixed account), net (note 3)	(6,870)	(168,784)	3,212	(39,083)	(91,092)	(248,508)	(1,621)	85,130
Redemptions (note 2)	(20,699)	(49,179)	(132,344)	(174,058)	(249,723)	(355,900)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(51)	(222)	(516)	(651)	(936)	(1,574)	(20)	(24)
Adjustments to maintain reserves	(35)	66	88	(352)	18	(70)	(1)	9

Net equity transactions	(20,629)	(208,242)	(114,138)	(188,076)	(285,650)	(542,898)	1,213	87,136

Net change in contract owners’ equity	(16,461)	(186,288)	(137,166)	90,182	(292,342)	88,556	12,887	134,923
Contract owners’ equity beginning of period	294,991	481,279	948,789	858,607	2,262,464	2,173,908	227,078	92,155

Contract owners’ equity end of period	$278,530	294,991	811,623	948,789	1,970,122	2,262,464	239,965	227,078

CHANGES IN UNITS:
Beginning units	17,128	29,664	47,503	58,150	127,816	161,868	15,693	8,905
Units purchased	4,461	6,062	7,326	11,097	8,818	15,824	4,476	6,956
Units redeemed	(5,629)	(18,598)	(13,168)	(21,744)	(25,073)	(49,876)	(4,757)	(168)

Ending units	15,960	17,128	41,661	47,503	111,561	127,816	15,412	15,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLY		TRHS2		VWHAS		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(414)	(353)	(536,795)	(386,737)	(59,085)	(20,997)	(145,835)	156,473
Realized gain (loss) on investments	4,710	516	5,800,632	4,756,167	77,817	(10,843)	538,515	1,942,458
Change in unrealized gain (loss) on investments	613	7,454	3,099,814	7,138,096	(1,257,235)	275,794	(3,705,511)	836,691
Reinvested capital gains	-	-	4,080,536	1,749,813	-	78,233	2,941,343	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,909	7,617	12,444,187	13,257,339	(1,238,503)	322,187	(371,488)	2,935,622

Equity transactions:
Purchase payments received from contract owners (note 3)	2,016	1,973	1,266,316	2,021,920	283,780	452,582	349,259	220,641
Transfers between subaccounts (including fixed account), net (note 3)	(12,641)	(532)	4,467,865	15,862,457	1,457,051	493,447	(1,229,714)	(4,074,620)
Redemptions (note 2)	-	-	(4,445,804)	(9,173,042)	(595,615)	(493,202)	(2,660,618)	(3,807,429)
Annuity benefits	-	-	(14,019)	(10,536)	(461)	(337)	(184)	(180)
Contract maintenance charges (note 2)	-	-	(635)	(372)	(104)	(91)	(277)	(320)
Contingent deferred sales charges (note 2)	-	-	(2,176)	(4,079)	(1,270)	(606)	(4,188)	(2,850)
Adjustments to maintain reserves	(16)	(7)	(391)	(358)	(2,952)	476,188	(180)	(398)

Net equity transactions	(10,641)	1,434	1,271,156	8,695,990	1,140,429	927,981	(3,545,902)	(7,665,156)

Net change in contract owners’ equity	(5,732)	9,051	13,715,343	21,953,329	(98,074)	1,250,168	(3,917,390)	(4,729,534)
Contract owners’ equity beginning of period	37,391	28,340	43,630,584	21,677,255	4,406,963	3,156,795	26,045,298	30,774,832

Contract owners’ equity end of period	$31,659	37,391	57,345,927	43,630,584	4,308,889	4,406,963	22,127,908	26,045,298

CHANGES IN UNITS:
Beginning units	2,998	2,881	1,957,164	1,447,320	418,215	327,050	703,220	905,469
Units purchased	283	1,025	865,545	1,454,308	426,564	376,345	99,338	123,264
Units redeemed	(1,049)	(908)	(840,552)	(944,464)	(332,302)	(285,180)	(205,794)	(325,513)

Ending units	2,232	2,998	1,982,157	1,957,164	512,477	418,215	596,764	703,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(234,133)	(95,718)	(1,048,482)	301,217	(91,184)	161,796	1,789,703	1,994,216
Realized gain (loss) on investments	197,369	(227,569)	3,723,545	6,991,178	1,762,423	1,962,868	150,466	1,592,428
Change in unrealized gain (loss) on investments	(4,148,147)	2,103,275	(34,879,366)	29,950,156	(2,811,930)	3,573,471	(1,817,817)	(7,677,960)
Reinvested capital gains	-	603,793	21,525,900	-	4,285,522	4,029,241	1,999,026	1,379,661

Net increase (decrease) in contract owners’ equity resulting from operations	(4,184,911)	2,383,781	(10,678,403)	37,242,551	3,144,831	9,727,376	2,121,378	(2,711,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,971	44,454	2,082,876	3,179,888	903,772	672,028	813,114	588,700
Transfers between subaccounts (including fixed account), net (note 3)	(2,432,363)	(5,132,990)	(5,921,602)	(2,516,933)	2,011,073	2,419,136	(813,610)	(6,423,787)
Redemptions (note 2)	(2,273,045)	(3,942,615)	(22,337,762)	(26,553,009)	(5,903,835)	(7,234,827)	(8,564,765)	(14,304,526)
Annuity benefits	(9,515)	(8,315)	(33,999)	(35,990)	(10,565)	(10,290)	(8,660)	(9,865)
Contract maintenance charges (note 2)	(219)	(112)	(482)	(444)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,196)	(3,150)	(12,778)	(14,363)	(1,821)	(2,474)	(1,436)	(5,126)
Adjustments to maintain reserves	2,867	(2,693)	(348)	331	65	301	205	155

Net equity transactions	(4,692,500)	(9,045,421)	(26,224,095)	(25,940,520)	(3,001,311)	(4,156,126)	(8,575,152)	(20,154,449)

Net change in contract owners’ equity	(8,877,411)	(6,661,640)	(36,902,498)	11,302,031	143,520	5,571,250	(6,453,774)	(22,866,104)
Contract owners’ equity beginning of period	25,500,430	32,162,070	182,648,683	171,346,652	51,097,735	45,526,485	69,856,513	92,722,617

Contract owners’ equity end of period	$16,623,019	25,500,430	145,746,185	182,648,683	51,241,255	51,097,735	63,402,739	69,856,513

CHANGES IN UNITS:
Beginning units	656,630	900,815	5,765,187	6,695,505	2,598,391	2,832,072	4,392,785	5,653,755
Units purchased	1,271	3,481	264,254	513,540	270,228	311,690	300,990	451,767
Units redeemed	(125,631)	(247,666)	(1,119,693)	(1,443,858)	(420,972)	(545,371)	(829,308)	(1,712,737)

Ending units	532,270	656,630	4,909,748	5,765,187	2,447,647	2,598,391	3,864,467	4,392,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRDIV		WRENG		WRGBP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(709,863)	(631,360)	7,977	81,888	(77,915)	(72,057)	48,278	(35,074)
Realized gain (loss) on investments	5,823,507	6,479,325	407,868	322,103	510,057	837,540	28,414	12,753
Change in unrealized gain (loss) on investments	(11,823,796)	16,243,237	(343,860)	3,310,088	(1,405,981)	695,989	(129,645)	44,584
Reinvested capital gains	16,075,448	8,934,536	1,285,513	358,298	220,856	21,800	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,365,296	31,025,738	1,357,498	4,072,377	(752,983)	1,483,272	(52,953)	22,263

Equity transactions:
Purchase payments received from contract owners (note 3)	1,556,141	1,037,496	87,100	188,016	65,017	126,353	32,877	67,499
Transfers between subaccounts (including fixed account), net (note 3)	(1,039,537)	84,140	(331,964)	(587,476)	823,227	(450,327)	1,127,262	1,688,804
Redemptions (note 2)	(15,629,679)	(17,412,383)	(2,295,396)	(2,211,330)	(1,131,504)	(1,023,408)	(334,632)	(607,387)
Annuity benefits	(12,857)	(12,454)	(620)	(547)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,789)	(7,017)	(2,743)	(1,025)	(1,774)	(700)	(69)	-
Adjustments to maintain reserves	374	385	5	31	(54)	(96)	(32)	(51)

Net equity transactions	(15,130,347)	(16,309,833)	(2,543,618)	(2,612,331)	(245,088)	(1,348,178)	825,406	1,148,865

Net change in contract owners’ equity	(5,765,051)	14,715,905	(1,186,120)	1,460,046	(998,071)	135,094	772,453	1,171,128
Contract owners’ equity beginning of period	118,913,991	104,198,086	17,280,668	15,820,622	6,583,998	6,448,904	3,851,854	2,680,726

Contract owners’ equity end of period	$113,148,940	118,913,991	16,094,548	17,280,668	5,585,927	6,583,998	4,624,307	3,851,854

CHANGES IN UNITS:
Beginning units	6,849,960	7,924,937	932,175	1,093,997	469,042	580,041	368,482	258,003
Units purchased	305,965	431,845	65,561	94,661	119,335	100,019	148,880	201,271
Units redeemed	(1,150,586)	(1,506,822)	(199,188)	(256,483)	(138,587)	(211,018)	(70,834)	(90,792)

Ending units	6,005,339	6,849,960	798,548	932,175	449,790	469,042	446,528	368,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRGNR		WRGP		WRHIP		WRIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(137,805)	(167,995)	(785,192)	(736,860)	3,394,577	3,293,489	278,606	(61,494)
Realized gain (loss) on investments	852,307	2,222,315	6,138,572	7,284,206	6,506,002	2,286,006	(510,668)	668,471
Change in unrealized gain (loss) on investments	(2,204,441)	(1,072,903)	(14,381,211)	17,647,588	(9,644,270)	2,031,391	(2,136,452)	3,597,753
Reinvested capital gains	-	-	20,154,960	8,346,850	660,509	-	2,373,312	564,558

Net increase (decrease) in contract owners’ equity resulting from operations	(1,489,939)	981,417	11,127,129	32,541,784	916,818	7,610,886	4,798	4,769,288

Equity transactions:
Purchase payments received from contract owners (note 3)	118,124	137,663	1,091,278	881,921	1,455,486	1,824,624	234,678	166,852
Transfers between subaccounts (including fixed account), net (note 3)	(380,934)	(2,518,137)	(2,129,373)	(3,160,818)	(868,951)	12,122,305	(165,253)	(345,570)
Redemptions (note 2)	(1,925,004)	(2,978,120)	(15,073,131)	(18,303,190)	(12,071,238)	(13,496,703)	(4,125,517)	(6,016,092)
Annuity benefits	(612)	(594)	(8,060)	(10,492)	(11,434)	(21,200)	(1,066)	(4,021)
Contract maintenance charges (note 2)	-	-	-	-	(124)	(102)	-	-
Contingent deferred sales charges (note 2)	(1,656)	(1,614)	(7,084)	(6,468)	(5,281)	(6,168)	(719)	(2,533)
Adjustments to maintain reserves	(99)	(85)	155	129	562	(4,427)	(64)	(21)

Net equity transactions	(2,190,181)	(5,360,887)	(16,126,215)	(20,598,918)	(11,500,980)	418,329	(4,057,941)	(6,201,385)

Net change in contract owners’ equity	(3,680,120)	(4,379,470)	(4,999,086)	11,942,866	(10,584,162)	8,029,215	(4,053,143)	(1,432,097)
Contract owners’ equity beginning of period	13,177,836	17,557,306	115,598,703	103,655,837	90,229,194	82,199,979	28,951,372	30,383,469

Contract owners’ equity end of period	$9,497,716	13,177,836	110,599,617	115,598,703	79,645,032	90,229,194	24,898,229	28,951,372

CHANGES IN UNITS:
Beginning units	965,476	1,371,424	7,313,103	8,850,476	3,444,773	3,437,628	1,937,503	2,396,608
Units purchased	68,430	61,017	235,330	236,116	657,244	1,045,726	66,016	132,951
Units redeemed	(225,072)	(466,965)	(1,223,240)	(1,773,489)	(1,082,696)	(1,038,581)	(333,809)	(592,056)

Ending units	808,834	965,476	6,325,193	7,313,103	3,019,321	3,444,773	1,669,710	1,937,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRI2P		WRLTBP		WRMIC		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$170,024	65,962	(31,722)	(58,877)	(51,040)	(48,810)	(186,544)	(177,407)
Realized gain (loss) on investments	423,074	(835,297)	(65,633)	(135,404)	555,012	667,266	1,102,531	2,170,982
Change in unrealized gain (loss) on investments	(1,458,622)	3,250,490	78,732	104,458	(1,340,492)	1,166,865	(867,135)	1,418,729
Reinvested capital gains	935,211	-	7,106	5,437	647,516	177,931	1,025,211	511,647

Net increase (decrease) in contract owners’ equity resulting from operations	69,687	2,481,155	(11,517)	(84,386)	(189,004)	1,963,252	1,074,063	3,923,951

Equity transactions:
Purchase payments received from contract owners (note 3)	156,797	137,375	55,000	36,813	11,752	12,066	489,841	625,225
Transfers between subaccounts (including fixed account), net (note 3)	302,930	(260,015)	540,683	2,354,774	(355,484)	329,348	536,688	920,961
Redemptions (note 2)	(1,580,276)	(2,163,582)	(588,764)	(2,176,107)	(718,391)	(781,350)	(2,284,319)	(2,890,547)
Annuity benefits	(1,255)	(7,448)	-	-	-	(4,353)	(1,062)	(261)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(40)	(21)
Contingent deferred sales charges (note 2)	(296)	(1,416)	-	(720)	(2,205)	(774)	(2,414)	(906)
Adjustments to maintain reserves	54	95	(66)	(25)	(74)	(45)	(121)	(570)

Net equity transactions	(1,122,046)	(2,294,991)	6,853	214,735	(1,064,402)	(445,108)	(1,261,427)	(1,346,119)

Net change in contract owners’ equity	(1,052,359)	186,164	(4,664)	130,349	(1,253,406)	1,518,144	(187,364)	2,577,832
Contract owners’ equity beginning of period	12,082,449	11,896,285	5,251,273	5,120,924	5,302,156	3,784,012	16,825,707	14,247,875

Contract owners’ equity end of period	$11,030,090	12,082,449	5,246,609	5,251,273	4,048,750	5,302,156	16,638,343	16,825,707

CHANGES IN UNITS:
Beginning units	641,781	780,139	515,731	494,224	214,062	237,238	734,887	799,639
Units purchased	64,919	70,197	125,270	413,779	17,349	40,175	97,368	249,385
Units redeemed	(123,147)	(208,555)	(125,319)	(392,272)	(63,201)	(63,351)	(151,571)	(314,137)

Ending units	583,553	641,781	515,682	515,731	168,210	214,062	680,684	734,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMMP		WRRESP		WRSTP		WRSCP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(170,141)	(183,089)	(5,584)	2,115	(862,683)	(806,619)	(536,775)	(552,994)
Realized gain (loss) on investments	-	-	502,765	265,574	3,922,285	3,669,486	1,213,750	2,239,499
Change in unrealized gain (loss) on investments	-	-	947,694	(235,956)	(8,068,684)	24,696,450	(6,477,064)	15,735,873
Reinvested capital gains	-	-	447,950	-	6,367,733	4,284,287	5,893,168	-

Net increase (decrease) in contract owners’ equity resulting from operations	(170,141)	(183,089)	1,892,825	31,733	1,358,651	31,843,604	93,079	17,422,378

Equity transactions:
Purchase payments received from contract owners (note 3)	6,172,830	4,654,709	74,046	127,907	839,491	1,192,542	487,937	442,075
Transfers between subaccounts (including fixed account), net (note 3)	6,147,330	11,741,480	364,969	115,937	(1,762,624)	(760,589)	(1,226,692)	(1,427,433)
Redemptions (note 2)	(14,137,605)	(19,054,770)	(796,516)	(1,462,872)	(10,556,409)	(13,142,104)	(6,309,731)	(9,323,287)
Annuity benefits	(8,304)	(12,455)	(2,204)	(5,983)	(2,867)	(2,346)	(1,239)	(1,103)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(702)	(1,754)	(239)	(1,014)	(5,763)	(5,302)	(3,522)	(4,330)
Adjustments to maintain reserves	(2,275)	839	26	(6)	879	844	27	(34)

Net equity transactions	(1,828,726)	(2,671,951)	(359,918)	(1,226,031)	(11,487,293)	(12,716,955)	(7,053,220)	(10,314,112)

Net change in contract owners’ equity	(1,998,867)	(2,855,040)	1,532,907	(1,194,298)	(10,128,642)	19,126,649	(6,960,141)	7,108,266
Contract owners’ equity beginning of period	16,618,508	19,473,548	6,800,604	7,994,902	83,445,689	64,319,040	53,393,528	46,285,262

Contract owners’ equity end of period	$14,619,641	16,618,508	8,333,511	6,800,604	73,317,047	83,445,689	46,433,387	53,393,528

CHANGES IN UNITS:
Beginning units	1,555,209	1,805,265	393,521	462,722	3,080,205	3,672,810	2,683,021	3,296,538
Units purchased	1,764,703	2,258,816	61,183	80,197	124,606	270,162	87,040	132,802
Units redeemed	(1,942,000)	(2,508,872)	(80,288)	(149,398)	(545,359)	(862,767)	(448,315)	(746,319)

Ending units	1,377,912	1,555,209	374,416	393,521	2,659,452	3,080,205	2,321,746	2,683,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSCV		WRVP		SVOF		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(68,359)	(18,529)	(24,990)	(157,560)	(3,567)	(3,310)	(91,187)	(88,745)
Realized gain (loss) on investments	781,833	599,663	1,423,774	1,008,493	18,005	13,709	462,946	1,281,500
Change in unrealized gain (loss) on investments	(1,371,001)	858,664	(3,406,715)	11,358,920	3,630	44,932	(1,529,111)	1,311,268
Reinvested capital gains	1,029,769	428,882	6,326,675	1,182,484	-	-	726,228	383,476

Net increase (decrease) in contract owners’ equity resulting from operations	372,242	1,868,680	4,318,744	13,392,337	18,068	55,331	(431,124)	2,887,499

Equity transactions:
Purchase payments received from contract owners (note 3)	4,607	29,616	329,593	301,389	37	1,220	349,769	400,230
Transfers between subaccounts (including fixed account), net (note 3)	(491,722)	35,437	(163,279)	(808,595)	(1,146)	(18,845)	(697,491)	1,679,454
Redemptions (note 2)	(978,499)	(810,434)	(6,186,645)	(7,439,586)	(40,606)	(14,774)	(752,869)	(691,934)
Annuity benefits	(474)	(8,733)	(9,146)	(11,503)	(2,867)	(2,517)	(4,111)	(4,355)
Contract maintenance charges (note 2)	-	-	-	-	(23)	(30)	(91)	(63)
Contingent deferred sales charges (note 2)	(2,818)	(487)	(2,235)	(2,564)	3	1	(1,136)	(398)
Adjustments to maintain reserves	(50)	96	(155)	(70)	781	972	(280)	(208)

Net equity transactions	(1,468,956)	(754,505)	(6,031,867)	(7,960,929)	(43,821)	(33,973)	(1,106,209)	1,382,726

Net change in contract owners’ equity	(1,096,714)	1,114,175	(1,713,123)	5,431,408	(25,753)	21,358	(1,537,333)	4,270,225
Contract owners’ equity beginning of period	7,123,457	6,009,282	48,400,040	42,968,632	227,582	206,224	9,320,032	5,049,807

Contract owners’ equity end of period	$6,026,743	7,123,457	46,686,917	48,400,040	201,829	227,582	7,782,699	9,320,032

CHANGES IN UNITS:
Beginning units	359,957	400,259	2,370,208	2,815,525	11,012	12,979	373,905	300,349
Units purchased	16,633	67,536	154,514	151,317	5	79	111,537	353,187
Units redeemed	(88,700)	(107,838)	(441,696)	(596,634)	(2,207)	(2,046)	(164,022)	(279,631)

Ending units	287,890	359,957	2,083,026	2,370,208	8,810	11,012	321,420	373,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS3		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(314,327)	171,308	(22,984)	46,029	(34,478)	97,806	(151,622)	1,682,241
Realized gain (loss) on investments	23,648,462	969,516	(159,030)	(492,106)	1,763,033	434,139	463,299	1,803,043
Change in unrealized gain (loss) on investments	(23,498,048)	16,982,687	(16,193)	240,650	(1,587,692)	1,135,698	(113,917)	(3,837,995)
Reinvested capital gains	-	-	-	-	-	-	-	577,350

Net increase (decrease) in contract owners’ equity resulting from operations	(163,913)	18,123,511	(198,207)	(205,427)	140,863	1,667,643	197,760	224,639

Equity transactions:
Purchase payments received from contract owners (note 3)	726,437	1,870,507	11,634	115,784	23,848	145,559	107,812	950,364
Transfers between subaccounts (including fixed account), net (note 3)	(81,961,590)	1,044,173	(5,418,059)	(3,119,879)	(9,521,223)	(547,703)	(41,746,990)	(1,830,539)
Redemptions (note 2)	(3,073,219)	(10,008,767)	(597,883)	(1,158,837)	(230,975)	(700,476)	(1,457,344)	(6,742,126)
Annuity benefits	(12,385)	(38,965)	(3,917)	(17,695)	(3,774)	(12,546)	(6,905)	(23,720)
Contract maintenance charges (note 2)	(985)	(2,544)	(94)	(198)	(51)	(127)	(160)	(427)
Contingent deferred sales charges (note 2)	(2,268)	(12,337)	(118)	(912)	(57)	(1,194)	(523)	(3,588)
Adjustments to maintain reserves	(18,071)	(1,310)	(342)	(268)	(423)	(186)	(159)	(364)

Net equity transactions	(84,342,081)	(7,149,243)	(6,008,779)	(4,182,005)	(9,732,655)	(1,116,673)	(43,104,269)	(7,650,400)

Net change in contract owners’ equity	(84,505,994)	10,974,268	(6,206,986)	(4,387,432)	(9,591,792)	550,970	(42,906,509)	(7,425,761)
Contract owners’ equity beginning of period	84,505,994	73,531,726	6,206,986	10,594,418	9,591,792	9,040,822	42,906,509	50,332,270

Contract owners’ equity end of period	$-	84,505,994	-	6,206,986	-	9,591,792	-	42,906,509

CHANGES IN UNITS:
Beginning units	2,825,641	3,103,349	521,050	878,045	698,073	799,025	2,377,530	2,803,406
Units purchased	54,282	286,476	102,237	136,789	97,490	184,741	44,319	337,046
Units redeemed	(2,879,923)	(564,184)	(623,287)	(493,784)	(795,563)	(285,693)	(2,421,849)	(762,922)

Ending units	-	2,825,641	-	521,050	-	698,073	-	2,377,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GEM6		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$518,981	1,502,422	23,647	(1,099)	(697)	(4,375)	327,875	(113,405)
Realized gain (loss) on investments	402,620	441,336	1,401,217	2,455,460	825	42,188	4,666,702	1,107,891
Change in unrealized gain (loss) on investments	(100,832)	(310,837)	(2,287,369)	(2,672,442)	(17,328)	(42,135)	(4,701,175)	1,952,461
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	820,769	1,632,921	(862,505)	(218,081)	(17,200)	(4,322)	293,402	2,946,947

Equity transactions:
Purchase payments received from contract owners (note 3)	186,319	541,936	91,369	684,325	20,000	-	77,840	268,611
Transfers between subaccounts (including fixed account), net (note 3)	(28,210,171)	(741,401)	(23,163,258)	(1,821,799)	(418,848)	(16,026)	(19,059,275)	(621,199)
Redemptions (note 2)	(1,134,108)	(4,206,788)	(761,440)	(2,835,789)	(7,648)	(105,742)	(718,424)	(2,323,807)
Annuity benefits	(8,700)	(26,310)	(5,228)	(17,823)	-	-	(1,183)	(3,525)
Contract maintenance charges (note 2)	(93)	(289)	(511)	(1,608)	-	-	(182)	(481)
Contingent deferred sales charges (note 2)	(917)	(3,650)	(517)	(4,215)	-	-	(705)	(1,894)
Adjustments to maintain reserves	(11,528)	(386)	(7,209)	2,435	(11)	(66)	(2,003)	2,510

Net equity transactions	(29,179,198)	(4,436,888)	(23,846,794)	(3,994,474)	(406,507)	(121,834)	(19,703,932)	(2,679,785)

Net change in contract owners’ equity	(28,358,429)	(2,803,967)	(24,709,299)	(4,212,555)	(423,707)	(126,156)	(19,410,530)	267,162
Contract owners’ equity beginning of period	28,358,429	31,162,396	24,709,299	28,921,854	423,707	549,863	19,410,530	19,143,368

Contract owners’ equity end of period	$-	28,358,429	-	24,709,299	-	423,707	-	19,410,530

CHANGES IN UNITS:
Beginning units	1,692,213	1,969,531	958,212	1,117,157	22,478	28,770	848,759	975,577
Units purchased	91,026	585,127	22,900	154,342	2,038	2,892	17,102	72,107
Units redeemed	(1,783,239)	(862,445)	(981,112)	(313,287)	(24,516)	(9,184)	(865,861)	(198,925)

Ending units	-	1,692,213	-	958,212	-	22,478	-	848,759

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3		GVDIV6		JAIGS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$388,414	61,651	184,716	96,403	8,596	3,105	-	-
Realized gain (loss) on investments	18,075,947	2,364,611	1,328,450	(55,037)	73,177	(12,894)	-	-
Change in unrealized gain (loss) on investments	(18,126,238)	6,638,618	(1,609,187)	1,637,052	(86,954)	92,577	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	338,123	9,064,880	(96,021)	1,678,418	(5,181)	82,788	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	192,792	397,156	49,743	134,306	-	-	-	136
Transfers between subaccounts (including fixed account), net (note 3)	(49,625,613)	(800,459)	(9,165,595)	(351,150)	(440,847)	(9,343)	-	(122)
Redemptions (note 2)	(2,257,783)	(6,721,247)	(306,023)	(1,237,758)	(22,427)	(54,936)	-	(14)
Annuity benefits	(2,511)	(7,146)	-	-	(2,294)	(9,647)	-	-
Contract maintenance charges (note 2)	(507)	(1,246)	(159)	(433)	-	-	-	-
Contingent deferred sales charges (note 2)	(940)	(6,593)	(297)	(747)	-	-	-	-
Adjustments to maintain reserves	(159)	(657)	(56)	(437)	(184)	(617)	-	(2,610)

Net equity transactions	(51,694,721)	(7,140,192)	(9,422,387)	(1,456,219)	(465,752)	(74,543)	-	(2,610)

Net change in contract owners’ equity	(51,356,598)	1,924,688	(9,518,408)	222,199	(470,933)	8,245	-	(2,610)
Contract owners’ equity beginning of period	51,356,598	49,431,910	9,518,408	9,296,209	470,933	462,688	-	2,610

Contract owners’ equity end of period	$-	51,356,598	-	9,518,408	-	470,933	-	-

CHANGES IN UNITS:
Beginning units	4,472,594	5,166,488	515,192	603,932	25,684	30,450	-	-
Units purchased	52,816	134,217	6,944	32,392	2,046	312	-	347
Units redeemed	(4,525,410)	(828,111)	(522,136)	(121,132)	(27,730)	(5,078)	-	(347)

Ending units	-	4,472,594	-	515,192	-	25,684	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	BBCMAG
	2014	2013
Investment activity:
Net investment income (loss)	$-	(1,547)
Realized gain (loss) on investments	-	55,425
Change in unrealized gain (loss) on investments	-	(39,205)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	14,673

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,973
Transfers between subaccounts (including fixed account), net (note 3)	-	(433,611)
Redemptions (note 2)	-	(20,383)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	3

Net equity transactions	-	(450,018)

Net change in contract owners’ equity	-	(435,345)
Contract owners’ equity beginning of period	-	435,345

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	37,711
Units purchased	-	323
Units redeemed	-	(38,034)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

STERLING CAPITAL FUNDS

Variable Insurance Funds - Equity Income VIF (BBGI)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Socially Responsible Growth Fund Inc - Service Shares (DSRGS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class R (FHISR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)*

VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charge - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%(11)	-	0.15%(11)	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.1%(19)	-	0.1%(18)	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)(15)	0.15%(5)(15)	-	-
One-Year Step Up	0.05%(6)(16)	0.10%(6)(16)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)(15)	0.20%(5)(15)	-	0.15%
5% Enhanced	0.10%(7)(17)	0.15%(7)(17)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%(12)	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.4%(13)	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.5%(14)	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit. Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(11) Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7.00%	6.00%	4.00%	2.00%	0%

(12) Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.

(13) The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.

(14) The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(15) This option may not be elected with another death benefit option.

(16) This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

(17) This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both optionsa re elected, the death benefit will be the greater of the two options.

(18) Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of: 15% of all purchase payments made to the contract or any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

(19) If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ALVDAB	BBGI	MLVGA3	DWVSVS	DSIF	DSRG	DSRGS

0.95%	$17,956,631	$275	$1,334	$95,236	$3,746	$1,039,726	$138,633	$-
1.00%	6,303,136	8	-	37,703	926	489,042	64,743	-
1.05%	1,290,135	338	1	7,834	-	105,168	16,007	-
1.10%	10,142,135	375	658	44,430	1,240	411,866	93,897	-
1.15%	4,947,881	491	1,325	38,754	714	211,786	27,958	-
1.20%	11,149,435	2,945	-	161,257	1,296	698,823	69,619	-
1.25%	2,096,579	-	-	11,562	223	104,951	12,623	-
1.30%	1,898,541	43	1,747	23,859	2,913	91,861	8,382	-
1.35%	2,414,470	1,839	150	25,328	-	143,273	12,171	-
1.40%	2,642,058	-	295	22,036	1,213	104,144	11,485	-
1.45%	396,761	-	3	3,769	-	17,781	1,071	-
1.50%	967,449	-	-	3,284	34	23,788	5,297	488
1.55%	703,759	-	24	4,621	263	11,857	1,727	-
1.60%	1,026,074	-	-	3,587	-	38,745	902	39
1.65%	1,070,431	-	-	9,985	75	26,042	2,269	180
1.70%	118,450	-	-	601	-	11,677	267	-
1.75%	590,206	-	-	286	4	11,880	2,755	-
1.80%	387,204	-	-	3,839	-	4,966	154	-
1.85%	140,722	-	-	252	912	2,900	123	-
1.90%	70,721	-	-	7,126	-	552	274	-
1.95%	348,901	-	-	955	1,554	762	-	11
2.00%	52,521	-	-	-	-	154	-	-
2.05%	228,447	-	-	33	-	1,184	367	-
2.10%	207,937	-	-	-	202	70	-	541
2.15%	51,792	-	-	-	-	61	-	-
2.20%	229,314	-	-	800	24	5,202	450	-
2.25%	617,639	-	-	-	-	16,194	-	-
2.35%	23,929	-	-	-	-	-	-	-
2.40%	1,359	-	-	-	-	-	-	-
2.45%	22,147	-	-	-	-	-	-	-
2.50%	14,347	-	-	-	-	-	-	-
2.60%	64,500	-	-	-	-	-	-	4

Totals	$68,175,611	$6,314	$5,537	$507,137	$15,339	$3,574,455	$471,174	$1,263

	ETVFR	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS

0.95%	$803	$339	$514	$6,484	$204	$4,915	$60,977	$-
1.00%	6,671	-	-	843	-	242	32,665	-
1.05%	-	-	-	-	-	88	4,400	-
1.10%	25,814	1,266	102	690	2,774	1,649	18,300	-
1.15%	198	-	172	-	919	275	13,617	-
1.20%	1,748	610	327	470	166	2,320	50,667	-
1.25%	1,143	142	-	22	-	1,266	5,062	1,049
1.30%	981	-	-	-	-	27	12,946	-
1.35%	2,392	154	-	52	19	62	9,296	-
1.40%	153	-	-	517	-	84	4,180	-
1.45%	-	-	-	107	-	-	399	-
1.50%	-	-	-	145	-	1,162	1,684	-
1.55%	13	-	-	1,464	-	35	2,878	-
1.60%	-	-	-	267	-	391	3,934	-
1.65%	-	-	-	-	-	1,285	6,740	-
1.70%	-	-	-	-	41	-	427	-
1.75%	-	-	-	11	11	100	11	-
1.80%	-	-	-	-	-	464	775	-
1.85%	-	-	-	-	-	-	1,614	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	513	3,281	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	1,310	13	-
2.10%	-	-	-	-	-	-	347	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	513	341	-
2.25%	-	-	-	-	-	323	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	79	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$39,916	$2,511	$1,115	$11,072	$4,134	$17,103	$234,554	$1,049

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	JACAS	JAGTS	JAIGS	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC

0.95%	$248,473	$86,950	$223,398	$1,211	$-	$-	$13,004	$149,415
1.00%	152,274	52,838	118,939	317	-	-	2,477	34,413
1.05%	22,602	8,425	20,420	-	-	-	264	7,552
1.10%	102,957	33,560	103,421	190	-	-	2,879	34,921
1.15%	44,833	18,043	48,968	94	-	-	2,889	21,892
1.20%	205,630	65,258	203,161	646	-	-	3,027	88,956
1.25%	33,761	15,220	28,084	95	2,352	-	69	8,524
1.30%	51,779	11,206	25,788	205	-	-	-	14,818
1.35%	41,155	22,748	29,712	15	-	-	430	13,003
1.40%	34,151	8,596	26,931	1,045	-	-	204	15,491
1.45%	5,427	1,329	4,803	-	-	-	245	1,462
1.50%	17,751	1,461	9,268	-	-	3,550	1,600	10,034
1.55%	9,467	780	4,022	498	-	-	1,331	1,275
1.60%	11,024	1,584	5,959	-	-	429	1,104	3,598
1.65%	17,314	2,006	8,257	-	-	2,900	755	9,099
1.70%	2,550	71	793	-	-	-	54	135
1.75%	2,926	1,151	6,738	-	-	1,503	217	4,737
1.80%	4,208	972	3,155	-	-	912	75	2,366
1.85%	510	393	747	-	-	-	145	284
1.90%	290	279	258	-	-	689	-	-
1.95%	1,793	17	492	-	-	4,081	2,412	3,294
2.00%	481	-	309	-	-	-	-	3,164
2.05%	1,534	314	614	-	-	4,118	3,868	4,828
2.10%	-	-	-	-	-	1,938	953	2,534
2.15%	-	-	25	-	-	-	-	4,412
2.20%	280	242	1,211	-	-	712	2,391	4,033
2.25%	8,675	-	-	-	51	-	-	7,500
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	16	65	120
2.50%	-	-	-	-	-	-	-	670
2.60%	-	-	-	-	-	694	-	191

	$1,021,845	$333,443	$875,473	$4,316	$2,403	$21,542	$40,458	$452,721

	MVIVSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMAA2	NAMGI2

0.95%	$51,391	$7,491	$-	$24,515	$-	$-	$217	$1
1.00%	14,987	5,367	-	9,403	-	-	27	145
1.05%	2,052	59	-	1,141	-	-	-	-
1.10%	10,711	2,375	-	7,236	-	-	-	36
1.15%	8,299	2,405	-	3,261	-	-	-	-
1.20%	35,676	4,811	-	12,802	12	493	-	30
1.25%	2,360	1,808	255	2,272	-	110	-	-
1.30%	7,646	871	-	1,695	-	-	-	-
1.35%	7,004	854	-	964	-	-	-	-
1.40%	6,261	1,262	-	2,313	-	-	-	19
1.45%	247	213	-	1,155	-	-	-	-
1.50%	1,922	718	496	173	-	38	-	-
1.55%	4,728	3,552	-	886	-	-	-	16
1.60%	2,154	145	-	7,960	45	11,848	-	-
1.65%	3,683	931	1,908	1,370	-	-	-	-
1.70%	1,061	769	-	22	-	-	-	-
1.75%	1,786	5,434	2,516	1,105	849	3,973	-	-
1.80%	200	-	-	446	-	-	-	-
1.85%	3,474	1,746	-	66	-	-	-	-
1.90%	414	-	-	11	-	-	-	-
1.95%	8,870	4,095	7,562	-	-	-	-	-
2.00%	-	-	-	191	-	-	-	-
2.05%	618	-	-	-	-	-	-	-
2.10%	1,410	411	-	-	-	-	-	-
2.15%	-	-	-	4	-	-	-	-
2.20%	1,778	24	401	-	-	-	-	-
2.25%	-	-	2,097	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	121	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	727	-	778	-	-	-	-	-

	$179,580	$45,341	$16,013	$78,991	$906	$16,462	$244	$247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$413,102	$-	$96,471	$43,114	$55,457	$134,591	$53,729	$125,352
1.00%	154,975	-	60,629	11,793	17,642	30,160	21,913	46,793
1.05%	24,564	-	13,479	3,900	5,797	7,247	5,577	13,951
1.10%	201,268	-	52,887	11,398	28,521	39,892	19,540	45,571
1.15%	105,474	-	32,975	7,690	20,558	29,620	16,669	25,150
1.20%	331,668	-	153,144	52,969	66,762	95,349	67,499	65,861
1.25%	60,137	-	20,708	4,515	10,664	16,941	7,853	18,007
1.30%	58,284	-	42,584	7,930	23,693	53,360	8,251	21,854
1.35%	69,003	-	21,047	7,816	10,893	15,870	5,148	22,250
1.40%	82,807	-	24,056	4,076	15,046	21,552	9,156	16,214
1.45%	9,371	-	4,315	-	75	1,734	264	1,989
1.50%	19,252	9,687	3,490	2,265	876	4,453	1,489	3,551
1.55%	8,313	-	4,873	317	2,409	1,358	1,368	3,207
1.60%	28,564	439	370	149	2,545	2,700	669	6,992
1.65%	19,539	3,939	13,289	730	1,426	10,051	1,341	6,193
1.70%	3,149	-	135	-	58	152	-	421
1.75%	9,375	1,809	167	376	1,808	4,102	-	6,806
1.80%	8,551	4,906	1,310	1,354	1,104	618	41	4,862
1.85%	3,288	-	980	64	105	417	-	267
1.90%	708	2,305	-	-	-	-	-	-
1.95%	688	4,435	233	-	35	482	-	65
2.00%	1,400	998	-	-	-	-	-	-
2.05%	4,239	5,528	535	-	-	1,040	-	1
2.10%	70	3,769	-	-	-	-	-	-
2.15%	12	1,696	-	-	-	-	-	-
2.20%	4,034	4,653	5,510	-	1	-	24	196
2.25%	9,598	-	39,815	5,772	-	14,561	17,690	-
2.35%	-	2,757	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	552	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	703	-	-	-	-	-	-

	$1,631,433	$48,176	$593,002	$166,228	$265,475	$486,250	$238,221	$435,553

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2

0.95%	$45,021	$-	$60,285	$-	$241,746	$22,419	$11,488	$30,350
1.00%	13,042	-	27,991	-	120,599	4,096	2,401	15,638
1.05%	2,417	-	6,374	-	32,668	644	-	3,261
1.10%	23,765	-	21,757	-	100,353	6,867	6,798	15,842
1.15%	19,809	-	9,552	-	40,849	4,782	1,583	3,519
1.20%	36,892	-	38,838	-	109,880	9,150	11,257	26,025
1.25%	5,784	-	5,707	797	18,931	2,503	1,803	8,188
1.30%	4,456	-	7,831	-	28,349	252	-	5,174
1.35%	12,336	-	7,915	-	29,917	3,213	1,816	4,049
1.40%	6,594	-	5,608	-	22,284	1,652	2	5,880
1.45%	488	-	702	-	3,670	90	-	492
1.50%	1,400	672	881	-	4,358	491	-	303
1.55%	1,714	-	1,683	-	6,693	519	207	1,151
1.60%	2,234	307	2,202	-	8,195	32	-	278
1.65%	939	621	1,219	-	4,369	753	759	-
1.70%	70	-	41	-	1,699	134	-	-
1.75%	2,247	473	1,521	-	441	168	830	-
1.80%	244	40	961	-	2,474	-	-	-
1.85%	278	-	472	-	627	-	-	-
1.90%	-	63	-	-	2,156	-	-	1,686
1.95%	540	532	57	-	-	-	-	-
2.00%	234	-	-	-	-	-	-	-
2.05%	226	635	643	-	1,692	-	-	-
2.10%	-	341	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	779	411	-	492	-	-	-
2.25%	-	-	-	-	612	1,104	64	4,482
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	198	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	149	-	-	-	-	-	-

	$180,730	$4,810	$202,651	$797	$783,054	$58,869	$39,008	$126,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$18,811	$17,656	$39,625	$20,415	$23,386	$19,621	$-	$17,604
1.00%	6,496	8,901	39,983	10,023	9,370	3,721	-	4,372
1.05%	1,845	786	963	-	3,466	1,143	-	2,068
1.10%	11,876	5,603	40,857	16,575	13,535	10,168	-	2,291
1.15%	1,381	1,249	17,826	4,147	7,639	4,539	-	3,567
1.20%	3,969	20,238	43,638	18,427	20,026	23,230	-	12,994
1.25%	6,019	10,181	16,455	8,973	3,122	1,380	-	2,569
1.30%	12,021	7,507	4,289	3,151	4,517	2,050	-	7,404
1.35%	6,427	7,232	17,294	2,781	4,649	5,015	-	1,255
1.40%	1,135	2,118	5,923	170	4,251	3,061	-	1,513
1.45%	-	43	1,312	-	-	331	-	-
1.50%	780	11,297	-	371	96	283	1,802	320
1.55%	281	3,900	502	-	-	187	-	-
1.60%	-	1,997	2,357	192	-	1,146	358	1,943
1.65%	-	1,337	3,983	-	-	620	454	41
1.70%	-	-	-	-	-	12	-	-
1.75%	-	-	-	-	-	18	331	-
1.80%	3,106	802	2,863	-	-	145	97	-
1.85%	-	-	-	-	1,205	-	-	-
1.90%	-	-	-	783	-	-	-	-
1.95%	-	-	-	-	-	9	1,515	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	6,339	-
2.10%	-	-	-	-	-	-	470	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	798	1
2.25%	3,843	6,487	26,219	28,216	1,198	1,961	-	2,133
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	531	-
2.50%	-	-	-	-	-	-	283	-
2.60%	-	-	-	-	-	-	-	-

	$77,990	$107,334	$264,089	$114,224	$96,460	$78,640	$12,978	$60,075

	TRF	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2

0.95%	$475,901	$-	$472,403	$-	$131,254	$21,839	$112,981	$20,224
1.00%	257,158	-	186,030	-	61,048	956	11,645	9,919
1.05%	42,143	-	40,369	-	18,894	617	8,587	2,859
1.10%	125,755	-	195,759	-	30,221	2,500	78,811	9,310
1.15%	40,093	-	78,662	-	14,801	2,905	31,336	7,960
1.20%	133,121	-	270,371	-	37,649	10,334	70,035	12,231
1.25%	28,042	-	37,429	-	5,143	2,572	71,958	327
1.30%	19,884	-	47,741	-	9,631	326	4,618	4,340
1.35%	17,761	-	56,043	-	3,577	232	28,607	2,283
1.40%	27,591	-	72,502	-	4,980	946	16,785	2,905
1.45%	6,600	-	4,647	-	346	5	4,161	91
1.50%	9,723	788	10,651	13,739	3,020	26	12,565	-
1.55%	1,552	-	13,523	-	1,705	-	6,887	937
1.60%	7,373	152	28,293	1,542	1,145	3,728	10,173	275
1.65%	5,524	1,394	15,507	10,303	1,255	109	7,907	23
1.70%	2,267	-	3,307	-	442	-	299	-
1.75%	4,554	598	15,915	4,713	1,977	-	3,350	265
1.80%	2,492	332	6,886	832	248	26	5,580	30
1.85%	620	-	1,869	-	-	58	2,792	-
1.90%	68	-	81	334	-	-	-	-
1.95%	61	565	-	7,264	-	-	23,524	-
2.00%	-	-	326	25	50	-	-	-
2.05%	107	673	1,879	4,364	47	-	5,757	-
2.10%	640	1,235	-	7,265	-	-	3,025	-
2.15%	55	-	334	-	-	-	1,161	-
2.20%	403	370	1,012	4,606	-	-	3,725	-
2.25%	11,512	-	15,664	-	-	-	3,251	597
2.35%	-	-	-	161	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,051	-	-	-	-
2.50%	-	591	-	114	-	-	-	-
2.60%	-	129	-	1,178	-	-	10,968	-

	$1,221,000	$6,827	$1,577,203	$57,491	$327,433	$47,179	$540,488	$74,576

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.95%	$7,122	$90,979	$460,054	$182,099	$139,653	$283,091	$575,320	$113,787
1.00%	832	18,854	135,316	39,393	37,556	127,257	209,512	53,920
1.05%	238	7,878	47,809	12,049	6,089	19,968	60,767	9,418
1.10%	925	52,458	335,132	209,927	97,656	156,713	200,906	30,702
1.15%	236	29,115	204,541	120,997	38,625	80,362	80,467	12,250
1.20%	5,609	70,080	345,044	163,102	95,532	218,372	548,953	74,337
1.25%	749	14,170	150,363	80,336	40,682	33,752	57,667	13,086
1.30%	629	8,675	49,255	9,292	11,951	59,967	55,724	13,123
1.35%	1,406	22,611	71,501	57,064	27,917	56,908	75,327	11,795
1.40%	274	26,002	150,115	69,213	35,781	39,956	82,029	13,037
1.45%	-	1,723	18,815	4,424	5,555	6,318	2,347	2,022
1.50%	-	10,102	43,689	26,929	23,532	11,347	29,100	8,963
1.55%	-	7,503	24,723	58,497	2,440	7,434	5,417	906
1.60%	-	12,938	90,315	30,924	17,638	13,913	12,073	1,393
1.65%	23	10,467	59,163	44,340	24,950	11,480	33,464	3,022
1.70%	-	34	8,974	3,256	5,075	1,744	1,668	289
1.75%	22	6,914	71,051	19,072	21,815	14,405	20,308	769
1.80%	-	1,428	37,084	10,523	8,990	4,583	9,560	1,610
1.85%	141	5,178	8,443	7,340	1,482	1,451	2,580	238
1.90%	-	1	3,935	1,768	5,868	403	49	69
1.95%	-	4,217	15,867	16,481	3,577	86	2,613	655
2.00%	-	-	1,967	-	1,730	592	228	9
2.05%	-	1,625	13,115	8,016	7,398	3,569	1,712	32
2.10%	-	3,287	18,290	21,612	11,141	953	6,578	-
2.15%	-	2,202	3,105	9,158	7,331	76	1,436	-
2.20%	-	633	11,825	12,780	18,605	3,672	3,207	585
2.25%	1,481	3,689	77,764	54,718	9,708	1,674	9,050	39
2.35%	-	257	6,256	1,601	297	-	714	-
2.40%	-	-	-	1,289	-	-	-	-
2.45%	-	-	1,666	2,547	1,011	-	40	-
2.50%	-	642	2,738	1,777	3,317	-	-	-
2.60%	-	2,805	1,902	2,217	3,977	-	929	-

	$19,687	$416,467	$2,469,817	$1,282,741	$716,879	$1,160,046	$2,089,745	$366,056

	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$15,014	$-	$61,520	$-	$25,125	$4,317	$274,742	$-
1.00%	2,707	-	26,105	-	12,325	36	130,243	-
1.05%	2,489	-	3,080	-	2,758	577	20,424	-
1.10%	6,220	-	38,366	-	13,874	1,567	133,974	-
1.15%	5,949	-	31,156	-	12,105	1,158	56,294	-
1.20%	17,764	-	49,853	-	15,103	2,397	167,966	44,059
1.25%	1,045	1,240	10,710	-	4,387	3,452	37,234	-
1.30%	7,163	-	6,881	-	3,698	156	13,365	17,095
1.35%	1,975	-	12,327	-	2,560	224	27,671	13,359
1.40%	1,420	-	7,602	-	5,089	4,402	30,957	7,438
1.45%	118	-	1,162	-	52	-	5,521	-
1.50%	194	1,001	4,230	1,288	1,245	6,749	12,664	714
1.55%	435	-	1,274	-	745	-	5,463	-
1.60%	1,060	8	9,524	356	7,574	1,496	7,899	46
1.65%	385	1,205	7,258	673	594	5,610	17,716	2,105
1.70%	57	-	706	-	171	-	1,811	-
1.75%	565	33	5,651	-	2,141	1,668	2,934	258
1.80%	1,180	-	2,850	-	2,148	935	3,357	57
1.85%	612	-	111	-	1,019	-	793	-
1.90%	-	-	252	-	147	1,132	925	-
1.95%	10	255	1,737	2,303	1,572	7,050	919	-
2.00%	31	-	418	-	193	-	298	-
2.05%	110	405	1,867	-	13	1,153	2,731	469
2.10%	-	278	832	481	205	2,733	-	819
2.15%	-	-	12	-	19	291	77	-
2.20%	358	293	1,731	2,823	29	4,737	4,816	-
2.25%	-	-	4,242	-	1	1,304	4,055	-
2.35%	-	21	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	119	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	8	1,115	107	-	3,749	-	-

	$66,861	$4,747	$292,691	$8,031	$114,892	$56,893	$964,849	$86,419

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$179,728	$73,206	$-	$361,450	$-	$343,770	$-	$153,880
1.00%	42,188	26,105	-	109,498	-	136,968	-	66,184
1.05%	8,009	4,494	-	16,333	-	21,876	-	13,156
1.10%	117,397	37,827	-	156,366	-	123,050	-	43,980
1.15%	68,826	15,963	-	69,030	-	55,004	-	26,615
1.20%	177,906	65,475	-	216,863	-	198,286	-	112,209
1.25%	23,171	9,940	-	35,814	-	33,874	-	13,048
1.30%	18,669	9,357	-	26,284	-	33,808	-	24,600
1.35%	39,751	15,295	-	46,753	-	34,613	-	25,696
1.40%	51,850	10,027	-	44,347	-	51,539	-	17,575
1.45%	1,843	685	-	5,765	-	3,261	-	1,148
1.50%	11,593	1,792	866	11,219	2,591	12,019	5,514	10,063
1.55%	7,362	1,732	-	6,333	-	4,790	-	4,056
1.60%	8,771	3,561	419	24,365	921	10,964	4,380	4,450
1.65%	14,349	3,335	385	12,903	3,012	9,551	1,837	16,521
1.70%	2,030	392	-	3,507	-	897	-	1,890
1.75%	4,007	4,749	473	13,165	1,055	5,036	1,345	6,237
1.80%	6,494	4,281	47	7,838	51	7,489	2,501	3,019
1.85%	875	167	-	2,492	-	1,017	-	1,816
1.90%	691	49	227	554	464	537	1,150	437
1.95%	88	-	1,735	802	905	41	3,102	5,024
2.00%	-	-	33	350	141	177	455	15
2.05%	2,514	1,481	663	1,446	801	1,117	2,307	11,484
2.10%	-	-	423	70	1,984	-	2,498	4,821
2.15%	7	59	-	86	-	-	835	4
2.20%	960	1,368	564	2,613	1,574	272	2,143	3,345
2.25%	822	-	-	-	-	-	-	-
2.35%	-	-	-	-	141	-	-	-
2.40%	-	-	-	16	-	-	-	-
2.45%	-	-	33	-	35	-	984	677
2.50%	-	-	-	-	-	-	592	-
2.60%	-	-	44	-	766	-	780	1,536

	$789,901	$291,340	$5,912	$1,176,262	$14,441	$1,089,956	$30,423	$573,486

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NCPG2	NCPGI2

0.95%	$34,544	$1,335,065	$-	$6,890	$75,636	$333,186	$2,535	$-
1.00%	9,441	602,725	-	1,691	49,869	97,921	-	46
1.05%	2,262	117,524	-	951	10,300	12,603	-	-
1.10%	5,065	461,969	-	5,207	33,658	109,844	945	-
1.15%	4,019	236,904	-	5,138	38,311	60,039	26	-
1.20%	18,488	777,703	-	5,155	67,129	172,803	13	2,711
1.25%	3,170	148,435	-	2,680	11,580	22,699	103	-
1.30%	2,377	112,657	-	2,054	8,861	22,030	248	-
1.35%	3,255	167,508	-	1,046	18,958	43,532	231	-
1.40%	4,866	184,878	-	1,960	12,679	29,358	-	-
1.45%	-	26,771	-	92	1,267	5,490	-	-
1.50%	269	40,992	37,636	25	3,767	15,451	-	-
1.55%	105	24,838	-	54	1,191	5,162	-	-
1.60%	60	49,561	5,336	32	3,650	20,298	-	-
1.65%	2,752	49,514	28,772	658	9,501	14,887	-	-
1.70%	-	10,112	-	137	800	1,186	-	-
1.75%	-	22,809	13,075	79	2,823	6,939	-	-
1.80%	-	21,896	6,740	-	1,160	7,074	-	-
1.85%	-	3,640	-	-	845	1,766	-	-
1.90%	-	3,051	1,815	-	-	866	-	-
1.95%	-	1,378	22,655	-	846	4,805	-	-
2.00%	-	1,143	2,329	-	50	556	-	-
2.05%	-	5,403	9,007	-	819	2,410	-	-
2.10%	-	-	10,846	-	70	6,329	-	-
2.15%	-	15	187	-	-	16	-	-
2.20%	-	4,845	14,921	-	139	4,540	-	-
2.25%	6,373	60,156	-	-	2,483	140	-	-
2.35%	-	-	3,930	-	-	1,561	-	-
2.40%	-	18	-	-	-	21	-	-
2.45%	-	-	1,317	-	-	138	-	-
2.50%	-	-	254	-	-	-	-	-
2.60%	-	-	1,697	-	-	932	-	-

	$97,046	$4,471,510	$160,517	$33,849	$356,392	$1,004,582	$4,101	$2,757

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	IDPG2	IDPGI2	NVSIX2	GVEX2	ALVGIB	ALVPGB	ALVSVB	ACVIG

0.95%	$432	$399	$3,810	$12,288	$-	$-	$14,858	$206,985
1.00%	790	-	1,346	4,558	-	-	4,818	71,854
1.05%	-	269	-	894	-	-	276	15,525
1.10%	370	168	1,176	1,902	-	-	5,041	95,101
1.15%	539	-	415	4,037	-	-	3,478	39,249
1.20%	112	-	3,105	12,051	-	-	15,685	129,147
1.25%	-	-	266	309	188	-	1,212	19,833
1.30%	-	-	-	1,523	-	-	1,691	26,004
1.35%	-	-	32	625	-	-	4,442	24,404
1.40%	-	-	261	1,681	-	-	3,261	25,953
1.45%	-	-	148	-	-	-	7	2,942
1.50%	-	-	-	87	3,014	1,559	6,806	8,978
1.55%	-	-	47	968	-	-	382	10,557
1.60%	-	-	4,267	4,036	394	1,106	1,134	8,568
1.65%	-	-	50	414	4,869	6,931	6,119	13,821
1.70%	-	-	-	-	-	-	72	1,267
1.75%	-	-	-	-	564	590	2,177	4,705
1.80%	-	-	-	-	765	321	1,029	7,820
1.85%	-	-	-	-	-	-	127	4,613
1.90%	-	-	-	-	-	-	1,373	-
1.95%	-	-	-	-	4,191	4,952	9,719	8,046
2.00%	-	-	-	-	-	-	35	165
2.05%	-	-	-	-	3,449	1,156	2,105	2,398
2.10%	-	-	-	-	1,662	545	1,581	828
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	1,745	933	5,630	295
2.25%	-	-	-	-	-	-	13,566	-
2.35%	-	-	-	-	-	-	408	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	320	-	60	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	597	137	713	-

	$2,243	$836	$14,923	$45,373	$21,758	$18,230	$107,805	$729,058

	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV

0.95%	$-	$138,627	$2,034	$73	$51,815	$-	$-	$2,303
1.00%	-	28,767	98	-	17,687	-	-	1
1.05%	-	5,823	-	-	961	-	-	-
1.10%	-	30,890	10,735	-	20,402	-	-	13,624
1.15%	-	38,023	5,685	-	9,355	-	-	6,449
1.20%	-	90,074	572	-	47,101	-	-	485
1.25%	-	16,188	121	-	2,481	3,808	-	478
1.30%	-	9,988	260	-	4,362	-	-	768
1.35%	-	24,294	-	-	4,857	-	-	-
1.40%	-	14,345	3	-	6,751	-	-	-
1.45%	-	975	-	-	193	-	-	-
1.50%	2,174	5,437	-	-	1,169	-	-	-
1.55%	-	9,339	-	-	2,827	-	-	-
1.60%	418	6,871	-	99	2,426	-	-	-
1.65%	1,830	3,440	-	-	1,165	-	-	-
1.70%	-	48	-	-	83	-	-	-
1.75%	1,294	2,843	189	1,438	141	-	336	-
1.80%	583	4,786	-	-	266	-	-	-
1.85%	-	2,193	-	-	347	-	-	-
1.90%	250	-	-	-	-	-	-	-
1.95%	1,071	1,109	-	-	783	-	-	-
2.00%	33	-	-	-	-	-	-	-
2.05%	1,215	-	-	-	21	-	-	-
2.10%	2,382	667	-	-	70	-	-	-
2.15%	-	2,096	-	-	-	-	-	-
2.20%	634	1,958	-	-	733	-	-	-
2.25%	-	15,073	-	-	-	4,223	-	-
2.35%	1,336	169	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	64	247	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	495	307	-	-	-	-	-	-

	$13,779	$454,577	$19,697	$1,610	$175,996	$8,031	$336	$24,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	DVMCSS	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S	FHIBS

0.95%	$447	$76,685	$203,410	$-	$38	$21	$-	$-
1.00%	260	27,112	85,522	-	-	-	-	-
1.05%	-	3,087	22,889	-	-	-	-	-
1.10%	-	39,240	79,456	-	76	8	-	-
1.15%	-	21,542	43,268	-	-	12	-	-
1.20%	439	59,691	139,003	-	-	-	-	-
1.25%	-	13,126	16,664	-	28	-	-	-
1.30%	201	7,359	20,405	-	-	-	-	-
1.35%	317	30,850	24,180	-	-	-	-	-
1.40%	539	13,467	26,305	-	-	38	-	-
1.45%	-	3,789	2,216	-	-	-	-	-
1.50%	-	1,076	6,525	2,283	-	-	569	5,283
1.55%	66	1,521	4,580	-	188	-	-	-
1.60%	-	4,477	6,164	497	-	-	1,036	1,415
1.65%	12	2,143	6,242	3,636	-	-	-	3,391
1.70%	5	705	1,784	-	-	-	-	-
1.75%	-	1,627	3,013	789	-	-	-	1,978
1.80%	14	422	2,308	43	-	-	76	575
1.85%	-	1,146	523	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	13	547	844	2,249	-	-	421	4,338
2.00%	-	-	277	-	-	-	-	388
2.05%	-	1,561	565	3,121	-	-	265	7,945
2.10%	-	70	70	4,059	-	-	61	7,929
2.15%	-	-	-	-	-	-	156	-
2.20%	-	785	162	831	-	-	1,939	797
2.25%	-	3	2,686	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	383
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,593	-	-	-	723
2.50%	-	-	-	176	-	-	-	-
2.60%	-	-	-	1,733	-	-	149	894

	$2,313	$312,031	$699,061	$21,010	$330	$79	$4,672	$36,039

	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S

0.95%	$252,433	$-	$-	$12,838	$46,272	$683,145	$-	$34,242
1.00%	69,007	-	-	1,231	23,267	325,952	-	11,308
1.05%	16,998	-	-	-	3,867	71,164	-	192
1.10%	120,539	-	-	96,126	25,378	311,159	-	9,519
1.15%	65,501	-	-	40,031	10,103	139,445	-	8,916
1.20%	185,973	-	-	3,604	47,465	448,778	-	21,189
1.25%	31,521	-	-	1,766	6,099	71,499	-	103
1.30%	42,112	-	-	2,547	4,248	80,915	-	15,673
1.35%	44,785	-	-	9	12,075	108,056	-	1,499
1.40%	51,565	-	-	-	8,542	103,012	-	3,300
1.45%	5,635	-	-	-	529	9,096	-	-
1.50%	7,851	9,335	1,481	-	1,497	23,438	19,268	1,071
1.55%	13,486	-	-	-	1,520	16,956	-	13
1.60%	27,266	2,653	324	-	1,554	37,028	4,013	324
1.65%	17,521	8,691	718	-	1,851	32,409	13,298	4,030
1.70%	4,413	-	-	-	15	4,293	-	37
1.75%	27,623	3,220	1,868	-	3,426	19,798	4,496	1,876
1.80%	8,274	629	14	-	2,185	13,115	5,635	111
1.85%	2,793	-	-	-	561	3,828	-	-
1.90%	-	1,698	-	-	104	721	5,086	-
1.95%	2,103	10,350	1,561	-	518	48	9,953	37
2.00%	533	490	71	-	200	431	123	-
2.05%	1,278	11,226	1,349	-	109	2,198	5,992	-
2.10%	204	4,869	96	-	-	-	6,494	-
2.15%	87	5,088	-	-	-	11	-	-
2.20%	189	2,787	1,180	-	-	1,208	6,831	-
2.25%	1,422	-	-	-	-	17,293	-	-
2.35%	-	369	-	-	-	-	330	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	126	-	-	-	-	1,107	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	1,784	862	-	-	-	6,498	-

	$1,001,112	$63,315	$9,524	$158,152	$201,385	$2,524,996	$89,124	$113,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2

0.95%	$-	$37,458	$-	$16,814	$-	$314	$568,001	$-
1.00%	-	18,271	-	20,007	-	-	306,302	-
1.05%	-	5,340	-	1,966	-	-	60,329	-
1.10%	-	17,906	-	14,722	-	9,632	219,980	-
1.15%	-	10,915	-	9,627	-	2,008	94,124	-
1.20%	-	27,837	-	12,379	-	11	360,226	-
1.25%	243	770	661	2,557	2,819	16	60,288	-
1.30%	-	3,874	-	5,070	-	86	69,717	-
1.35%	-	4,771	-	2,435	-	-	56,676	-
1.40%	-	5,964	-	933	-	-	50,613	-
1.45%	-	468	-	-	-	-	6,667	-
1.50%	-	2,402	-	-	-	-	26,797	9,685
1.55%	-	1,611	-	-	-	-	10,968	-
1.60%	-	-	-	-	-	-	11,755	2,116
1.65%	-	353	-	-	-	-	21,187	6,943
1.70%	-	-	-	-	-	-	3,683	-
1.75%	-	-	-	-	-	-	8,958	4,592
1.80%	-	-	-	15	-	-	5,610	289
1.85%	-	706	-	-	-	-	3,880	-
1.90%	-	-	-	-	-	-	601	1,411
1.95%	-	-	-	-	-	-	3,976	2,745
2.00%	-	-	-	-	-	-	165	818
2.05%	-	-	-	127	-	-	3,352	4,782
2.10%	-	-	-	-	-	-	406	4,713
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	512	6,430
2.25%	932	-	2,013	-	2,194	-	3,878	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	1,320
2.50%	-	-	-	-	-	-	-	192
2.60%	-	-	-	-	-	-	-	1,836

	$1,175	$138,646	$2,674	$86,652	$5,013	$12,067	$1,958,651	$47,872

	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR

0.95%	$123,224	$107,794	$142,987	$119,937	$-	$51,746	$-	$76,531
1.00%	64,302	27,354	38,883	36,720	-	33,468	-	22,223
1.05%	18,524	6,647	10,265	5,050	-	8,382	-	5,821
1.10%	43,163	24,958	35,586	47,175	-	11,144	-	35,256
1.15%	21,971	15,509	27,359	19,792	-	5,065	-	15,758
1.20%	65,847	240,411	106,481	84,669	-	29,642	-	60,014
1.25%	9,152	6,641	14,853	4,411	6,384	4,769	-	10,183
1.30%	15,460	21,567	24,248	14,542	-	3,993	-	8,058
1.35%	16,604	20,960	13,365	16,004	-	2,427	-	9,843
1.40%	11,094	8,485	16,606	17,739	-	1,877	-	20,006
1.45%	878	2,595	621	1,125	-	978	-	1,407
1.50%	4,057	2,014	3,013	2,796	11,692	2,233	5,459	1,616
1.55%	2,433	295	3,906	1,241	-	359	-	2,273
1.60%	3,610	2,279	4,433	5,581	4,141	160	5,047	1,722
1.65%	4,478	2,249	2,023	10,056	17,646	1,485	9,367	3,239
1.70%	84	667	1,210	-	-	23	-	125
1.75%	4,280	577	8,894	513	4,882	253	1,800	2,294
1.80%	872	1,177	3,578	1,228	1,382	223	461	2,154
1.85%	217	205	276	277	-	-	-	707
1.90%	-	-	-	120	1,572	-	484	-
1.95%	11	-	-	521	9,891	-	8,721	26
2.00%	-	14	-	148	4,403	-	1,435	71
2.05%	-	-	-	-	9,021	406	1,808	436
2.10%	-	-	-	-	15,317	-	3,753	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,094	331	68	417	3,208	827	4,387	592
2.25%	-	-	20,265	-	19,294	-	-	-
2.35%	-	-	-	-	648	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	2,358	-	775	-
2.50%	-	-	-	-	1,408	-	-	-
2.60%	-	-	-	-	1,472	-	773	-

	$411,355	$492,729	$478,920	$390,062	$114,719	$159,460	$44,270	$280,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2

0.95%	$37,279	$126,561	$-	$42,647	$9,774	$18,467	$94,891	$19,560
1.00%	12,515	75,677	-	12,284	3,826	7,239	28,507	5,784
1.05%	3,380	13,502	-	1,969	450	834	4,642	1,766
1.10%	18,477	81,349	-	16,614	3,174	4,320	24,995	3,360
1.15%	9,059	27,101	-	11,022	2,343	4,010	16,389	4,233
1.20%	26,730	193,481	-	36,189	7,890	10,558	62,893	22,940
1.25%	4,198	16,465	7,391	8,411	2,306	2,823	5,533	2,258
1.30%	4,300	55,866	-	2,981	1,083	10,435	12,756	4,270
1.35%	4,583	47,623	-	5,873	1,716	1,468	12,369	3,323
1.40%	8,053	40,433	-	3,996	1,815	5,169	9,689	3,375
1.45%	898	3,061	-	684	613	9	407	696
1.50%	173	5,896	-	677	207	539	1,217	-
1.55%	625	1,517	-	797	464	58	1,364	18
1.60%	6,352	9,012	-	2,097	2,631	1,904	2,256	7,915
1.65%	1,728	23,187	-	3,321	456	152	6,640	-
1.70%	505	901	-	264	-	-	317	-
1.75%	1,135	6,107	-	769	859	201	4,098	-
1.80%	315	7,299	-	592	18	-	1,778	126
1.85%	1,379	1,758	-	228	86	83	1,007	278
1.90%	-	-	-	-	51	-	-	-
1.95%	2,281	872	-	-	17	333	949	624
2.00%	-	-	-	-	129	-	-	-
2.05%	510	55	-	-	191	-	-	33
2.10%	274	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	32	389	-	1	-	-	280	-
2.25%	524	7,289	3,563	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$145,305	$745,401	$10,954	$151,416	$40,099	$68,602	$292,977	$80,559

	AMTB	AMGP	AMCG	AMTP	AMFAS	AMSRS	OVIGS	OVGR

0.95%	$47,360	$-	$20	$-	$3,831	$33,872	$381	$3,260
1.00%	18,710	-	-	-	1,151	14,066	46	343
1.05%	4,888	-	-	-	561	5,876	-	-
1.10%	39,308	-	-	-	1,554	11,365	161	19,543
1.15%	19,408	-	-	-	1,188	3,428	129	12,592
1.20%	82,599	-	96	-	1,571	36,972	48	559
1.25%	7,016	-	3	-	732	1,510	46	519
1.30%	4,219	-	-	-	480	840	107	260
1.35%	10,369	-	-	-	1,396	149	-	151
1.40%	6,286	-	-	-	1,426	951	43	-
1.45%	415	-	-	-	-	27	-	-
1.50%	2,779	-	-	-	1,197	188	135	-
1.55%	444	-	-	-	-	1,783	-	-
1.60%	984	670	1,093	408	1,261	1,143	-	-
1.65%	3,876	-	-	-	1,079	282	1,192	-
1.70%	41	-	-	-	-	676	-	-
1.75%	1,567	3,365	3,507	372	692	773	-	-
1.80%	1,415	-	-	-	188	42	-	-
1.85%	80	-	-	-	-	304	-	-
1.90%	4	-	-	-	1,973	1	-	-
1.95%	1,986	-	-	-	623	708	-	-
2.00%	191	-	-	-	325	-	-	-
2.05%	288	-	-	-	243	-	-	-
2.10%	2,520	-	-	-	46	70	-	-
2.15%	-	-	-	-	730	-	-	-
2.20%	724	-	-	-	179	8	-	-
2.25%	4,964	-	-	-	-	771	-	5
2.35%	67	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	49	-	-	-

	$262,508	$4,035	$4,719	$780	$22,475	$115,805	$2,288	$37,232

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB

0.95%	$286,800	$-	$298,113	$-	$38,421	$-	$178,582	$20,042
1.00%	73,753	-	171,698	-	12,829	-	83,230	2,714
1.05%	14,057	-	24,137	-	1,603	-	17,038	1,142
1.10%	147,922	-	125,448	-	10,991	-	92,851	2,748
1.15%	63,247	-	64,437	-	5,339	-	43,315	736
1.20%	242,743	-	197,196	-	23,859	-	113,461	11,974
1.25%	38,049	-	37,944	-	2,060	2,157	31,895	714
1.30%	32,231	-	31,404	-	2,747	-	12,525	2,420
1.35%	59,738	-	47,908	-	6,490	-	26,725	9,435
1.40%	63,802	-	40,499	-	3,676	-	21,535	2,336
1.45%	4,053	-	8,282	-	330	-	3,113	134
1.50%	14,889	4,394	11,904	9,590	563	-	4,336	683
1.55%	9,917	-	7,762	-	3,047	-	1,404	135
1.60%	26,700	732	6,483	2,284	573	-	3,170	-
1.65%	20,865	2,482	15,834	14,572	6,775	-	10,191	163
1.70%	1,719	-	1,549	-	423	-	822	-
1.75%	14,850	3,242	10,376	5,989	2,018	-	1,629	81
1.80%	11,852	2,003	7,020	970	60	-	3,183	-
1.85%	1,505	-	680	-	480	-	785	-
1.90%	4,092	-	1,096	1,294	-	-	1,431	-
1.95%	3,215	4,517	75	3,093	-	-	62	-
2.00%	3,694	-	288	58	-	-	-	-
2.05%	6,867	1,365	224	1,528	-	-	44	30
2.10%	2,576	2,447	-	2,971	-	-	-	-
2.15%	1,005	1,330	-	-	-	-	-	-
2.20%	5,191	1,900	1,359	1,140	-	-	1,086	987
2.25%	-	-	4,581	-	-	-	1	-
2.35%	-	1,191	-	577	-	-	-	-
2.40%	15	-	-	-	-	-	-	-
2.45%	84	10	-	-	-	-	-	-
2.50%	212	-	-	-	-	-	-	-
2.60%	1,411	104	-	711	-	-	-	-

	$1,157,054	$25,717	$1,116,297	$44,777	$122,284	$2,157	$652,414	$56,474

	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD

0.95%	$-	$21,913	$10,974	$87,694	$997	$1,258	$60,850	$477
1.00%	-	4,463	3,514	30,114	25	33	19,404	129
1.05%	-	1,191	1,360	10,934	-	-	3,712	-
1.10%	-	7,810	2,923	31,551	5,103	10,717	21,589	43
1.15%	-	3,112	1,557	20,161	3,428	4,516	18,066	46
1.20%	-	16,436	14,772	146,709	124	407	25,514	452
1.25%	226	974	755	7,777	57	-	2,791	-
1.30%	-	520	15,475	19,831	431	148	2,886	-
1.35%	-	3,041	3,082	16,020	-	-	4,586	61
1.40%	-	2,118	2,002	17,241	-	-	7,118	-
1.45%	-	735	88	264	-	-	54	-
1.50%	5,624	184	83	4,906	-	-	910	-
1.55%	-	320	250	2,230	-	-	2,320	168
1.60%	2,872	256	-	9,459	-	-	1,954	-
1.65%	20,673	-	285	2,342	-	-	894	-
1.70%	-	-	-	41	-	-	182	-
1.75%	3,423	-	-	2,512	-	-	169	-
1.80%	353	-	-	4,533	-	-	-	-
1.85%	-	-	-	962	-	-	583	-
1.90%	104	-	-	52	-	-	-	-
1.95%	6,747	66	-	656	-	-	1,276	-
2.00%	107	-	-	-	-	-	-	-
2.05%	1,617	-	-	92	-	-	-	-
2.10%	6,344	-	-	-	-	-	140	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,973	-	-	1,952	-	-	8	-
2.25%	266	-	-	5,328	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	255	-	-	-	-	-	-	-
2.50%	835	-	-	-	-	-	-	-
2.60%	1,123	-	-	-	-	-	-	-

	$52,542	$63,139	$57,120	$423,361	$10,165	$17,079	$175,006	$1,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$1,260	$-	$70	$61	$-	$641	$365
1.00%	-	600	-	-	-	-	-	-
1.05%	-	1,622	-	-	-	-	-	-
1.10%	-	1,138	-	82	27	-	1,007	3,148
1.15%	-	1,909	-	126	-	-	355	505
1.20%	-	2,508	-	-	-	-	-	25
1.25%	175	90	-	-	-	-	168	-
1.30%	-	-	-	132	-	-	117	-
1.35%	-	1,036	-	-	123	-	37	-
1.40%	-	13	-	2	-	-	1,120	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	5,878	23,068	-	-	1,599	-	-
1.55%	-	41	-	-	430	-	18	-
1.60%	-	256	4,684	-	-	335	-	-
1.65%	-	2,020	15,619	-	-	392	-	-
1.70%	-	-	-	-	-	-	680	-
1.75%	-	2,017	8,164	-	-	433	-	-
1.80%	-	943	2,260	-	-	30	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	112	1,143	-	-	852	-	-
1.95%	-	5,887	18,124	-	-	2,125	-	-
2.00%	-	1,107	1,769	-	-	-	-	-
2.05%	-	3,390	4,503	-	-	2,210	-	-
2.10%	-	1,566	7,412	-	-	1,762	-	-
2.15%	-	3,142	3,982	-	-	-	-	-
2.20%	-	3,968	5,910	-	-	370	-	-
2.25%	-	125	-	-	-	-	-	-
2.35%	-	299	446	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	101	-	-	-	1,201	-	-
2.50%	-	-	254	-	-	183	-	-
2.60%	-	426	2,992	-	-	-	-	-

	$175	$41,454	$100,330	$412	$641	$11,492	$4,143	$4,043

	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO

0.95%	$170	$2,466	$25	$778	$-	$-	$38	$416
1.00%	-	7,107	15	513	-	-	-	25
1.05%	-	478	-	-	-	-	-	-
1.10%	1,268	11,246	3,472	696	1,428	1,495	2,083	2,045
1.15%	1,710	1,250	3,164	26	1,266	251	470	731
1.20%	6	7,921	46	1,152	95	-	40	780
1.25%	5	1,780	41	33	-	-	76	-
1.30%	7	2,290	-	79	9	32	182	-
1.35%	-	347	-	961	-	-	-	-
1.40%	-	1,130	-	11	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	659	-	22	-	-	-	-
1.55%	-	622	-	-	-	-	-	-
1.60%	-	2,313	-	-	-	-	-	-
1.65%	-	222	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$3,166	$39,831	$6,763	$4,271	$2,798	$1,778	$2,889	$3,997

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM

0.95%	$141	$303	$1,032	$-	$-	$180,756	$18,164	$80,633
1.00%	-	18	31	-	-	73,279	7,135	30,561
1.05%	-	-	-	-	-	8,587	1,326	9,244
1.10%	2,376	4,973	11,476	2,195	279	45,281	6,032	26,686
1.15%	537	4,048	9,834	6	-	37,897	2,468	14,343
1.20%	-	15	619	-	-	76,161	14,234	57,262
1.25%	1	48	236	-	135	14,448	1,901	5,007
1.30%	93	234	104	-	-	12,771	572	17,324
1.35%	-	-	-	-	-	32,915	3,109	13,521
1.40%	-	-	-	-	-	17,404	1,417	4,218
1.45%	-	-	-	-	-	1,062	-	905
1.50%	-	-	-	-	-	2,222	744	6,207
1.55%	-	-	-	-	-	7,983	282	1,116
1.60%	-	-	-	-	-	5,015	695	1,127
1.65%	-	-	-	-	-	4,887	325	1,459
1.70%	-	-	-	-	-	779	15	87
1.75%	-	-	-	-	-	5,602	95	1,777
1.80%	-	-	-	-	-	949	23	1,249
1.85%	-	-	-	-	-	1,132	51	186
1.90%	-	-	-	-	-	253	112	-
1.95%	-	-	-	-	-	4,195	20	518
2.00%	-	-	-	-	-	183	-	-
2.05%	-	-	-	-	-	513	153	14
2.10%	-	-	-	-	-	1,591	-	68
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	504	212	1,166
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	71	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	355	-	-

	$3,148	$9,639	$23,332	$2,201	$414	$536,795	$59,085	$274,678

	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP

0.95%	$80,651	$481,306	$168,107	$213,820	$368,415	$55,610	$16,879	$16,490
1.00%	32,182	42,784	3,980	8,639	15,464	2,664	834	507
1.05%	7,259	9,663	937	1,978	1,879	95	24	-
1.10%	20,917	560,078	182,271	263,993	463,077	60,577	30,631	15,195
1.15%	12,315	276,350	104,315	107,962	209,018	32,097	13,724	5,723
1.20%	50,245	128,526	7,001	7,043	14,031	1,867	1,546	723
1.25%	5,958	38,956	9,464	16,379	22,631	3,483	2,000	999
1.30%	8,089	22,144	1,905	2,097	3,961	645	632	23
1.35%	11,819	43,870	6,939	6,399	16,520	4,454	702	15
1.40%	13,778	86,815	32,499	34,616	50,152	5,064	1,595	2,225
1.45%	278	29,128	9,417	8,762	21,444	3,311	1,364	162
1.50%	2,239	17,810	1,897	15,426	16,424	1,174	108	2,494
1.55%	1,510	51,050	14,389	14,039	32,833	6,316	3,820	1,756
1.60%	2,137	29,455	11,359	16,223	20,508	4,382	1,852	75
1.65%	1,651	17,616	4,088	8,028	8,436	628	180	111
1.70%	39	2,433	518	1,714	734	347	31	337
1.75%	1,060	3,301	1,281	2,052	716	-	-	-
1.80%	2,820	4,922	1,732	2,565	4,335	760	1,151	-
1.85%	690	4,482	3,154	611	4,658	123	366	-
1.90%	-	36	14	128	134	-	-	-
1.95%	114	4,758	548	1,132	895	-	-	-
2.00%	-	1,711	1,792	1,809	2,569	-	-	-
2.05%	82	104	1	4	-	3	100	-
2.10%	-	104	54	61	96	-	375	-
2.15%	-	-	108	512	-	-	-	-
2.20%	217	796	-	-	-	-	-	-
2.25%	101	2,386	166	2,205	1,523	46	1	11
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	183	-	-	-	-	-	-	-

	$256,334	$1,860,584	$567,936	$738,197	$1,280,453	$183,646	$77,915	$46,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG

0.95%	$36,264	$356,784	$287,153	$87,406	$40,920	$13,651	$14,346	$50,170
1.00%	517	12,641	24,246	2,049	394	554	121	1,337
1.05%	192	678	2,173	565	53	-	172	569
1.10%	50,139	430,667	345,256	112,396	44,488	23,784	20,016	65,139
1.15%	17,547	201,424	137,772	41,730	22,115	6,541	7,536	26,954
1.20%	3,124	16,285	25,403	5,576	2,591	19	1,745	7,416
1.25%	3,048	18,772	19,034	3,468	1,837	252	733	2,875
1.30%	274	4,894	2,020	1	-	297	274	929
1.35%	1,452	18,336	8,207	2,759	1,913	1,243	1,428	2,391
1.40%	8,248	52,626	33,228	13,416	4,053	7,285	1,518	8,532
1.45%	2,342	25,218	12,893	4,487	983	2,449	434	2,852
1.50%	2,477	17,656	11,447	4,042	3,403	212	93	3,309
1.55%	6,256	31,156	29,456	9,664	4,893	4,903	728	5,414
1.60%	2,312	22,493	23,823	4,769	1,465	429	1,019	3,127
1.65%	758	13,457	3,079	1,685	811	-	15	1,387
1.70%	430	1,970	1,742	594	266	-	89	778
1.75%	-	2,078	87	-	24	-	-	36
1.80%	1,096	3,999	2,053	781	573	-	-	713
1.85%	300	3,956	3,459	1,502	49	-	721	1,243
1.90%	5	136	11	22	-	-	-	4
1.95%	105	414	6,538	772	113	597	52	66
2.00%	222	860	2,484	1,405	105	8	-	328
2.05%	-	-	4	1	1	-	-	1
2.10%	47	52	548	-	-	-	-	-
2.15%	-	154	-	-	-	-	-	-
2.20%	-	-	58	-	-	-	-	-
2.25%	650	1,973	1,351	4,307	-	-	-	974
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$137,805	$1,238,679	$983,525	$303,397	$131,050	$62,224	$51,040	$186,544

	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG

0.95%	$68,919	$24,450	$249,746	$159,481	$16,373	$121,909	$-	$20,871
1.00%	2,834	1,189	5,226	2,144	1,383	965	-	10,000
1.05%	2,022	23	1,144	579	33	540	-	2,893
1.10%	46,645	31,357	326,510	195,490	30,274	196,055	-	6,691
1.15%	27,115	11,243	118,290	82,539	10,474	104,598	-	3,409
1.20%	1,116	2,056	14,211	9,557	1,046	5,641	366	24,141
1.25%	2,749	1,188	8,590	7,904	1,763	7,232	-	3,291
1.30%	247	288	2,974	751	215	196	-	1,078
1.35%	1,504	4,161	16,053	9,596	2,633	6,637	-	5,203
1.40%	4,064	2,068	40,986	23,564	3,596	28,468	-	2,786
1.45%	2,812	107	8,772	4,697	1,356	10,555	-	98
1.50%	1,117	188	6,113	5,310	350	11,264	-	270
1.55%	2,368	3,459	30,114	14,882	2,316	12,081	-	622
1.60%	1,828	883	18,497	7,369	1,484	13,036	499	2,043
1.65%	641	753	4,101	2,799	564	6,016	-	6,956
1.70%	45	-	264	420	178	1,255	-	164
1.75%	24	-	612	55	-	583	2,824	4
1.80%	5,482	235	4,461	3,484	52	2,197	-	273
1.85%	-	49	4,153	3,986	183	2,344	-	93
1.90%	32	-	-	11	-	30	-	123
1.95%	188	103	380	368	-	924	-	29
2.00%	120	-	1,088	606	-	784	-	-
2.05%	-	-	1	1	1	1	-	149
2.10%	-	-	107	52	-	75	-	-
2.15%	-	-	102	-	-	112	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	1,467	259	188	1,130	77	1,229	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$173,339	$84,059	$862,683	$536,775	$74,351	$534,727	$3,689	$91,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS3	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3

0.95%	$80,177	$6,075	$9,238	$46,727	$27,537	$20,481	$-	$18,449
1.00%	20,108	2,067	3,793	14,241	7,996	5,921	-	8,275
1.05%	3,966	236	457	2,466	1,953	1,177	-	1,668
1.10%	35,931	1,656	2,430	12,516	9,656	9,632	-	6,333
1.15%	18,392	1,414	1,730	8,476	3,866	8,697	-	3,626
1.20%	67,689	4,374	5,200	31,877	20,150	16,004	-	15,332
1.25%	10,358	1,168	1,301	3,221	5,811	2,420	-	1,322
1.30%	9,829	585	5,219	6,971	6,626	2,124	-	2,389
1.35%	12,600	895	858	6,041	8,449	5,498	-	3,384
1.40%	15,147	866	2,628	5,122	4,735	3,053	-	1,611
1.45%	998	303	9	244	364	425	-	246
1.50%	4,960	74	262	772	368	718	313	406
1.55%	1,589	222	30	1,537	529	773	-	550
1.60%	8,158	2,170	957	1,368	627	1,025	52	878
1.65%	5,393	229	45	3,591	1,987	377	244	255
1.70%	638	-	-	325	30	30	-	18
1.75%	3,997	412	116	2,024	123	938	280	683
1.80%	1,915	9	-	921	458	143	23	264
1.85%	523	41	41	1,087	49	148	-	106
1.90%	1,485	25	-	-	-	-	37	-
1.95%	1,720	8	164	1,839	-	241	291	25
2.00%	749	62	-	-	-	102	-	-
2.05%	3,063	93	-	-	1	123	276	248
2.10%	921	-	-	138	-	-	150	-
2.15%	481	-	-	-	-	-	-	-
2.20%	2,348	-	-	118	13	-	368	183
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	341	-	-	-	-	-	91	-
2.50%	109	-	-	-	-	-	-	-
2.60%	742	-	-	-	-	-	65	-

	$314,327	$22,984	$34,478	$151,622	$101,328	$80,050	$2,190	$66,251

	NVMIG3	GVDIV3	GVDIV6

0.95%	$54,581	$7,531	$-
1.00%	25,615	2,004	-
1.05%	4,561	590	-
1.10%	13,728	3,031	-
1.15%	5,767	2,830	-
1.20%	34,800	8,487	-
1.25%	6,016	491	626
1.30%	6,202	3,647	-
1.35%	5,611	902	-
1.40%	6,210	705	-
1.45%	981	55	-
1.50%	4,953	136	460
1.55%	464	206	-
1.60%	1,225	997	12
1.65%	1,389	189	596
1.70%	130	26	-
1.75%	423	327	55
1.80%	734	561	-
1.85%	139	286	-
1.90%	31	-	-
1.95%	296	5	83
2.00%	4	15	-
2.05%	15	61	185
2.10%	-	-	123
2.15%	20	-	-
2.20%	265	168	143
2.25%	18	-	-
2.35%	-	-	10
2.40%	-	-	-
2.45%	-	-	-
2.50%	-	-	-
2.60%	-	-	4

	$174,178	$33,250	$2,297

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $23,919,648 and $29,240,877, respectively, and total transfers from the Account to the fixed account were $69,196,597 and $100,476,292, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,231,775 and $5,243,303 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$5,801,454,801	$ -	$ -	$5,801,454,801

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$199,425	$10,493
Variable Insurance Funds - Equity Income VIF (BBGI)	24,691	27,923
Global Allocation V.I. Fund - Class III (MLVGA3)	7,243,302	7,593,312
VIP Small Cap Value Series: Service Class (DWVSVS)	1,809,323	249,843
Stock Index Fund, Inc. - Initial Shares (DSIF)	13,605,712	42,551,541
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	4,366,073	5,259,566
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	21,834	19,618
Floating-Rate Income Fund (ETVFR)	8,676,656	417,835
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	77,620	50,445
VA International Equity Fund (HVIE)	17,842	52,178
VA Situs Fund (HVSIT)	312,614	870,429
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	102,331	66,127
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	444,687	657,560
Mid Cap Value Portfolio: Class 1 (JPMMV1)	3,410,594	3,807,944
Balanced Portfolio: Service Shares (JABS)	4,430	7,535
Forty Portfolio: Service Shares (JACAS)	28,819,691	13,988,466
Global Technology Portfolio: Service Shares (JAGTS)	3,823,440	7,473,456
Overseas Portfolio: Service Shares (JAIGS)	11,254,842	13,730,735
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	1,627,053	319,873
Investors Growth Stock Series - Service Class (MIGSC)	12,433	30,866
Mid Cap Growth Series - Service Class (MMCGSC)	161,697	262,383
New Discovery Series - Service Class (MNDSC)	1,743,954	2,755,383
Value Series - Service Class (MVFSC)	3,166,540	7,160,511
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	5,144,012	2,845,054
Core Plus Fixed Income Portfolio - Class I (MSVFI)	5,090,403	2,906,964
Core Plus Fixed Income Portfolio - Class II (MSVF2)	68,441	40,809
Emerging Markets Debt Portfolio - Class I (MSEM)	488,350	1,292,395
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	6,296	2,365
U.S. Real Estate Portfolio - Class I (MSVRE)	61,477	147,970
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	89,586	238
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	99,590	9,979
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	20,138,738	22,166,911
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	340,162	538,687
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,043,164	5,056,330
American Funds NVIT Bond Fund - Class II (GVABD2)	844,570	2,592,910
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,148,894	4,527,064
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,895,989	10,496,491
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	2,939,640	2,374,563
Federated NVIT High Income Bond Fund - Class I (HIBF)	32,285,335	12,283,277
NVIT Emerging Markets Fund - Class I (GEM)	23,243,576	3,512,860
NVIT Emerging Markets Fund - Class II (GEM2)	440,538	83,978
NVIT International Equity Fund - Class I (GIG)	20,866,430	3,161,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	$3,546	$6,975
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	13,209,779	12,568,235
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	489,916	2,406,233
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	593,667	232,952
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	1,697,168	2,344,074
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,346,819	1,537,645
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	4,351,855	3,608,982
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,821,997	4,625,506
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	2,290,628	1,319,451
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,083,597	1,705,346
NVIT Core Bond Fund - Class I (NVCBD1)	3,113,251	2,349,948
NVIT Core Bond Fund - Class II (NVCBD2)	15,905	93,173
NVIT Core Plus Bond Fund - Class II (NVLCP2)	1,790,688	1,852,114
NVIT Nationwide Fund - Class I (TRF)	2,159,574	13,688,250
NVIT Nationwide Fund - Class II (TRF2)	29,788	227,413
NVIT Government Bond Fund - Class I (GBF)	11,675,165	30,855,941
NVIT Government Bond Fund - Class II (GBF2)	175,412	797,973
American Century NVIT Growth Fund - Class I (CAF)	3,414,350	4,959,154
NVIT International Index Fund - Class VIII (GVIX8)	1,057,518	704,568
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,684,362	10,101,123
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,714,606	1,183,139
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	712,397	438,920
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,395,785	7,889,677
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,021,089	29,512,395
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,795,461	15,501,336
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,969,991	8,616,887
NVIT Mid Cap Index Fund - Class I (MCIF)	7,929,407	15,654,325
NVIT Money Market Fund - Class I (SAM)	86,334,891	77,598,938
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	53,625,012	4,869,525
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	9,532,053	1,283,660
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	484,777	37,392
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,333,759	8,329,406
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	29,603	111,051
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	5,074,286	5,312,757
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	399,527	660,834
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	14,533,341	17,921,770
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,319,878	1,410,101
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	18,423,957	9,438,490
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,557,850	9,140,699
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	90,173	82,185
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	10,570,632	17,787,079
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	86,030	203,053
NVIT Multi-Manager Small Company Fund - Class I (SCF)	16,955,362	15,892,564
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	320,480	321,670
NVIT Multi-Sector Bond Fund - Class I (MSBF)	3,971,638	6,192,104
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,172,285	5,503,501
NVIT Large Cap Growth Fund - Class I (NVOLG1)	44,725,629	61,142,201
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,066,434	1,813,372
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,028,697	1,161,686
Invesco NVIT Comstock Value Fund - Class I (EIF)	3,949,845	8,195,084
NVIT Real Estate Fund - Class I (NVRE1)	29,907,401	12,714,086
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	1,296,334	322,014
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	9,362	2,759
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	152,515	38,136
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	70,410	16,968
NVIT Small Cap Index Fund Class II (NVSIX2)	1,270,709	715,480
NVIT S&P 500 Index Fund Class II (GVEX2)	5,949,521	917,138
VPS Growth and Income Portfolio - Class B (ALVGIB)	23,410	141,825
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	266	155,568
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	3,675,516	4,967,266
VP Income & Growth Fund - Class I (ACVIG)	5,518,082	10,305,299
VP Income & Growth Fund - Class II (ACVIG2)	15,681	658,819
VP Inflation Protection Fund - Class II (ACVIP2)	3,900,496	10,964,350
VP International Fund - Class I (ACVI)	99,143	254,234
VP International Fund - Class III (ACVI3)	2,769	25,324
VP Mid Cap Value Fund - Class I (ACVMV1)	5,306,200	3,890,454
VP Mid Cap Value Fund - Class II (ACVMV2)	73,385	55,525
VP Ultra(R) Fund - Class I (ACVU1)	70	337
VP Value Fund - Class I (ACVV)	93,094	407,059
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	771,418	168,826
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,596,087	6,182,688
Appreciation Portfolio - Initial Shares (DCAP)	3,976,315	12,259,049
Appreciation Portfolio - Service Shares (DCAPS)	64,065	216,744
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,208	23,749
International Value Portfolio - Initial Shares (DVIV)	129	3,575
Managed Tail Risk Fund II: Service Shares (FCA2S)	55,800	40,570
High Income Bond Fund II - Service Shares (FHIBS)	258,920	410,993
Quality Bond Fund II - Primary Shares (FQB)	5,002,998	14,343,811
Quality Bond Fund II - Service Shares (FQBS)	156,102	677,451
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	32,483	291,713
VIP Contrafund(R) Portfolio - Service Class (FCS)	557,897	1,441,495
VIP Energy Portfolio - Service Class 2 (FNRS2)	4,584,123	5,720,640
VIP Equity-Income Portfolio - Service Class (FEIS)	10,514,600	32,242,148
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	236,441	786,436
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,294,714	2,488,938
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	7,348	15,997
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,860,826	2,762,167
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	5,660	14,830
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,864,461	1,953,286

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	13,576	40,645
Fidelity VIP III Growth Opp - Service Class (FGOS)	64,606	240,396
VIP Growth Portfolio - Service Class (FGS)	8,948,943	26,637,796
VIP Growth Portfolio - Service Class 2 (FG2)	217,547	647,447
VIP High Income Portfolio - Service Class (FHIS)	2,139,741	5,302,313
VIP High Income Portfolio - Service Class R (FHISR)	6,722,530	33,692,469
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	2,948,961	7,741,890
VIP Mid Cap Portfolio - Service Class (FMCS)	3,543,556	8,230,612
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	311,346	1,130,145
VIP Overseas Portfolio - Service Class (FOS)	232,839	2,083,614
VIP Overseas Portfolio - Service Class 2 R (FO2R)	111,347	608,557
VIP Overseas Portfolio - Service Class R (FOSR)	1,715,133	5,351,328
VIP Value Strategies Portfolio - Service Class (FVSS)	2,151,531	4,209,273
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,888,498	8,349,533
Rising Dividends Securities Fund - Class 2 (FTVRD2)	35,121	117,021
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,767,726	3,778,633
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	6,548,314	1,832,954
Templeton Foreign Securities Fund - Class 2 (TIF2)	10,733,060	1,676,917
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	44,043,097	5,040,143
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	3,029,787	1,316,718
Short Duration Bond Portfolio - I Class Shares (AMTB)	2,512,320	9,678,978
Guardian Portfolio - I Class Shares (AMGP)	38,425	6,628
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	108,956	106,512
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	335	3,749
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	1,503,550	1,593,577
Socially Responsive Portfolio - I Class Shares (AMSRS)	662,185	2,117,957
International Growth Fund/VA- Service Shares (OVIGS)	514,662	2,535
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	134,029	364,984
Global Securities Fund/VA - Non-Service Shares (OVGS)	89,034,049	16,127,030
Global Securities Fund/VA - Service Class (OVGSS)	77,633	278,020
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,145,300	14,210,184
Main Street Fund(R)/VA - Service Class (OVGIS)	131,471	375,366
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	4,705,275	3,676,982
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	27,625	19,336
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	3,729,784	12,299,296
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,791,864	1,560,306
Global Strategic Income Fund/VA: Service Shares (OVSBS)	153,088	384,980
All Asset Portfolio - Advisor Class (PMVAAD)	2,066,563	1,327,655
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	750,164	1,715,417
Low Duration Portfolio - Advisor Class (PMVLAD)	6,704,380	12,777,935
Real Return Portfolio - Administrative Class (PMVRRA)	90,361	179,164
Total Return Portfolio - Administrative Class (PMVTRA)	234,223	377,078
Total Return Portfolio - Advisor Class (PMVTRD)	2,669,571	6,836,596
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	705,558	524,401
VT Growth & Income Fund: Class IB (PVGIB)	421	1,595
VI American Franchise Fund - Series II Shares (ACEG2)	1,136,207	2,378,948
VI Comstock Fund - Series II Shares (ACC2)	83,253	1,595,159
VI American Franchise Fund - Series I Shares (ACEG)	1,601	37,370
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	-	12
VI Core Equity Fund - Series I Shares (AVGI)	614	42,981
VI Core Equity Fund - Series II Shares (AVCE2)	19,682	123,472
VI Equity and Income Fund - Series I Shares (IVKEI1)	22,610	7,844
Invesco V.I. Global Health Care - Series I (IVHS)	129,918	50,721
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	43,240	52,088
Diversified Stock Fund Class A Shares (VYDS)	66,787	820,857
Royce Capital Micro-Cap Inv (ROCMC)	65,134	143,964
Variable Fund - Multi-Hedge Strategies (RVARS)	329,014	48,186
Guggenheim VT World Equity Income (SBLD)	41,367	24,160
Guggenheim VT StylePlus Mid Growth - Series J (SBLJ)	10,159	26,068
Series N (Managed Asset Allocation Series) (SBLN)	97,016	99,739
Guggenheim VT All Cap Value - Series O (SBLO)	3,100	18,756
Guggenheim VT High Yield - Series P (SBLP)	74,198	97,940
Guggenheim VT Small Cap Value - Series Q (SBLQ)	110,126	233,903
Guggenheim VT Mid Cap Value - Series V (SBLV)	78,387	387,331
Guggenheim VT StylePlus Small Growth - Series X (SBLX)	66,384	67,371
Guggenheim VT StylePlus Large Growth - Series Y (SBLY)	3,243	14,281
Health Sciences Portfolio - II (TRHS2)	18,977,101	14,162,148
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	3,414,992	2,333,621
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	5,911,802	6,662,169
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	60,702	4,987,315
Variable Insurance Portfolios - Asset Strategy (WRASP)	22,967,232	28,704,790
Variable Insurance Portfolios - Balanced (WRBP)	7,329,298	6,136,203
Variable Insurance Portfolios - Bond (WRBDP)	5,929,480	10,715,906
Variable Insurance Portfolios - Core Equity (WRCEP)	18,163,728	17,928,492
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	2,199,430	3,449,564
Variable Insurance Portfolios - Energy (WRENG)	1,503,021	1,605,179
Variable Insurance Portfolios - Global Bond (WRGBP)	1,497,091	623,394
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	419,315	2,747,281
Variable Insurance Portfolios - Growth (WRGP)	21,143,650	17,900,063
Variable Insurance Portfolios - High Income (WRHIP)	14,248,283	21,694,277
Variable Insurance Portfolios - International Growth (WRIP)	3,325,141	4,731,119
Variable Insurance Portfolios - International Core Equity (WRI2P)	2,038,530	2,055,341
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	1,142,828	1,160,545
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	917,484	1,385,367
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	2,330,163	2,752,906
Variable Insurance Portfolios - Money Market (WRMMP)	7,928,036	9,926,908
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	1,427,328	1,344,871
Variable Insurance Portfolios - Science and Technology (WRSTP)	7,232,087	13,214,446
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	6,239,166	7,936,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Variable Insurance Portfolios - Small Cap Value (WRSCV)		$1,339,225	$1,846,724
Variable Insurance Portfolios - Value (WRVP)		7,797,560	7,527,692
Advantage VT Opportunity Fund - Class 2 (SVOF)		413	48,048
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		2,647,412	3,118,469
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)		377,144	85,033,815
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)		1,055,171	7,087,005
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)		1,133,382	10,900,542
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)		137,163	43,393,127
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)		1,550,855	30,211,214
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		286,947	24,108,283
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)		37,587	444,801
NVIT International Equity Fund - Class III (obsolete) (GIG3)		542,285	19,918,672
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)		776,114	52,082,574
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)		260,980	9,498,778
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)		34,464	491,608

	Total	$1,077,861,475	$1,429,908,268

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2014	0.95% to 1.35%	51,236	$11.65 to $ 11.52	$592,854	0.38%	3.22% to 2.80%
2013	0.95% to 1.35%	35,956	11.28 to 11.21	403,981	0.42%	10.87% to 10.42%
2012	0.95% to 1.25%	2,307	10.18 to 10.16	23,439	0.10%	1.78% to 1.58%	****
Variable Insurance Funds - Equity Income VIF (BBGI)
2014	0.95% to 1.55%	36,540	13.75 to 12.69	489,305	2.02%	3.09% to 2.47%
2013	0.95% to 1.55%	37,098	13.33 to 12.39	483,022	1.12%	16.63% to 15.92%
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.95% to 2.20%	2,646,248	15.65 to 14.56	40,919,274	2.12%	0.96% to -0.31%
2013	0.95% to 2.20%	2,928,689	15.50 to 14.61	44,950,725	1.11%	13.33% to 11.90%
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.95% to 2.20%	159,355	12.83 to 12.56	2,036,318	0.23%	4.62% to 3.29%
2013	0.95% to 1.75%	40,006	12.26 to 12.20	489,913	0.00%	22.64% to 21.97%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.95% to 2.20%	14,157,172	24.48 to 13.87	328,171,439	1.74%	12.35% to 10.93%
2013	0.95% to 2.25%	15,756,466	21.79 to 11.78	325,787,636	1.83%	30.77% to 29.06%
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.95% to 2.20%	2,276,820	20.16 to 11.74	44,404,027	1.06%	12.37% to 10.96%
2013	0.95% to 2.05%	2,492,466	17.94 to 10.82	43,320,669	1.27%	33.07% to 31.59%
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
2014	1.50% to 2.60%	4,991	17.26 to 14.97	83,782	0.95%	11.43% to 10.19%
2013	1.50% to 2.60%	5,273	15.48 to 13.58	79,374	1.08%	31.99% to 30.51%
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
Floating-Rate Income Fund (ETVFR)
2014	0.95% to 1.40%	812,642	9.94 to 9.91	8,066,420	1.92%	-0.64% to -1.21%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.95% to 1.35%	19,341	11.87 to 11.74	228,557	0.04%	2.96% to 2.54%
2013	0.95% to 1.35%	16,917	11.53 to 11.45	194,340	0.06%	12.49% to 12.03%
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2014	0.95% to 1.20%	7,583	11.49 to 11.37	86,763	1.79%	-7.57% to -7.81%
2013	0.95% to 1.20%	10,484	12.43 to 12.33	129,902	1.35%	21.74% to 21.43%
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39 % to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2014	0.95% to 1.75%	35,280	17.07 to 16.50	599,234	0.57%	-2.99% to -3.78%
2013	0.95% to 1.75%	71,516	17.60 to 17.15	1,253,758	0.30%	30.67% to 29.61%
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2014	0.95% to 1.75%	27,245	13.11 to 12.83	355,494	0.00%	3.18% to 2.35%
2013	0.95% to 1.75%	27,191	12.70 to 12.53	344,396	0.69%	27.24% to 26.22%
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.95% to 2.45%	83,158	14.09 to 13.53	1,163,228	0.00%	6.67% to 5.05%
2013	0.95% to 2.20%	98,422	13.21 to 12.93	1,293,616	0.24%	35.31% to 33.60%
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.95% to 2.20%	812,154	26.53 to 23.17	21,157,794	0.79%	14.01% to 12.58%
2013	0.95% to 2.20%	870,361	23.27 to 20.58	19,889,406	1.04%	31.04% to 29.39%
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
Balanced Portfolio: Service Shares (JABS)
2014	1.25%	3,847	21.66	83,322	1.51%	6.89%
2013	1.25%	4,117	20.26	83,415	2.06%	18.31%
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Forty Portfolio: Service Shares (JACAS)
2014	0.95% to 2.25%	5,834,092	$22.91 to $ 13.00	$90,055,321	0.03%	7.44% to 6.03%
2013	0.95% to 2.25%	6,674,039	14.73 to 12.26	96,052,947	0.59%	29.64% to 27.94%
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.95% to 2.20%	3,717,902	8.03 to 6.64	29,175,387	0.00%	8.31% to 6.94%
2013	0.95% to 2.20%	4,420,916	7.41 to 6.21	32,082,981	0.00%	34.10% to 32.41%
2012	0.95% to 2.20%	5,219,721	5.53 to 4.69	28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
Overseas Portfolio: Service Shares (JAIGS)
2014	0.95% to 2.20%	4,980,693	13.27 to 10.98	64,553,443	5.74%	-12.93% to -14.04%
2013	0.95% to 2.20%	5,797,336	15.24 to 12.77	86,421,163	3.05%	13.20% to 11.77%
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.95% to 1.55%	119,098	9.48 to 9.44	1,127,190	3.07%	-5.24% to -5.63%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	1.25% to 2.25%	9,428	19.92 to 17.73	187,482	0.28%	9.72% to 8.61%
2013	1.25% to 2.25%	10,895	18.15 to 16.32	197,500	0.42%	28.43% to 27.13%
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
Mid Cap Growth Series - Service Class (MMCGSC)
2014	1.50% to 2.60%	76,594	15.32 to 13.29	1,122,629	0.00%	6.93% to 5.74%
2013	1.50% to 2.60%	91,207	14.33 to 12.57	1,255,615	0.00%	35.16% to 33.65%
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
New Discovery Series - Service Class (MNDSC)
2014	0.95% to 2.45%	137,537	13.14 to 17.93	1,994,989	0.00%	-8.37% to -9.76%
2013	0.95% to 2.45%	254,247	14.34 to 19.87	3,970,427	0.00%	39.88% to 37.76%
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
Value Series - Service Class (MVFSC)
2014	0.95% to 2.60%	2,197,403	17.45 to 18.78	38,562,182	1.32%	9.16% to 7.34%
2013	0.95% to 2.60%	2,507,162	15.99 to 17.49	40,457,138	1.00%	34.31% to 32.07%
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.95% to 2.60%	1,049,003	15.24 to 14.1	15,833,143	1.83%	0.17% to -1.50%
2013	0.95% to 2.60%	907,244	15.22 to 14.31	13,708,791	1.42%	26.42% to 24.32%
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.95% to 2.20%	330,800	13.37 to 11.97	4,304,578	3.70%	6.83% to 5.48%
2013	0.95% to 1.85%	163,990	12.51 to 11.67	2,009,490	3.80%	-1.26% to -2.16%
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	1.50% to 2.60%	61,442	13 to 11.41	764,445	2.81%	5.95% to 4.77%
2013	1.50% to 2.60%	58,862	12.27 to 10.89	693,444	3.46%	-2.07% to -3.17%
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.95% to 2.15%	180,466	29.56 to 29.03	6,240,026	5.39%	1.95% to 0.71%
2013	0.95% to 2.15%	213,062	28.99 to 28.83	7,231,044	4.01%	-9.62% to -10.71%
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2014	1.60% to 1.75%	3,677	14.25 to 13.93	51,298	0.00%	0.34% to 0.18%
2013	1.60% to 1.75%	3,737	14.20 to 13.91	52,021	0.37%	35.29% to 35.08%
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	1.60% to 1.75%	22,531	$45.81 to $ 40.8	$1,010,087	1.47%	27.65% to 27.45%
2013	1.60% to 1.75%	24,549	35.89 to 32.01	855,806	1.19%	0.42% to 0.27%
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2014	0.95% to 1.00%	8,915	9.96 to 9.96	88,798	1.67%	-0.39% to -0.41%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2014	0.95% to 1.55%	8,825	10.16 to 10.13	89,574	2.10%	1.58% to 1.29%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.95% to 2.25%	6,143,389	23.25 to 21.58	141,441,257	1.96%	12.04% to 10.57%
2013	0.95% to 2.25%	7,014,850	20.75 to 19.51	144,368,536	1.82%	30.65% to 28.93%
2012	0.95% to 2.25%	8,204,277	15.89 to 15.14	129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	1.50% to 2.60%	112,628	22.30 to 20.92	2,461,761	1.77%	11.25% to 10.01%
2013	1.50% to 2.60%	135,281	20.04 to 19.02	2,665,192	1.63%	29.70% to 28.25%
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.95% to 2.20%	3,245,900	15.14 to 13.56	48,304,290	0.95%	3.99% to 2.68%
2013	0.95% to 2.20%	3,225,592	14.56 to 13.21	46,246,667	1.35%	22.11% to 20.57%
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.95% to 1.85%	1,158,387	12.15 to 11.23	13,871,458	1.21%	3.98% to 3.04%
2013	0.95% to 1.85%	1,315,739	11.68 to 10.89	15,176,840	1.59%	-3.50% to -4.38%
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.95% to 1.95%	1,373,880	16.01 to 14.66	21,632,871	0.69%	0.87% to -0.15%
2013	0.95% to 1.95%	1,583,720	15.87 to 14.69	24,775,951	0.38%	27.42% to 26.13%
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.95% to 2.05%	2,547,233	15.31 to 13.9	38,381,085	0.45%	7.04% to 5.85%
2013	0.95% to 2.05%	3,111,350	14.31 to 13.13	43,904,661	0.32%	28.38% to 26.95%
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.95% to 2.20%	1,516,576	13.85 to 12.57	20,751,976	0.81%	9.18% to 7.80%
2013	0.95% to 2.20%	1,473,478	12.69 to 11.66	18,495,773	1.07%	31.71% to 30.04%
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.95% to 2.20%	1,849,112	22.84 to 16.65	40,536,442	5.53%	1.58% to 0.29%
2013	0.95% to 2.20%	1,046,197	22.49 to 16.60	22,597,680	6.10%	6.06% to 4.72%
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.95% to 2.05%	911,864	22.35 to 19.06	19,862,295	1.25%	-6.40% to -7.44%
2013	0.95% to 2.05%	38,605	23.88 to 20.60	906,322	1.15%	-0.21% to -1.32%
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
NVIT Emerging Markets Fund - Class II (GEM2)
2014	1.50% to 2.60%	35,753	9.63 to 9.55	343,293	0.86%	-3.74% to -4.47%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2014	0.95% to 2.20%	1,577,345	$14.46 to $ 12.07	$22,322,359	2.91%	-1.39% to -2.64%
2013	0.95% to 2.05%	388,288	14.66 to 12.65	5,598,112	0.51%	16.71% to 15.42%
2012	0.95% to 2.20%	475,976	12.56 to 10.75	5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	1.25%	6,515	8.97	58,424	3.79%	1.96%
2013	1.25%	7,039	9.15	64,384	0.45%	16.09%
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.95% to 2.20%	5,084,112	13.63 to 12.52	68,648,353	0.86%	5.59% to 4.25%
2013	0.95% to 2.20%	5,881,810	12.90 to 12.01	75,315,730	0.99%	42.45% to 40.66%
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.95% to 1.75%	290,579	15.61 to 14.79	4,492,026	0.80%	9.55% to 8.67%
2013	0.95% to 1.75%	419,199	14.25 to 13.61	5,930,267	0.77%	37.45% to 36.34%
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.95% to 1.75%	274,908	13.15 to 12.46	3,577,545	2.09%	3.50% to 2.67%
2013	0.95% to 1.75%	262,726	12.70 to 12.13	3,307,973	1.30%	28.25% to 27.21%
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.95% to 1.90%	804,875	12.99 to 12.19	10,348,189	2.23%	3.31% to 2.32%
2013	0.95% to 1.90%	884,824	12.58 to 11.91	11,034,496	1.66%	13.57% to 12.48%
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.95% to 1.80%	485,410	13.24 to 12.5	6,351,578	2.40%	3.70% to 2.81%
2013	0.95% to 1.80%	523,330	12.77 to 12.16	6,608,536	1.56%	20.09% to 19.06%
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.95% to 1.80%	666,519	12.25 to 11.57	8,020,213	2.23%	2.35% to 1.48%
2013	0.95% to 1.80%	626,630	11.97 to 11.41	7,404,662	1.79%	3.94% to 3.07%
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.95% to 1.80%	1,539,548	13.13 to 12.4	19,978,803	2.32%	3.58% to 2.69%
2013	0.95% to 1.80%	1,734,862	12.68 to 12.07	21,785,350	1.63%	16.69% to 15.68%
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.95% to 1.90%	598,430	13.17 to 12.35	7,804,435	2.47%	3.57% to 2.58%
2013	0.95% to 1.60%	583,495	12.72 to 12.25	7,357,270	1.46%	23.10% to 22.29%
2012	0.95% to 1.60%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.95% to 1.85%	631,852	12.81 to 12.05	8,008,410	2.25%	3.09% to 2.16%
2013	0.95% to 1.85%	706,326	12.42 to 11.80	8,694,013	1.68%	10.18% to 9.18%
2012	0.95% to 1.85%	771,585	11.28 to 10.81	8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.95% to 1.70%	517,257	12.86 to 12.23	6,574,042	2.75%	4.06% to 3.27%
2013	0.95% to 1.95%	465,087	12.36 to 11.67	5,694,245	1.94%	-2.84% to -3.82%
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class II (NVCBD2)
2014	1.50% to 2.50%	53,208	$12.17 to $ 11.37	$629,055	2.38%	3.11% to 2.06%
2013	1.50% to 2.50%	60,013	11.80 to 11.14	690,858	2.07%	-3.60% to -4.58%
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.95% to 1.65%	382,835	13.69 to 13.06	5,184,723	2.12%	3.89% to 3.15%
2013	0.95% to 1.65%	390,927	13.18 to 12.66	5,102,318	1.46%	-2.98% to -3.67%
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
NVIT Nationwide Fund - Class I (TRF)
2014	0.95% to 2.20%	5,723,696	20.46 to 13.09	115,085,837	1.15%	11.08% to 9.68%
2013	0.95% to 2.20%	6,330,688	18.42 to 11.93	114,704,338	1.31%	29.86% to 28.22%
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
NVIT Nationwide Fund - Class II (TRF2)
2014	1.50% to 2.60%	19,202	17.05 to 14.79	311,516	0.85%	10.14% to 8.91%
2013	1.50% to 2.60%	31,548	15.48 to 13.58	468,595	1.03%	28.83% to 27.39%
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
NVIT Government Bond Fund - Class I (GBF)
2014	0.95% to 2.25%	7,386,998	19.02 to 14.41	130,809,960	1.94%	3.58% to 2.22%
2013	0.95% to 2.25%	8,535,517	18.36 to 14.49	146,192,451	1.82%	-4.97% to -6.21%
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
NVIT Government Bond Fund - Class II (GBF2)
2014	1.50% to 2.60%	224,490	13.46 to 11.68	2,915,813	1.69%	2.75% to 1.60%
2013	1.50% to 2.60%	273,240	13.10 to 11.49	3,454,451	1.56%	-5.69% to -6.75%
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.95% to 2.05%	2,472,698	13.94 to 8.27	33,083,045	0.36%	10.27% to 9.05%
2013	0.95% to 2.05%	2,583,222	12.64 to 7.58	31,350,253	0.66%	28.51% to 27.08%
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
NVIT International Index Fund - Class VIII (GVIX8)
2014	0.95% to 1.85%	412,989	10.15 to 9.38	4,139,415	2.96%	-7.08% to -7.92%
2013	0.95% to 1.85%	387,529	10.92 to 10.18	4,197,112	2.79%	19.86% to 18.77%
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.95% to 2.60%	2,070,090	20.27 to 16.31	40,593,019	1.62%	3.99% to 2.26%
2013	0.95% to 2.60%	2,356,559	19.50 to 15.95	44,506,142	1.62%	26.04% to 23.94%
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.95% to 1.80%	449,613	15.85 to 15.1	7,074,372	1.75%	3.59% to 2.70%
2013	0.95% to 1.80%	420,303	15.30 to 14.70	6,390,506	1.79%	12.35% 11.38%
2012	0.95% to 1.80%	377,590	13.62 to 13.20	5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.95% to 1.85%	107,897	18.11 to 17.2	1,937,760	1.91%	4.21% to 3.27%
2013	0.95% to 1.75%	94,238	17.38 to 16.73	1,626,597	1.96%	18.36% to 17.40%
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.95% to 2.60%	2,251,040	$14.84 to $ 11.94	$32,389,269	1.74%	2.90% to 1.19%
2013	0.95% to 2.60%	2,653,700	14.42 to 11.80	37,164,122	1.58%	3.84% to 2.11%
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.95% to 2.60%	10,464,725	18.16 to 14.61	184,068,455	1.64%	4.18% to 2.45%
2013	0.95% to 2.60%	11,870,761	17.43 to 14.26	200,837,375	1.62%	15.52% to 13.60%
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.95% to 2.60%	4,924,918	19.54 to 15.73	92,865,838	1.64%	3.96% to 2.23%
2013	0.95% to 2.60%	5,587,916	18.80 to 15.38	101,518,872	1.64%	21.22% to 19.20%
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.95% to 2.60%	3,283,505	16.78 to 13.51	53,147,007	1.74%	3.74% to 2.02%
2013	0.95% to 2.60%	3,709,734	16.18 to 13.24	58,032,917	1.67%	9.45% to 7.62%
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.95% to 2.20%	2,362,695	41.19 to 29.7	100,523,919	1.02%	8.38% to 7.01%
2013	0.95% to 2.20%	2,680,803	38.00 to 27.75	105,294,643	1.09%	31.78% to 30.12%
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
NVIT Money Market Fund - Class I (SAM)
2014	0.95% to 2.60%	16,141,538	12.24 to 8.72	188,032,825	0.00%	-0.95% to -2.6%
2013	0.95% to 2.60%	15,167,273	12.36 to 8.96	179,273,814	0.00%	-0.95% to -2.60%
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.95% to 2.25%	2,436,877	18.54 to 10.8	44,798,766	1.54%	-1.95% to -3.24%
2013	0.95% to 1.25%	10,333	18.91 to 18.64	194,118	1.71%	20.21% to 19.85%
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.95% to 2.20%	814,889	9.05 to 8.97	7,363,608	1.77%	-9.52% to -10.30%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	1.50% to 2.60%	30,589	9.00 to 8.93	274,784	1.76%	-10.02% to -10.71%	****
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.95% to 2.60%	1,758,923	15.05 to 13.46	25,872,757	0.51%	9.39% to 7.56%
2013	0.95% to 2.60%	2,019,933	13.76 to 12.51	27,247,280	0.79%	33.46% to 31.24%
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	1.50% to 2.60%	28,077	14.28 to 13.25	389,438	0.22%	8.50% to 7.28%
2013	1.50% to 2.60%	35,708	13.16 to 12.35	459,833	0.46%	32.40% to 30.92%
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.95% to 2.20%	570,339	16.70 to 15.74	9,434,377	1.14%	9.47% to 8.09%
2013	0.95% to 2.25%	644,126	15.26 to 14.53	9,756,439	1.48%	34.15% to 32.39%
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.95% to 2.60%	224,762	14.07 to 12.58	3,032,612	0.97%	9.20% to 7.38%
2013	0.95% to 2.60%	267,804	12.88 to 11.71	3,327,237	1.15%	33.74% to 31.52%
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.95% to 2.25%	5,597,305	$15.11 to $ 13.84	$83,720,346	0.00%	3.05% to 1.69%
2013	0.95% to 2.25%	6,491,418	14.66 to 13.61	94,365,577	0.00%	37.63% to 35.82%
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	1.20% to 2.10%	459,141	14.60 to 13.73	6,667,108	0.00%	2.48% to 1.54%
2013	1.20% to 2.10%	521,017	14.25 to 13.53	7,388,276	0.00%	36.94% to 35.70%
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.95% to 2.20%	4,045,766	17.86 to 16.41	71,328,188	1.36%	15.91% to 14.45%
2013	0.95% to 2.20%	4,472,473	15.41 to 14.34	68,139,925	1.16%	34.39% to 32.69%
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.95% to 2.20%	1,063,211	23.51 to 19.27	24,295,051	0.00%	1.83% to 0.55%
2013	0.95% to 2.20%	1,285,895	23.08 to 19.16	28,872,405	0.00%	42.92% to 41.12%
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	1.50% to 2.60%	21,402	15.55 to 13.49	318,019	0.00%	1.00% to -0.13%
2013	1.50% to 2.60%	23,563	15.40 to 13.50	347,438	0.00%	41.79% to 40.21%
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.95% to 2.40%	2,196,959	41.48 to 28.14	102,625,965	0.51%	6.01% to 4.45%
2013	0.95% to 2.40%	2,567,355	39.13 to 26.94	113,265,857	0.81%	39.07% to 37.03%
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	1.50% to 2.60%	34,791	22.20 to 19.26	741,372	0.29%	5.16% to 3.99%
2013	1.50% to 2.60%	43,328	21.11 to 18.52	881,477	0.61%	37.92% to 36.39%
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.95% to 2.20%	2,531,314	34.83 to 29.54	95,476,028	0.16%	0.14% to -1.4%
2013	0.95% to 2.20%	2,883,522	34.88 to 29.96	108,877,931	0.13%	39.58% to 37.81%
2012	0.95% to 2.20%	3,336,881	24.99 to 21.74	90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	1.50% to 2.60%	75,243	22.08 to 19.15	1,593,743	0.00%	-0.95% to -2.06%
2013	1.50% to 2.60%	86,298	22.29 to 19.55	1,848,534	0.13%	38.44% to 36.90%
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.95% to 2.60%	2,511,214	19.55 to 14.85	47,730,587	3.07%	2.9% to 1.18%
2013	0.95% to 2.60%	2,677,616	19.00 to 14.68	49,520,067	3.22%	-2.06% to -3.70%
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.95% to 1.65%	669,211	10.8 to 10.3	7,170,123	0.89%	-0.46% to -1.16%
2013	0.95% to 1.65%	788,215	10.85 to 10.42	8,479,754	1.14%	-0.85% to -1.55%
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.95% to 2.40%	16,797,856	$23.23 to $ 21.37	$386,968,796	0.70%	7.77% to 6.19%
2013	0.95% to 2.40%	19,341,164	21.56 to 20.12	414,023,136	0.76%	35.40% to 33.42%
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	1.50% to 2.60%	383,627	22.19 to 20.82	8,372,551	0.44%	6.93% to 5.74%
2013	1.50% to 2.60%	455,761	20.75 to 19.69	9,330,319	0.52%	34.24% to 32.74%
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.95% to 1.75%	169,031	15.17 to 14.49	2,537,408	3.50%	-9.02% to -9.75%
2013	0.95% to 1.75%	188,729	16.67 to 16.05	3,119,324	1.77%	18.95% to 17.99%
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.95% to 2.20%	1,504,917	20.31 to 13.26	30,002,904	1.66%	8.13% to 6.77%
2013	0.95% to 2.20%	1,734,014	18.78 to 12.42	31,894,766	0.00%	34.35% to 32.66%
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.95% to 2.60%	6,557,623	14.78 to 13.21	95,873,668	2.91%	27.66% to 25.54%
2013	0.95% to 2.60%	7,066,545	11.58 to 10.53	81,041,231	1.43%	2.12% to 0.37%
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	0.95% to 1.35%	102,255	11.00 to 10.92	1,123,108	6.46%	0.05% to -0.35%
2013	0.95% to 1.35%	17,065	10.99 to 10.96	187,537	0.04%	9.90% to 9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	1.00% to 1.20%	20,964	10.98 to 10.95	229,468	2.36%	1.24% to 1.03%
2013	1.00% to 1.20%	20,964	10.85 to 10.83	227,113	1.91%	8.48% to 8.33%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	0.95% to 1.20%	22,298	10.86 to 10.81	241,686	1.40%	0.77% to 0.51%
2013	1.00% to 1.20%	11,790	10.77 to 10.76	126,936	2.25%	7.71% to 7.56%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.95% to 1.10%	8,031	10.84 to 10.82	86,987	1.54%	1.48% to 1.33%
2013	0.95% to 1.05%	3,087	10.69 to 10.68	32,980	1.79%	6.86% to 6.79%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.95% to 1.65%	108,080	13.05 to 12.89	1,403,244	0.83%	3.56% to 2.83%
2013	0.95% to 1.65%	68,726	12.60 to 12.54	865,343	2.18%	25.99% to 25.40%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.95% to 1.65%	558,765	13.13 to 12.98	7,319,004	2.92%	12.00% to 11.21%
2013	0.95% to 1.60%	160,648	11.73 to 11.68	1,881,749	2.51%	17.27% to 16.75%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	1.50% to 2.60%	67,370	18.25 to 15.83	1,176,693	1.09%	7.65% to 6.45%
2013	1.50% to 2.60%	74,021	16.95 to 14.87	1,203,601	1.14%	32.57% to 31.10%
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2014	1.50% to 2.60%	60,218	17.95 to 15.57	1,043,412	0.00%	12.13% to 10.88%
2013	1.50% to 2.60%	68,946	16.01 to 14.04	1,067,840	0.00%	34.94% to 33.44%
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.95% to 2.60%	317,042	17.2 to 23.34	6,081,556	0.46%	7.91% to 6.11%
2013	0.95% to 2.60%	431,348	15.94 to 22.00	7,621,229	0.42%	36.33% to 34.06%
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2014	0.95% to 2.20%	2,789,911	$24.97 to $ 14.65	$65,258,239	2.03%	11.43% to 10.03%
2013	0.95% to 2.20%	3,010,407	22.41 to 13.32	63,780,641	2.21%	34.53% to 32.84%
2012	0.95% to 2.20%	3,486,389	16.65 to 10.03	54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
VP Income & Growth Fund - Class II (ACVIG2)
2014	1.50% to 2.60%	32,813	18.96 to 16.44	592,458	1.69%	10.65% to 9.41%
2013	1.50% to 2.60%	71,691	17.13 to 15.03	1,168,018	1.97%	33.45% to 31.96%
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.95% to 2.60%	2,451,935	14.28 to 11.74	34,294,349	1.28%	2.32% to 0.61%
2013	0.95% to 2.60%	3,014,960	13.96 to 11.67	41,310,100	1.64%	-9.35% to -10.86%
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
VP International Fund - Class I (ACVI)
2014	0.95% to 1.75%	83,742	19.33 to 13.59	1,590,276	1.72%	-6.38% to -7.16%
2013	0.95% to 1.75%	91,893	20.65 to 14.63	1,869,497	1.64%	21.26% to 20.27%
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
VP International Fund - Class III (ACVI3)
2014	1.60% to 1.75%	4,143	16.31 to 16.00	66,395	1.72%	-7.02% to -7.16%
2013	1.60% to 1.75%	5,476	17.54 to 17.23	94,478	2.07%	20.45% to 20.27%
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.95% to 2.20%	903,966	20.58 to 18.43	18,361,036	1.18%	15.32% to 13.86%
2013	0.95% to 2.20%	892,688	17.85 to 16.19	15,722,506	1.22%	28.88% to 27.25%
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	1.25% to 2.25%	23,273	23.83 to 21.6	532,106	1.02%	14.79% to 13.62%
2013	1.25% to 2.25%	23,740	20.76 to 19.01	476,194	1.06%	28.28% to 26.98%
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
VP Ultra(R) Fund - Class I (ACVU1)
2014	1.75%	1,197	16.85	20,170	0.37%	8.07%
2013	1.75%	1,197	15.59	18,664	0.52%	34.68%
2012	1.75%	1,197	11.58	13,858	0.00%	11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
VP Value Fund - Class I (ACVV)
2014	0.95% to 1.30%	66,415	31.77 to 32.21	2,155,674	1.53%	12.01% to 11.61%
2013	0.95% to 1.30%	77,138	28.30 to 28.86	2,239,005	1.64%	30.48% to 30.01%
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2014	0.95% to 1.65%	57,261	10.92 to 10.86	624,090	0.00%	9.15% to 8.64%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.95% to 2.20%	1,036,355	26.05 to 22.18	26,360,918	0.60%	4.12% to 2.81%
2013	0.95% to 2.25%	1,241,395	25.02 to 21.44	30,398,885	1.10%	39.38% to 37.55%
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.95% to 2.25%	2,602,296	24.69 to 13.93	60,252,738	1.82%	7.06% to 5.66%
2013	0.95% to 2.25%	3,076,919	23.06 to 13.19	66,538,642	1.95%	19.95% to 18.38%
2012	0.95% to 2.25%	3,631,658	19.22 to 11.14	65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
Appreciation Portfolio - Service Shares (DCAPS)
2014	1.50% to 2.60%	61,065	17.60 to 15.27	1,015,902	1.59%	6.21% to 5.02%
2013	1.50% to 2.60%	72,014	16.58 to 14.54	1,134,640	1.70%	19.01% to 17.68%
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.95% to 1.10%	697	$17.64 to $ 17.29	$12,118	0.00%	0.63% to 0.48%
2013	0.95% to 1.55%	2,139	17.53 to 16.28	35,684	0.00%	47.14% to 46.25%
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
International Value Portfolio - Initial Shares (DVIV)
2014	0.95% to 1.40%	342	16.00 to 15.07	5,270	1.79%	-10.18% to -10.59%
2013	0.95% to 1.40%	536	17.82 to 16.86	9,342	2.32%	21.83% to 21.27%
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	1.50% to 2.60%	19,014	12.47 to 10.81	224,746	1.83%	-2.81% to -3.90%
2013	1.50% to 2.60%	21,807	12.83 to 11.25	266,679	0.80%	14.37% to 13.10%
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
High Income Bond Fund II - Service Shares (FHIBS)
2014	1.50% to 2.60%	86,163	21.19 to 18.38	1,736,607	6.01%	0.88% to -0.24%
2013	1.50% to 2.60%	97,338	21.00 to 18.42	1,951,238	6.86%	5.13% to 3.95%
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.95% to 2.25%	4,354,125	19.05 to 16.05	80,390,966	3.85%	2.81% to 1.46%
2013	0.95% to 2.25%	4,981,035	18.53 to 15.82	89,634,995	4.37%	0.08% to -1.24%
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
Quality Bond Fund II - Service Shares (FQBS)
2014	1.50% to 2.60%	218,149	14.84 to 12.88	3,092,039	3.64%	1.96% to 0.82%
2013	1.50% to 2.60%	259,067	14.56 to 12.77	3,614,276	4.09%	-0.76% to -1.87%
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	1.50% to 2.60%	21,779	21.71 to 18.83	448,550	0.70%	4.92% to 3.74%
2013	1.50% to 2.60%	34,351	20.69 to 18.15	679,463	0.65%	28.23% to 26.80%
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2014	0.95% to 1.30%	429,643	34.72 to 32.26	14,526,741	0.85%	10.75% to 10.37%
2013	0.95% to 1.35%	465,436	31.35 to 29.45	14,229,522	0.97%	29.90% to 29.38%
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.95% to 2.05%	1,251,643	10.93 to 9.92	13,535,715	0.60%	-13.59% to -14.56%
2013	0.95% to 2.05%	1,355,265	12.65 to 11.61	17,002,586	0.67%	22.97% to 21.60%
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.95% to 2.25%	9,377,426	23.4 to 16.56	216,789,547	2.64%	7.61% to 6.20%
2013	0.95% to 2.25%	10,635,351	21.75 to 15.60	228,824,899	2.33%	26.80% to 25.13%
2012	0.95% to 2.25%	12,322,376	17.15 to 12.46	209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	1.50% to 2.60%	277,879	17.65 to 15.31	4,710,320	2.53%	6.85% to 5.66%
2013	1.50% to 2.60%	317,752	16.52 to 14.49	5,053,731	2.19%	25.91% to 24.51%
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.95% to 1.95%	663,828	$14.66 to $ 13.42	$9,586,214	1.45%	3.36% to 2.31%
2013	0.95% to 1.95%	760,965	14.18 to 13.12	10,654,276	1.56%	12.32% to 11.18%
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.25% to 2.25%	3,770	15.54 to 14.08	54,621	1.25%	2.91% to 1.87%
2013	1.25% to 2.25%	4,548	15.10 to 13.83	64,626	1.40%	11.78% to 10.65%
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.95% to 1.85%	877,056	14.52 to 13.42	12,566,546	1.57%	3.67% to 2.73%
2013	0.95% to 1.85%	889,747	14.01 to 13.06	12,324,633	1.81%	14.85% to 13.81%
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.25% to 2.25%	9,056	16.11 to 14.6	137,042	1.38%	3.29% to 2,24%
2013	1.25% to 2.25%	9,789	15.60 to 14.28	144,332	1.53%	14.19% to 13.03%
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.95% to 2.05%	561,359	14.73 to 13.37	8,163,977	1.49%	3.87% to 2.71%
2013	0.95% to 1.80%	582,494	14.18 to 13.27	8,172,824	1.74%	20.34% to 19.31%
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.25% to 2.25%	19,002	16.82 to 15.24	309,821	1.29%	3.43% to 2.39%
2013	1.25% to 2.25%	21,000	16.26 to 14.88	332,291	1.46%	19.89% to 18.68%
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2014	0.95% to 1.30%	62,685	18.97 to 17.36	1,114,397	0.11%	11.00% to 10.64%
2013	0.95% to 1.30%	73,114	17.09 to 15.69	1,172,662	0.19%	36.50% to 35.99%
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
VIP Growth Portfolio - Service Class (FGS)
2014	0.95% to 2.20%	7,796,816	23.83 to 12.84	174,901,353	0.09%	10.13% to 8.74%
2013	0.95% to 2.20%	8,522,611	21.64 to 11.81	174,182,549	0.19%	34.91% to 33.21%
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	1.50% to 2.60%	150,437	17.42 to 15.11	2,518,512	0.00%	9.35% to 8.13%
2013	1.50% to 2.60%	174,860	15.93 to 13.97	2,672,773	0.05%	33.96% to 32.47%
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
VIP High Income Portfolio - Service Class (FHIS)
2014	0.95% to 2.20%	2,134,772	15.91 to 12.35	34,429,561	5.41%	0.11% to -1.15%
2013	0.95% to 2.20%	2,423,871	15.89 to 12.50	39,104,663	5.44%	4.87% to 3.54%
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
VIP High Income Portfolio - Service Class R (FHISR)
2014	0.95% to 2.20%	1,838,763	14.31 to 12.99	26,008,523	3.44%	0.03% to -1.23%
2013	0.95% to 2.20%	3,786,746	14.31 to 13.15	53,482,489	6.16%	4.92% to 3.59%
2012	0.95% to 2.20%	4,789,971	13.64 to 12.69	64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.95% to 1.85%	2,667,673	15.61 to 13.47	39,225,197	2.07%	4.75% to 3.80%
2013	0.95% to 2.20%	3,020,099	14.31 to 12.49	42,470,243	2.06%	-2.82% to -4.05%
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.95% to 2.20%	1,970,607	22.6 to 15.28	33,155,493	0.15%	5.19% to 3.86%
2013	0.95% to 2.20%	2,291,393	16.22 to 14.71	36,702,772	0.39%	34.77% to 33.07%
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	1.50% to 2.60%	159,648	$30.09 to $ 26.1	$4,596,858	0.02%	4.44% to 3.27%
2013	1.50% to 2.60%	185,686	28.81 to 25.27	5,132,066	0.27%	33.83% to 32.34%
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.95% to 2.20%	745,111	17.54 to 12.1	13,047,672	1.17%	-9.03% to -10.18%
2013	0.95% to 2.20%	847,048	19.28 to 13.48	16,317,408	1.25%	29.14% to 27.51%
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	1.50% to 2.60%	130,763	16.19 to 14.04	2,040,067	1.02%	-9.69% to -10.69%
2013	1.50% to 2.60%	160,369	17.93 to 15.73	2,767,075	1.13%	28.20% to 26.77%
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.95% to 2.20%	1,234,531	17.69 to 15.06	21,365,826	1.16%	-9.05% to -10.20%
2013	0.95% to 2.20%	1,432,190	19.45 to 16.77	27,301,447	1.28%	29.06% to 27.44%
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.95% to 2.20%	490,540	23.6 to 20.09	11,299,592	0.84%	5.68% to 4.35%
2013	0.95% to 2.20%	579,506	22.33 to 19.25	12,648,432	0.79%	29.21% to 27.58%
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.95% to 2.20%	3,904,594	15.83 to 14.18	60,696,543	4.97%	3.62% to 2.31
2013	0.95% to 2.20%	3,963,678	15.28 to 13.86	59,562,946	6.38%	12.86% to 11.44%
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	1.25% to 2.25%	38,167	20.16 to 17.12	741,786	1.31%	7.36% to 6.28%
2013	1.25% to 2.25%	43,332	18.78 to 16.11	786,584	1.51%	28.07% to 26.77%
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.95% to 1.85%	741,947	15.94 to 14.73	11,761,173	0.61%	-0.38% to -1.29%
2013	0.95% to 2.20%	924,905	16.01 to 14.52	14,759,707	1.28%	34.94% to 33.24%
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.95% to 2.05%	453,033	9.37 to 8.92	4,238,763	1.49%	-6.31% to -7.01%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.95% to 1.95%	866,682	8.68 to 8.62	7,541,374	2.83%	-13.21% to -13.80%	****
2013	1.25%	1,399	19.86	27,781	2.29%	21.43%
2012	1.25%	1,524	16.35	24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.95% to 2.20%	3,710,891	10.02 to 9.94	37,147,623	5.15%	0.21% to -0.64%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.95% to 2.05%	601,402	12.97 to 12.03	7,698,785	2.82%	1.87% to 0.74%
2013	0.95% to 2.05%	478,758	12.73 to 11.95	6,019,658	12.55%	22.59% to 21.23%
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.95% to 2.35%	1,702,995	11.06 to 9.37	18,410,273	1.45%	-0.35% to -1.75%
2013	0.95% to 2.35%	2,364,681	11.10 to 9.54	25,702,062	2.57%	-0.34% to -1.75%
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
Guardian Portfolio - I Class Shares (AMGP)
2014	1.60% to 1.75%	12,744	27.04 to 18.09	245,173	0.46%	7.28% to 7.12%
2013	1.60% to 1.75%	12,897	25.21 to 16.89	231,416	0.83%	36.60% to 36.39%
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	1.60% to 1.75%	8,785	$30.40 to $ 21.29	$206,691	0.00%	5.86% to 5.70%
2013	1.60% to 1.75%	13,643	28.72 to 20.15	295,847	0.00%	30.49% to 30.29%
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	1.60% to 1.75%	2,502	21.72 to 16.12	46,630	0.72%	8.09% to 7.93%
2013	1.60% to 1.75%	2,653	20.10 to 14.94	46,229	1.16%	29.04% to 28.84%
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.95% to 2.60%	101,866	13.12 to 15.62	1,445,705	0.00%	2.49% to 0.78%
2013	0.95% to 2.60%	124,086	12.80 to 15.50	1,704,978	0.00%	44.45% to 42.05%
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.95% to 1.90%	509,600	21.47 to 19.38	10,794,836	0.36%	9.33% to 8.28%
2013	0.95% to 2.20%	582,312	19.64 to 17.37	11,268,503	0.73%	36.30% to 34.58%
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
International Growth Fund/VA - Service Shares (OVIGS)
2014	0.95% to 1.65%	54,549	9.06 to 9.01	493,094	0.43%	-9.45% to -9.87%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2014	0.95% to 1.35%	133,056	24.71 to 25.39	3,478,011	0.44%	14.35%
2013	0.95% to 1.35%	145,166	21.61 to 22.31	3,322,094	0.99%	28.51% to 27.99%
2012	0.95% to 1.35%	156,559	16.82 to 17.43	2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.95% to 2.60%	6,168,087	19.56 to 15.29	117,074,386	1.38%	1.32% to -0.37%
2013	0.95% to 2.40%	2,608,469	19.31 to 15.78	49,006,436	1.39%	26.13% to 24.25%
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
Global Securities Fund/VA - Service Class (OVGSS)
2014	1.50% to 2.35%	61,526	21.35 to 19.13	1,256,946	0.89%	0.53% to -0.34%
2013	1.50% to 2.60%	73,423	21.24 to 18.63	1,498,522	1.22%	25.09% to 23.69%
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.95% to 2.20%	4,629,367	20.4 to 14.13	98,161,966	0.83%	9.65% to 8.27%
2013	0.95% to 2.25%	5,261,993	18.61 to 12.12	101,913,976	1.15%	30.52% to 28.81%
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	1.50% to 2.60%	149,873	17.96 to 15.58	2,621,809	0.57%	8.74% to 7.53%
2013	1.50% to 2.60%	166,445	16.52 to 14.49	2,676,545	0.86%	29.47% to 28.02%
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.95% to 1.85%	656,479	17.60 to 16.26	11,378,849	0.91%	10.87% to 9.86%
2013	0.95% to 1.85%	693,994	15.87 to 14.80	10,863,061	0.85%	39.68% to 38.41%
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	1.25%	7,048	24.98	176,054	0.63%	10.26%
2013	1.25%	7,696	22.66	174,347	0.67%	38.87%
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.95% to 2.20%	2,660,881	22.93 to 13.63	57,039,433	0.00%	4.78% to 3.46%
2013	0.95% to 2.25%	3,051,357	18.96 to 7.17	62,518,687	0.01%	34.69% to 32.93%
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.95% to 2.20%	474,125	$10.24 to $ 9.96	$4,834,025	4.34%	1.86% to 0.58%
2013	0.95% to 2.20%	466,186	10.05 to 9.90	4,676,428	5.83%	-1.08% to -2.33%
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	1.50% to 2.60%	161,421	17.71 to 15.36	2,759,698	3.90%	0.95% to -0.17%
2013	1.50% to 2.60%	178,348	17.55 to 15.39	3,027,647	4.65%	-1.86% to -2.96%
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.95% to 1.95%	569,310	10.51 to 10.23	5,959,274	5.25%	-0.50% to -1.50%
2013	0.95% to 1.95%	522,258	10.56 to 10.38	5,501,980	4.99%	-0.84% to -1.84%
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.95% to 1.65%	340,373	12.15 to 11.67	4,085,370	2.00%	-0.65% to -1.35%
2013	0.95% to 1.65%	423,279	12.23 to 11.83	5,126,025	1.67%	-7.45% to -8.11%
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.95% to 2.20%	2,805,641	11.82 to 11	32,790,936	1.02%	-0.21% to -1.47%
2013	0.95% to 2.20%	3,315,426	11.84 to 11.16	38,898,969	1.37%	-1.18% to -2.43%
2012	0.95% to 2.20%	3,531,011	11.98 to 11.44	42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	0.95% to 1.30%	60,865	14.08 to 13.66	845,404	1.42%	2.10% to 1.78%
2013	0.95% to 1.30%	67,335	13.79 to 13.42	917,457	1.62%	-10.08% to -10.40%
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.95% to 1.30%	92,939	15.66 to 15.19	1,435,512	2.17%	3.30% to 2.91%
2013	0.95% to 1.30%	103,230	15.16 to 14.76	1,546,318	2.14%	-2.89% to -3.23%
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.95% to 1.75%	1,262,722	10.89 to 10.57	13,678,875	2.02%	3.18% to 2.34%
2013	0.95% to 2.20%	1,666,977	10.55 to 10.20	17,516,266	2.11%	-2.98% to -4.21%
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.95% to 1.35%	15,712	9.72 to 9.70	152,585	3.07%	-2.76% to -3.02%	****
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.25%	744	18.36	13,660	1.34%	9.35%
2013	1.25%	808	16.79	13,573	1.67%	33.98%
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.95% to 2.60%	142,833	14.34 to 14.86	2,246,259	0.00%	7.14% to 5.36%
2013	0.95% to 2.60%	228,562	13.39 to 14.10	3,279,415	0.22%	38.47% to 36.16%
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
VI Comstock Fund - Series II Shares (ACC2)
2014	1.50% to 2.60%	264,718	19.98 to 17.33	5,081,741	1.04%	7.46% to 6.26%
2013	1.50% to 2.60%	343,323	18.59 to 16.31	6,163,839	1.43%	33.62% to 32.13%
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.95% to 1.30%	1,817	14.44 to 14.31	26,109	0.03%	7.41% to 7.03%
2013	0.95% to 1.40%	4,408	13.45 to 13.34	59,050	0.44%	38.81% to 38.18%
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Core Equity Fund - Series I Shares (AVGI)
2014	0.95% to 1.55%	986	$20.88 to $ 19.28	$19,891	0.70%	7.12% to 6.47%
2013	0.95% to 1.55%	3,228	19.49 to 18.10	59,276	1.29%	28.02% to 27.25%
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
VI Core Equity Fund - Series II Shares (AVCE2)
2014	1.50% to 2.50%	36,293	15.83 to 14.48	553,146	0.63%	6.23% to 5.15%
2013	1.50% to 2.50%	42,811	14.90 to 13.78	616,753	1.26%	27.00% to 25.71%
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2014	0.95% to 1.70%	25,674	13.66 to 13.28	347,063	1.80%	8.00% to 7.18%
2013	0.95% to 1.70%	25,948	12.65 to 12.39	325,654	1.77%	23.99% to 23.06%
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2014	0.95% to 1.20%	20,201	22.38 to 21.90	446,575	0.00%	18.54% to 18.19%
2013	0.95% to 1.20%	16,890	18.88 to 18.53	315,457	0.75%	39.21% to 38.86%
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
VI Global Real Estate Fund - Series I Shares (IVRE)
2014	0.95% to 1.30%	22,119	13.58 to 13.18	296,027	1.62%	13.55% to 13.13%
2013	0.95% to 1.30%	23,003	11.96 to 11.65	271,759	3.07%	1.74% to 1.38%
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
Diversified Stock Fund Class A Shares (VYDS)
2014	0.95% to 1.65%	180,037	19.01 to 16.94	3,311,651	0.88%	9.15% to 8.38%
2013	0.95% to 1.65%	223,117	17.41 to 15.63	3,768,623	0.62%	32.66% to 31.72%
2012	0.95% to 1.65%	248,424	13.13 to 11.87	3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
Micro-Cap Portfolio-Investment Class (ROCMC)
2014	0.95% to 1.25%	41,683	13.63 to 13.28	559,848	0.00%	-4.50% to -4.80%
2013	0.95% to 1.25%	50,157	14.28 to 13.95	706,555	0.45%	19.84% to 19.47%
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.95% to 1.50%	52,064	10.30 to 10.20	534,409	0.00%	3.67% to 3.09%
2013	0.95% to 1.35%	23,432	9.93 to 9.91	232,386	0.00%	-0.68% to -0.95%	****
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2014	1.10% to 1.30%	20,950	12.14 to 11.93	253,773	0.00%	3.85% to 3.65%
2013	1.10% to 1.30%	19,296	11.69 to 11.51	225,180	0.00%	17.97% to 17.73%
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2014	1.10% to 1.30%	10,981	14.79 to 14.54	162,270	0.00%	11.79% to 11.59%
2013	1.10% to 1.30%	11,982	13.23 to 13.03	158,422	0.00%	29.08% to 28.82%
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
Series N (Managed Asset Allocation Series) (SBLN)
2014	0.95% to 1.30%	19,429	15.22 to 14.77	291,534	0.00%	5.69% to 5.35%
2013	0.95% to 1.30%	19,651	14.40 to 14.02	279,378	0.00%	13.24% to 12.84%
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
Series O (All Cap Value Series) (SBLO)
2014	0.95% to 1.20%	22,526	16.39 to 16.03	364,018	0.00%	6.64% to 6.30%
2013	0.95% to 1.20%	23,292	15.37 to 15.08	353,805	0.00%	31.95% to 31.61%
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series P (High Yield Series) (SBLP)
2014	0.95% to 1.30%	15,960	$17.69 to $ 17.17	$278,530	0.00%	1.49% to 1.24%
2013	0.95% to 1.30%	17,128	17.43 to 16.96	294,991	0.00%	6.36% to 5.99%
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
Series Q (Small Cap Value Series) (SBLQ)
2014	0.95% to 1.30%	41,661	19.77 to 19.17	811,623	0.01%	-2.27% to -2.69%
2013	0.95% to 1.30%	47,503	20.23 to 19.70	948,789	0.00%	35.49% to 35.02%
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
Series V (Mid Cap Value Series) (SBLV)
2014	0.95% to 1.30%	111,561	17.92 to 17.38	1,970,122	0.00%	-0.06% to -0.40%
2013	0.95% to 1.30%	127,816	17.93 to 17.45	2,262,464	0.00%	32.06% to 31.59%
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2014	1.10%	15,412	15.57	239,965	0.00%	7.60%
2013	1.10%	15,693	14.47	227,078	0.00%	39.78%
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2014	1.10% to 1.25%	2,232	14.26 to 14.07	31,659	0.00%	13.99% to 13.74%
2013	1.10% to 1.25%	2,998	12.51 to 12.37	37,391	0.00%	26.86% to 26.67%
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
Health Sciences Portfolio - II (TRHS2)
2014	0.95% to 2.60%	1,982,157	29.06 to 26.87	57,190,414	0.00%	29.98% to 27.81%
2013	0.95% to 2.60%	1,957,164	22.35 to 21.02	43,531,343	0.00%	49.08% to 46.60%
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2014	0.95% to 2.20%	512,477	8.43 to 8.15	4,306,280	0.00%	-20.11% to -21.12%
2013	0.95% to 2.20%	418,215	10.56 to 10.34	4,403,224	0.54%	9.25% to 7.87%
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.95% to 2.20%	596,764	27.6 to 31.08	22,103,762	0.52%	-1.36% to -2.61%
2013	0.95% to 2.20%	703,220	27.98 to 31.91	26,019,673	1.67%	10.96% to 9.56%
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.95% to 2.60%	532,270	25.85 to 27.08	16,569,011	0.10%	-19.87% to -21.21%
2013	0.95% to 2.60%	656,630	32.26 to 34.36	25,424,540	0.77%	9.48% to 7.66%
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.95% to 2.25%	4,909,748	30.35 to 24.72	145,438,477	0.49%	-6.16% to -7.40%
2013	0.95% to 2.25%	5,765,187	32.34 to 26.69	182,232,052	1.30%	23.94% to 22.32%
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
Variable Insurance Portfolios - Balanced (WRBP)
2014	0.95% to 2.25%	2,447,647	21.39 to 17.49	51,201,075	0.93%	6.55% to 5.15%
2013	0.95% to 2.25%	2,598,391	20.07 to 16.63	51,059,224	1.46%	22.52% to 20.92%
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
Variable Insurance Portfolios - Bond (WRBDP)
2014	0.95% to 2.25%	3,864,467	16.78 to 13.52	63,353,834	3.82%	3.35% to 1.99%
2013	0.95% to 2.25%	4,392,785	16.24 to 13.26	69,801,032	3.56%	-3.02% to -4.29%
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	0.95% to 2.25%	6,005,339	$19.24 to $ 16.04	$113,048,984	0.49%	8.64% to 7.21%
2013	0.95% to 2.25%	6,849,960	17.71 to 14.96	118,818,034	0.55%	32.24% to 30.51%
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2014	0.95% to 2.25%	798,548	20.47 to 17.78	16,086,259	1.15%	8.80% to 7.37%
2013	0.95% to 2.25%	932,175	18.81 to 16.56	17,272,541	1.62%	28.38% to 26.70%
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
Variable Insurance Portfolios - Energy (WRENG)
2014	0.95% to 2.25%	449,790	12.61 to 11.25	5,585,927	0.00%	-11.41% to -12.58%
2013	0.95% to 2.25%	469,042	14.24 to 12.86	6,583,998	0.00%	26.54% to 24.88%
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
Variable Insurance Portfolios - Global Bond (WRGBP)
2014	0.95% to 2.25%	446,528	10.41 to 9.92	4,624,307	2.23%	-0.77% to -2.07%
2013	0.95% to 2.25%	368,482	10.49 to 10.13	3,851,854	0.00%	0.78% to -0.54%
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	0.95% to 2.25%	808,834	11.93 to 10.51	9,491,809	0.00%	-13.86% to -15.00%
2013	0.95% to 2.25%	965,476	13.86 to 12.37	13,170,383	0.00%	6.78% to 5.38%
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.95% to 2.25%	6,325,193	17.87 to 15.23	110,513,892	0.41%	10.75% to 9.30%
2013	0.95% to 2.25%	7,313,103	16.14 to 13.93	115,513,677	0.43%	35.16% to 33.39%
2012	0.95% to 2.25%	8,850,476	11.94 to 10.45	103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.95% to 2.25%	3,019,321	26.94 to 22.20	79,517,963	4.95%	0.94% to -0.39%
2013	0.95% to 2.25%	3,444,773	26.69 to 22.29	90,092,893	4.89%	9.45% to 8.01%
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
Variable Insurance Portfolios - International Growth (WRIP)
2014	0.95% to 2.25%	1,669,710	15.26 to 12.54	24,877,580	2.14%	0.00% to -1.32%
2013	0.95% to 2.25%	1,937,503	15.26 to 12.71	28,929,728	0.91%	18.09% to 16.54%
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2014	0.95% to 2.05%	583,553	19.18 to 17.03	11,016,705	2.53%	0.48% to -0.64%
2013	0.95% to 2.05%	641,781	19.09 to 17.14	12,068,034	1.67%	23.73% to 22.35%
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2014	0.95% to 1.95%	515,682	10.24 to 9.87	5,246,609	0.56%	0.02% to -0.99%
2013	0.95% to 2.00%	515,731	10.24 to 9.95	5,251,273	0.00%	-1.48% to -2.53%
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2014	0.95% to 1.95%	168,210	24.46 to 21.95	4,048,750	0.00%	-2.67% to -3.66%
2013	0.95% to 1.95%	214,062	25.13 to 22.79	5,302,156	0.00%	55.79% to 54.22%
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.95% to 2.25%	680,684	24.82 to 21.87	16,627,571	0.00%	6.84% to 5.44%
2013	0.95% to 2.25%	734,887	23.23 to 20.74	16,818,109	0.00%	28.70% to 27.02%
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11.00%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Money Market (WRMMP)
2014	0.95% to 2.25%	1,377,912	$10.77 to $ 8.92	$14,556,405	0.02%	-0.93% to -2.23%
2013	0.95% to 2.25%	1,555,209	10.87 to 9.12	16,597,987	0.02%	-0.93% to -2.23%
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.95% to 2.25%	374,416	22.54 to 19.65	8,308,799	1.03%	28.93% to 27.24%
2013	0.95% to 2.25%	393,521	17.49 to 15.44	6,779,587	1.15%	0.17% to -1.15%
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.95% to 2.25%	2,659,452	28.18 to 24.26	73,296,134	0.00%	1.93% to 0.59%
2013	0.95% to 2.25%	3,080,205	27.65 to 25.31	83,423,314	0.00%	54.90% to 52.87%
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.95% to 2.25%	2,321,746	20.43 to 17.58	46,410,747	0.00%	0.63% to -0.69%
2013	0.95% to 2.25%	2,683,021	20.30 to 17.74	53,369,884	0.00%	42.00% to 40.14%
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2014	0.95% to 2.25%	287,890	21.31 to 18.51	6,020,462	0.09%	6.03% to 4.64%
2013	0.95% to 2.25%	359,957	20.10 to 17.69	7,117,138	0.85%	32.26% to 30.53%
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
Variable Insurance Portfolios - Value (WRVP)
2014	0.95% to 2.25%	2,083,026	22.97 to 19.17	46,674,580	1.08%	9.89% to 8.45%
2013	0.95% to 2.25%	2,370,208	20.90 to 17.68	48,380,049	0.80%	34.05% to 32.29%
2012	0.95% to 2.25%	2,815,525	15.59 to 13.36	42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	1.60% to 1.75%	8,810	19.82 to 19.38	171,308	0.06%	8.66% to 8.49%
2013	1.60% to 1.75%	11,012	18.24 to 17.86	197,425	0.27%	28.59% to 28.39%
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.95% to 2.05%	321,420	24.05 to 22.58	7,645,798	0.00%	-2.81% to -3.89%
2013	0.95% to 2.05%	373,905	24.75 to 23.49	9,169,342	0.00%	48.80% to 47.15%
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95% to 2.60%	2,825,641	30.34 to 25.36	83,835,381	1.38%	26.13% to 24.03%
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.95% to 2.05%	521,050	11.65 to 10.70	6,009,116	1.69%	-1.91% to -3.00%
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95% to 1.95%	698,073	13.54 to 12.53	9,344,201	2.25%	21.81% to 20.58%
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.95% to 2.20%	2,377,530	$18.19 to $16.50	$42,672,358	4.72%	0.67% to -0.60%
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95% to 2.20%	1,692,213	16.76 to 15.01	27,925,404	6.39%	5.92% to 4.58%
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95% to 2.05%	958,212	26.19 to 22.99	24,572,794	1.12%	-0.21% to -1.31%
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	1.50% to 2.60%	22,478	19.52 to 17.51	423,707	0.91%	-1.06% to -2.16%
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
NVIT International Equity Fund - Class III (obosolete) (GIG3)
2013	0.95% to 2.20%	848,759	23.25 to 20.04	19,360,340	0.52%	16.69% to 15.22%
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95% to 2.25%	4,472,594	11.53 to 10.69	51,124,329	1.23%	20.19% to 18.61%
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.95% to 2.20%	515,192	18.89 to 16.49	9,518,408	2.21%	20.27% to 18.75%
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	1.50% to 2.60%	25,684	12.23 to 10.97	307,543	2.23%	19.28% to 17.95%
2012	1.50% to 2.60%	30,450	10.25 to 9.30	306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
Sterling Capital Strategic Allocation Equity VIF (obsolete) (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	$3.01 to $2.91	$64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%

2014	Reserves for annuity contracts in payout phase:			73,875,757
2014	Contract owners equity:			$5,801,419,569
2013	Reserves for annuity contracts in payout phase:			78,089,833
2013	Contract owners equity:			$6,214,279,257
2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.